UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Praxis Impact Bond Fund

Class A (MIIAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%

Fund Statistics

  Net Assets$1,227,849,126
  Number of Portfolio Holdings 523
  Advisory Fee $2,002,970
  Portfolio Turnover 5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	6.9%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	23.6%
Corporate Notes	0.9%
Foreign Governments	5.8%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.8%
Money Market Funds	2.5%
Municipal Bonds	0.8%
U.S. Government Agencies	58.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.5%
FNMA, 0.875%, due 08/05/30	1.7%
FNMA, 5.625%, due 07/15/37	1.6%
FHLMC, 2.347%, due 11/25/31	1.3%
FHLMC, 2.361%, due 10/25/36	1.2%
FHLMC, 1.487%, due 11/25/30	1.2%
FNMA, 1.244%, due 01/25/31	1.1%
FNMA, 6.625%, due 11/15/30	1.1%
FHLMC, 2.350%, due 03/25/32	1.1%
FHLB, 3.250%, due 11/16/28	1.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Impact Bond Fund - Class A (MIIAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MIIAX

Praxis Impact Bond Fund

Class I (MIIIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Fund Statistics

  Net Assets$1,227,849,126
  Number of Portfolio Holdings 523
  Advisory Fee $2,002,970
  Portfolio Turnover 5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	6.9%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	23.6%
Corporate Notes	0.9%
Foreign Governments	5.8%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.8%
Money Market Funds	2.5%
Municipal Bonds	0.8%
U.S. Government Agencies	58.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.5%
FNMA, 0.875%, due 08/05/30	1.7%
FNMA, 5.625%, due 07/15/37	1.6%
FHLMC, 2.347%, due 11/25/31	1.3%
FHLMC, 2.361%, due 10/25/36	1.2%
FHLMC, 1.487%, due 11/25/30	1.2%
FNMA, 1.244%, due 01/25/31	1.1%
FNMA, 6.625%, due 11/15/30	1.1%
FHLMC, 2.350%, due 03/25/32	1.1%
FHLB, 3.250%, due 11/16/28	1.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Impact Bond Fund - Class I (MIIIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MIIIX

Praxis International Index Fund

Class A (MPLAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.94%

Fund Statistics

  Net Assets$673,635,502
  Number of Portfolio Holdings 472
  Advisory Fee $1,170,750
  Portfolio Turnover 7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.1%
Money Market Funds	0.2%
Preferred Stocks	0.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Italy	3.0%
Australia	3.6%
Germany	3.8%
France	4.7%
Switzerland	5.0%
Canada	7.1%
United Kingdom	7.6%
South Korea	8.8%
Taiwan	9.6%
Japan	14.9%
Other Country	31.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.0%
Samsung Electronics Co. Ltd.	3.8%
SK Hynix, Inc.	3.2%
ASML Holding N.V.	2.1%
ASE Technology Holding Co. Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.1%
ICICI Bank Ltd. - ADR	1.1%
Royal Bank of Canada	1.0%
Tencent Holdings Ltd. - ADR	1.0%
United Microelectronics Corp. - ADR	1.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis International Index Fund - Class A (MPLAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MPLAX

Praxis International Index Fund

Class I (MPLIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.51%

Fund Statistics

  Net Assets$673,635,502
  Number of Portfolio Holdings 472
  Advisory Fee $1,170,750
  Portfolio Turnover 7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.1%
Money Market Funds	0.2%
Preferred Stocks	0.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Italy	3.0%
Australia	3.6%
Germany	3.8%
France	4.7%
Switzerland	5.0%
Canada	7.1%
United Kingdom	7.6%
South Korea	8.8%
Taiwan	9.6%
Japan	14.9%
Other Country	31.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.0%
Samsung Electronics Co. Ltd.	3.8%
SK Hynix, Inc.	3.2%
ASML Holding N.V.	2.1%
ASE Technology Holding Co. Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.1%
ICICI Bank Ltd. - ADR	1.1%
Royal Bank of Canada	1.0%
Tencent Holdings Ltd. - ADR	1.0%
United Microelectronics Corp. - ADR	1.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis International Index Fund - Class I (MPLIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MPLIX

Praxis Value Index Fund

Class A (MVIAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.70%

Fund Statistics

  Net Assets$613,702,730
  Number of Portfolio Holdings 280
  Advisory Fee $660,057
  Portfolio Turnover 12%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.9%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	5.2%
Money Market Funds	1.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	4.7%
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
AbbVie, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Procter & Gamble Co. (The)	1.7%
Bank of America Corp.	1.6%
Home Depot, Inc. (The)	1.6%
Goldman Sachs Group, Inc. (The)	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Value Index Fund - Class A (MVIAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MVIAX

Praxis Value Index Fund

Class I (MVIIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.35%

Fund Statistics

  Net Assets$613,702,730
  Number of Portfolio Holdings 280
  Advisory Fee $660,057
  Portfolio Turnover 12%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.9%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	5.2%
Money Market Funds	1.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	4.7%
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
AbbVie, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Procter & Gamble Co. (The)	1.7%
Bank of America Corp.	1.6%
Home Depot, Inc. (The)	1.6%
Goldman Sachs Group, Inc. (The)	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Value Index Fund - Class I (MVIIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MVIIX

Praxis Growth Index Fund

Class A (MGNDX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.62%

Fund Statistics

  Net Assets$812,162,645
  Number of Portfolio Holdings 149
  Advisory Fee $848,070
  Portfolio Turnover 7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.4%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	0.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	12.2%
Apple, Inc.	11.7%
Microsoft Corp.	5.9%
Alphabet, Inc. - Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	4.2%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Growth Index Fund - Class A (MGNDX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MGNDX

Praxis Growth Index Fund

Class I (MMDEX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Fund Statistics

  Net Assets$812,162,645
  Number of Portfolio Holdings 149
  Advisory Fee $848,070
  Portfolio Turnover 7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.4%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	0.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	12.2%
Apple, Inc.	11.7%
Microsoft Corp.	5.9%
Alphabet, Inc. - Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class C	4.2%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Growth Index Fund - Class I (MMDEX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MMDEX

Praxis Small Cap Index Fund

Class A (MMSCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.90%

Fund Statistics

  Net Assets$234,339,340
  Number of Portfolio Holdings 717
  Advisory Fee $312,583
  Portfolio Turnover 44%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.1%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	16.1%
Money Market Funds	0.1%
Rights	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	0.5%
Credo Technology Group Holding Ltd.	0.5%
Revolution Medicines, Inc.	0.5%
Carpenter Technology Corp.	0.5%
Natera, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Littelfuse, Inc.	0.4%
Jabil, Inc.	0.4%
Franklin Resources, Inc.	0.4%
TechnipFMC plc	0.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Small Cap Index Fund - Class A (MMSCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MMSCX

Praxis Small Cap Index Fund

Class I (MMSIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.41%

Fund Statistics

  Net Assets$234,339,340
  Number of Portfolio Holdings 717
  Advisory Fee $312,583
  Portfolio Turnover 44%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.1%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	16.1%
Money Market Funds	0.1%
Rights	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	0.5%
Credo Technology Group Holding Ltd.	0.5%
Revolution Medicines, Inc.	0.5%
Carpenter Technology Corp.	0.5%
Natera, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Littelfuse, Inc.	0.4%
Jabil, Inc.	0.4%
Franklin Resources, Inc.	0.4%
TechnipFMC plc	0.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Small Cap Index Fund - Class I (MMSIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MMSIX

Praxis Genesis Conservative Portfolio

Class A (MCONX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Fund Statistics

  Net Assets$23,621,225
  Number of Portfolio Holdings 6
  Advisory Fee $6,036
  Portfolio Turnover 12%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	77.4%
Praxis Growth Index Fund - Class I	7.0%
Praxis International Index Fund - Class I	6.9%
Praxis Value Index Fund - Class I	6.7%
Praxis Small Cap Index Fund - Class I	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Genesis Conservative Portfolio - Class A (MCONX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MCONX

Praxis Genesis Balanced Portfolio

Class A (MBAPX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.46%

Fund Statistics

  Net Assets$109,469,931
  Number of Portfolio Holdings 5
  Advisory Fee $26,362
  Portfolio Turnover 7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Mutual Funds	100.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.4%
Praxis International Index Fund - Class I	18.2%
Praxis Growth Index Fund - Class I	16.5%
Praxis Value Index Fund - Class I	15.8%
Praxis Small Cap Index Fund - Class I	10.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Genesis Balanced Portfolio - Class A (MBAPX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MBAPX

Praxis Genesis Growth Portfolio

Class A (MGAFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.45%

Fund Statistics

  Net Assets$140,585,620
  Number of Portfolio Holdings 5
  Advisory Fee $32,494
  Portfolio Turnover 7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Mutual Funds	100.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Growth Index Fund - Class I	21.1%
Praxis Value Index Fund - Class I	20.2%
Praxis Impact Bond Fund - Class I	19.6%
Praxis Small Cap Index Fund - Class I	14.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Praxis Genesis Growth Portfolio - Class A (MGAFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MGAFX

Praxis Impact Large Cap Growth ETF PRXG (Principal U.S. Listing Exchange: NYSE Arca, Inc. ) Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests. com/prxg. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Growth ETF	$18	0.36%

*	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$85,791,761
Number of Portfolio Holdings	164
Advisory Fee	$136,501
Portfolio Turnover	11%

Visit https://www.praxisinvests.com/prxg for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Asset Weighting (% of total investments)

Top Holdings	(% of net assets)
NVIDIA Corp.	12.5%
Apple, Inc.	11.5%
Microsoft Corp.	8.2%
Alphabet, Inc. - Class C	6.2%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	4.1%
Alphabet, Inc. - Class A	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.8%

Praxis Impact Large Cap Growth ETF	PAGE 1	TSR-SAR-74006E736

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/prxg), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Praxis Impact Large Cap Growth ETF	PAGE 2	TSR-SAR-74006E736

Praxis Impact Large Cap Value ETF PRXV (Principal U.S. Listing Exchange: NYSE Arca, Inc. ) Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Value ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests. com/prxv. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Value ETF	$19	0.36%

*	Annualized

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$75,726,246
Number of Portfolio Holdings	276
Advisory Fee	$121,756
Portfolio Turnover	9%

Visit https://www.praxisinvests.com/prxv for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Asset Weighting (% of total investments)

Top Holdings	(% of net assets)
Micron Technology, Inc.	4.7%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	2.7%
Walmart, Inc.	2.1%
AbbVie, Inc.	2.0%
Cisco Systems, Inc.	1.8%
Procter & Gamble Co.	1.8%
Coca-Cola Co.	1.5%
Bank of America Corp.	1.4%
Home Depot, Inc.	1.4%

Praxis Impact Large Cap Value ETF	PAGE 1	TSR-SAR-74006E744

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/prxv), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Praxis Impact Large Cap Value ETF	PAGE 2	TSR-SAR-74006E744

Praxis Impact International ETF PRXI (Principal U.S. Listing Exchange: NYSE Arca, Inc. ) Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Praxis Impact International ETF for the period of June 23, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.praxisinvests.com/prxi. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact International ETF	$1	0.54%

*	Annualized
**	Amount shown reflects the expenses of the Fund from June 23, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,077,029
Number of Portfolio Holdings	269
Advisory Fee	$181
Portfolio Turnover	0%

Visit https://www.praxisinvests.com/prxi for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Asset Weighting (% of total investments)

Top Holdings	(% of net assets)
ASML Holding NV	3.9%
Novartis AG	1.6%
Siemens AG	1.6%
Roche Holding AG	1.5%
Nestle SA	1.4%
HSBC Holdings PLC	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.2%
Schneider Electric SE	1.2%
ABB Ltd.	1.1%
Toyota Motor Corp.	1.1%

Praxis Impact International ETF	PAGE 1	TSR-SAR-74006E728

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/prxi), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Praxis Impact International ETF	PAGE 2	TSR-SAR-74006E728

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Praxis Investment Management

Semiannual financial statements and additional information

for the six months ending June 30, 2026 (unaudited)

Praxis Mutual Funds	Class A	Class I
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis®

An Everence Company

Table of Contents

Praxis Impact Bond Fund
Schedule of Investments	1
Praxis International Index Fund
Schedule of Investments	9
Praxis Value Index Fund
Schedule of Investments	15
Praxis Growth Index Fund
Schedule of Investments	19
Praxis Small Cap Index Fund
Schedule of Investments	22
Praxis Genesis Conservative Portfolio
Schedule of Investments	30
Praxis Genesis Balanced Portfolio
Schedule of Investments	31
Praxis Genesis Growth Portfolio
Schedule of Investments	32
Financial Statements
Statements of Assets & Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	48
Additional Information	60

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 6.9%
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	$1,510,000	$1,512,943
Ameren Missouri Securitization Funding I, LLC	4.850%	10/01/39	2,911,513	2,880,024
American Tower Trust I (a)	3.652%	03/23/28	2,000,000	1,963,859
Bank of America Credit Card Trust	4.980%	11/15/28	4,116,000	4,129,157
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	3,352,000	3,107,355
Chase Issue Trust	4.630%	01/15/31	3,300,000	3,321,598
CLI Funding, LLC (a)	2.720%	01/18/47	858,289	785,451
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,445,138
DB Master Finance, LLC (a)	2.493%	11/20/51	1,933,875	1,821,776
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,302,247
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,539,010
Duke Energy Progress NC Storm Funding, LLC (a)	5.070%	01/01/46	3,000,000	2,922,277
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	621,719	631,820
Ford Credit Auto Owner Trust	4.050%	10/15/30	1,000,000	992,802
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	996,444
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,421,416	1,378,486
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	682,139	599,863
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	523,174	458,658
Mosaic Solar Loans, LLC (a)	1.640%	04/22/47	583,990	479,721
PG&E Energy Recovery Funding, LLC	5.256%	01/15/38	1,000,000	1,015,399
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	7,633,000	5,641,969
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,484,413
PG&E Wildfire Recovery Funding, LLC	5.081%	06/01/41	2,200,000	2,139,023
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,090,005
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	521,307
SBA Tower Trust (a)	4.831%	10/15/29	1,750,000	1,754,782
SBA Tower Trust (a)	6.599%	11/15/52	880,000	888,802
SCE Recovery Funding, LLC	5.541%	09/15/52	1,000,000	986,717
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	2,417,559	2,410,335
Swepco Storm Recovery Funding, LLC	4.880%	09/01/39	3,770,134	3,736,509
Switch ABS Issuer, LLC (a)	6.280%	03/25/54	600,000	602,660
Switch ABS Issuer, LLC (a)	5.036%	03/25/55	1,500,000	1,461,600
TAL Advantage VII, LLC (a)	2.050%	09/20/45	1,802,541	1,727,810

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 6.9%, continued
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	$4,195,000	$4,096,522
Texas Electric Market Stabilization Funding N, LLC (a)	5.057%	08/01/46	4,730,000	4,391,627
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	915,933	860,125
TIF Funding II, LLC (a)	1.650%	02/20/46	279,792	253,903
Toyota Auto Receivables Owner Trust	5.300%	09/15/27	90,607	90,774
Trinity Rail Leasing, L.P. (a)	2.260%	07/19/51	1,749,156	1,653,663
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,770,973	2,766,815
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	3,438,788	3,170,051
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	1,246,875	1,248,772
Triumph Rail, LLC (a)	2.150%	06/19/51	1,534,737	1,495,380
USQ Rail III, LLC (a)	4.990%	09/28/54	695,572	682,707
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,300,000	2,281,609
Wendy’s Funding, LLC (a)	3.884%	03/15/48	1,280,530	1,250,961
Wendy’s Funding, LLC (a)	4.236%	03/15/52	1,200,000	1,164,602
TOTAL ASSET BACKED SECURITIES (COST $86,471,200)				$85,137,471

MUNICIPAL BONDS — 0.8%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	520,000	537,325
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	271,562
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,000,764
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,468,678
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,263,615
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,154,600
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,144,457
TOTAL MUNICIPAL BONDS (COST $10,735,544)				$9,841,001

CORPORATE BONDS — 23.6%
AUTOMOTIVE — 0.4%
BorgWarner, Inc.	2.650%	07/01/27	601,000	590,366
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	681,357
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,147,383
Toyota Motor Corp.	4.450%	06/30/30	2,500,000	2,488,663
				4,907,769

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
BANKING — 2.0%
American Express Co.	5.016%	04/25/31	$500,000	$505,105
Bank of America Corp., Series N (TSFR3M + 157.16) (b)	4.271%	07/23/29	1,000,000	992,113
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,335,132
Bank of America Corp., Series N	2.972%	02/04/33	1,000,000	902,646
Bank of America Corp., Series N	5.464%	05/09/36	500,000	510,218
Bank of Montreal	5.203%	02/01/28	1,750,000	1,768,233
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	1,997,731
Citigroup, Inc. (SOFR + 210.70) (b)	2.572%	06/03/31	2,000,000	1,837,697
JPMorgan Chase & Co. (SOFR + 151.00) (b)	2.739%	10/15/30	2,000,000	1,878,458
JPMorgan Chase & Co.	2.963%	01/25/33	1,000,000	905,349
JPMorgan Chase & Co.	5.572%	04/22/36	500,000	514,019
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,498,949
Mitsubishi UFJ Financial Group, Inc.	5.159%	04/24/31	2,500,000	2,526,148
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	1,018,146
State Street Corp.	4.164%	08/04/33	1,000,000	961,853
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,008,935
UBS AG London	5.650%	09/11/28	550,000	563,182
US Bancorp, Series CC	5.083%	05/15/31	3,000,000	3,033,412
				24,757,326
BEVERAGES — 0.1%
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	835,934

BIOTECH & PHARMA — 0.2%
AbbVie, Inc.	2.950%	11/21/26	500,000	497,571
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,407,988
				2,905,559
CABLE & SATELLITE — 0.1%
Comcast Corp.	4.650%	02/15/33	1,000,000	977,299
Comcast Corp.	2.937%	11/01/56	672,000	363,947
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	376,843
				1,718,089
CHEMICALS — 0.3%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	996,114
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,156,513
Ecolab, Inc.	4.800%	03/24/30	140,000	140,978
Ecolab, Inc.	2.750%	08/18/55	1,470,000	872,625
Nutrien Ltd.	5.875%	12/01/36	840,000	870,983
				4,037,213
CONSTRUCTION MATERIALS — 0.0% (c)
Owens Corning	3.950%	08/15/29	300,000	293,646

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
CONSUMER SERVICES — 3.9%
Andrew W. Mellon Funding	0.947%	08/01/27	$1,050,000	$1,011,757
California Endowment (The)	2.498%	04/01/51	4,500,000	2,695,975
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	503,608
Ford Foundation (The), Series 2017 (d)	3.859%	06/01/47	4,620,000	3,698,873
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	140,358
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,303,797
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,810,918
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,414,684
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,547,068
President & Fellows of Harvard College, Series 2024-A (d)	4.609%	02/15/35	2,000,000	1,982,119
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,913,894
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	975,686
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	3,200,000	2,450,074
Rockefeller Foundation (The)	2.492%	10/01/50	9,290,000	5,630,714
Stanford University California, Series 2017	3.647%	05/01/48	750,000	582,548
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,607,310
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,134,428
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,774,504
W.K. Kellogg Foundation Trust, Series 2020 (a)	2.443%	10/01/50	7,223,000	4,360,365
Yale University	2.402%	04/15/50	8,765,000	5,261,322
				47,800,002
CONTAINERS & PACKAGING — 0.2%
CCL Industries, Inc. (a)(d)	3.050%	06/01/30	1,750,000	1,636,271
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,013,412
				2,649,683
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	834,125

ELECTRIC UTILITIES — 4.0%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,298,164
Appalachian Power Recovery Funding, Series 2026-A	5.836%	04/01/46	6,244,000	6,374,086
Avista Corp.	4.000%	04/01/52	1,000,000	755,361

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
ELECTRIC UTILITIES — 4.0%, continued
Caledonia Generating, LLC (a)	1.950%	02/28/34	$1,268,098	$1,096,793
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	949,145
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	955,580
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,394,532
DTE Electric Co.	3.650%	03/01/52	750,000	546,319
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,506,254
Duke Energy Carolinas SC Storm Funding, LLC, Series A	4.898%	03/01/44	510,000	500,304
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,564,046
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,705,159
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,146,963
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,171,010
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,254,081
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,217,959
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,213,377
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,372,334
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,431,325
National Rural Utilities	1.350%	03/15/31	2,000,000	1,725,602
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,351,488
Northern States Power Co.	2.900%	03/01/50	1,500,000	989,807
NSTAR Electric Co.	3.950%	04/01/30	600,000	585,159
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,243,380
NY State Electric & Gas (a)	5.650%	08/15/28	1,650,000	1,680,567
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,097,442
Public Service Co.	3.700%	06/15/28	2,250,000	2,219,215
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,475,042
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	809,609
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	439,810
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	756,713
Solar Star Funding, LLC (a)	3.950%	06/30/35	1,052,556	984,474
Solar Star Funding, LLC (a)	5.375%	06/30/35	324,183	320,962
Southern California Edison	4.050%	03/15/42	1,165,000	921,553
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	183,183	162,508
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	443,736	435,838
Union Electric Co.	2.625%	03/15/51	2,000,000	1,189,976
Westar Energy, Inc. (d)	2.550%	07/01/26	1,292,000	1,292,000
				49,133,937
ELECTRICAL EQUIPMENT — 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,600,767
Roper Technologies, Inc.	2.000%	06/30/30	440,000	394,908
				1,995,675

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
FOOD — 0.6%
Cargill, Inc. (a)	4.760%	11/23/45	$1,500,000	$1,342,853
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,022,376
Ingredion, Inc.	2.900%	06/01/30	1,000,000	934,806
Mars, Inc. (a)	4.650%	04/20/31	1,000,000	1,000,829
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,360,413
				6,661,277
GAS & WATER UTILITIES — 0.5%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,403,288
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,029,015
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	256,362
Southern California Gas Co., Series DDD	5.450%	06/15/35	2,500,000	2,557,278
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,002,331
				6,248,274
HEALTH CARE FACILITIES & SERVICES — 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,486,898

HOME & OFFICE PRODUCTS — 0.1%
HNI Corp. (a)	5.125%	01/18/29	1,000,000	984,897

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	937,708

INSTITUTIONAL FINANCIAL SERVICES — 0.6%
Goldman Sachs Group, Inc. (TSFR3M + 156.26) (b)	4.223%	05/01/29	1,000,000	991,315
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,451,611
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,999,277
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,013,237
Morgan Stanley, Series I (SOFR + 114.30) (b)	2.699%	01/22/31	1,250,000	1,160,772
Morgan Stanley, Series I	5.192%	04/17/31	1,000,000	1,010,535
				7,626,747
INSURANCE — 2.9%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,121,317
AIG Global Funding, Series 2024-1 (a)	5.200%	01/12/29	500,000	504,789
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,017,278
American National Global Funding (a)	4.875%	01/23/31	1,000,000	984,135
American National Group, Inc.	5.750%	10/01/29	1,850,000	1,878,151
Athene Global Funding (a)	5.583%	01/09/29	2,000,000	2,028,768
F&G Global Funding (a)	2.300%	04/11/27	535,000	524,206
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	941,994
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,307,329
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,976,171
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,009,704
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,702,494

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
INSURANCE — 2.9%, continued
Met Life Global Funding I (a)	5.150%	03/28/33	$1,250,000	$1,264,017
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	385,432
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	371,014
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,020,274
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,751,620
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	954,132
Peachtree Corners Funding Trust II (a)	6.012%	05/15/35	400,000	413,885
Pricoa Global Funding I (a)	5.100%	05/30/28	2,000,000	2,018,417
Primerica, Inc.	2.800%	11/19/31	1,000,000	900,180
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,217,585
Prudential Funding Asia plc	3.125%	04/14/30	750,000	709,885
RGA Global Funding (a)	5.500%	01/11/31	2,000,000	2,047,804
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,196,592
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,069,250
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	387,608
Western-Southern Global Funding (a)	4.900%	05/01/30	3,000,000	3,003,905
				35,707,936
LEISURE FACILITIES & SERVICES — 0.1%
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	991,742

MACHINERY — 0.3%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	663,921
John Deere Capital Corp.	1.750%	03/09/27	250,000	245,823
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,227,320
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,706,367
				3,843,431
MEDICAL EQUIPMENT & DEVICES — 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,154,397

PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	931,838

PIPELINES — 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	969,252

REITS — 2.9%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	603,275
Agree Ltd. Partnership	4.800%	10/01/32	715,000	705,992
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	849,301

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
REITS — 2.9%, continued
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	$1,250,000	$1,189,013
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	2,025,488
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,242,421
Camden Property Trust	2.800%	05/15/30	1,500,000	1,401,254
Cousins Properties, L.P.	5.375%	02/15/32	1,650,000	1,673,704
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,281,984
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,238,111
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,330,693
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	254,955
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,520,213
Fortitude Global Funding, Series 2026-1 (d)	5.500%	06/12/31	2,000,000	2,009,940
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,451,641
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,625,252
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,365,700
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,720,981
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,110,883
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,419,540
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,482,192
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,002,505
Regency Centers, L.P.	5.000%	07/15/32	348,000	350,071
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	502,553
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,520,644
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	450,052
UDR, Inc.	1.900%	03/15/33	1,500,000	1,239,531
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,309,672
				34,877,561
RETAIL - CONSUMER STAPLES — 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	922,862
Walmart, Inc.	1.800%	09/22/31	500,000	441,658
				1,364,520
RETAIL - DISCRETIONARY — 0.2%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	723,460
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	888,832
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	316,548
Lowe’s Cos., Inc.	5.625%	04/15/53	1,000,000	963,134
				2,891,974
SEMICONDUCTORS — 0.1%
Intel Corp.	4.150%	08/05/32	1,000,000	958,913
Intel Corp.	3.734%	12/08/47	1,000,000	719,930
				1,678,843
SOFTWARE — 0.3%
Microsoft Corp. (d)	2.525%	06/01/50	4,500,000	2,675,980
Microsoft Corp.	2.921%	03/17/52	1,000,000	634,816
				3,310,796

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 23.6%, continued
SPECIALTY FINANCE — 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	$1,030,000	$955,634
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,329,387
GABX Leasing, LLC (a)	4.625%	04/15/31	2,000,000	1,972,077
Low Income Investment Fund	3.386%	07/01/26	115,000	115,000
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,901,863
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,738,193
				10,012,154
TECHNOLOGY HARDWARE — 0.4%
Apple, Inc.	3.000%	06/20/27	1,000,000	988,969
Apple, Inc.	2.650%	05/11/50	1,000,000	611,773
Apple, Inc.	2.650%	02/08/51	2,000,000	1,213,072
HP, Inc.	4.750%	01/15/28	1,100,000	1,102,857
HP, Inc.	4.000%	04/15/29	915,000	896,939
				4,813,610
TECHNOLOGY SERVICES — 0.1%
Experian Finance plc (a)	2.750%	03/08/30	635,000	590,467
Moody’s Corp.	3.250%	05/20/50	500,000	335,760
Moody’s Corp. (d)	3.750%	02/25/52	1,000,000	732,960
				1,659,187
TELECOMMUNICATIONS — 0.6%
AT&T, Inc.	5.250%	03/01/37	500,000	490,965
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,681,441
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	984,574
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	880,490
Verizon Communications, Inc.	5.875%	11/30/55	2,000,000	1,940,357
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,059,317
				7,037,144
TRANSPORTATION & LOGISTICS — 0.8%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,165,861
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,598,924
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	930,395
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	979,172
TTX Co. (a)	4.600%	02/01/49	280,000	243,154
TTX Co. (a)	5.650%	12/01/52	500,000	498,312
Union Pacific Corp. (d)	4.950%	09/09/52	2,000,000	1,818,628
United Parcel Service, Inc.	5.950%	05/14/55	2,000,000	2,043,292
				10,277,738
TRANSPORTATION EQUIPMENT — 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,271,931

WHOLESALE - CONSUMER STAPLES — 0.1%
Sysco Corp.	2.400%	02/15/30	1,750,000	1,611,354

TOTAL CORPORATE BONDS (COST $319,736,725)				$290,220,167

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	$1,200,000	$1,157,834
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	440,004
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,743,719
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	550,000	524,438
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	1,800,000	1,694,839
Calvert Impact Capital, Inc. (e)	4.500%	12/13/30	1,000,000	940,935
Calvert Impact Capital, Inc. (e)	4.500%	06/15/31	2,300,000	2,282,750
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	979,002	877,649
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	500,525
Local Initiatives Support Corp. (e)	4.100%	06/15/27	1,560,000	1,557,677
TOTAL CORPORATE NOTES (COST $12,139,002)				$11,720,370

FOREIGN GOVERNMENTS — 5.8%
SUPRANATIONAL — 5.8%
African Development Bank	3.500%	09/18/29	2,000,000	1,957,176
Asian Development Bank	3.125%	09/26/28	1,000,000	977,624
BNG Bank N.V. (a)	3.875%	04/29/31	2,000,000	1,964,732
Central American Bank (a)	3.750%	01/22/29	200,000	196,939
Council Europe Development Bank	4.000%	05/21/29	3,000,000	2,985,640
European Investment Bank	2.375%	05/24/27	4,000,000	3,938,998
European Investment Bank	4.375%	10/10/31	5,000,000	5,031,339
Inter-American Development Bank	0.625%	09/16/27	7,000,000	6,709,359
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,852,109
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,786,218
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,996,398
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,962,502
International Bank for Reconstruction & Development, Series 101820	4.625%	08/01/28	6,000,000	6,053,691
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,142,997
International Development Association (a)	4.500%	02/12/35	4,000,000	4,014,711
International Finance Corp., Series 2622	4.375%	01/15/27	1,000,000	1,001,521
International Finance Corp., Series 2853	3.500%	01/22/29	4,000,000	3,935,176

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 5.8%, continued
SUPRANATIONAL — 5.8%, continued
Kreditanstalt Fur Wiederafbau	3.500%	08/09/28	$6,000,000	$5,921,210
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,505,554
TOTAL FOREIGN GOVERNMENTS (COST $71,605,174)				$70,933,894

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (c)
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,464)	0.000%	10/17/45	32,965	$32,305

U.S. GOVERNMENT AGENCIES — 58.6%
DEVELOPMENT FINANCE CORPORATION — 0.6%
DFC	3.850%	09/15/26	41,667	41,667
DFC	1.590%	04/15/28	2,000,000	1,933,590
DFC	1.650%	04/15/28	3,500,000	3,410,722
DFC	3.130%	04/15/28	1,000,000	982,582
DFC	3.540%	06/15/30	235,311	229,382
DFC	3.520%	09/20/32	446,429	429,689
				7,027,632
FEDERAL FARM CREDIT BANK — 0.3%
FFCB	1.950%	08/13/40	4,937,000	3,341,065

FEDERAL HOME LOAN BANK — 6.1%
FHLB	4.250%	12/10/27	11,000,000	11,008,250
FHLB	4.500%	03/10/28	3,000,000	3,015,928
FHLB	4.000%	06/30/28	3,200,000	3,189,771
FHLB	3.250%	11/16/28	13,000,000	12,739,108
FHLB	5.500%	07/15/36	28,620,000	30,858,775
FHLB	2.590%	03/19/40	4,000,000	3,023,788
FHLB	2.340%	03/26/40	1,000,000	736,523
FHLB	2.070%	06/29/40	1,715,000	1,227,820
FHLB	2.010%	07/16/40	2,685,000	1,870,969
FHLB	5.250%	03/11/44	7,200,000	7,329,648
				75,000,580
FEDERAL HOME LOAN MORTGAGE CORPORATION — 25.4%
FHLMC	6.000%	04/01/27	3,996	4,093
FHLMC	2.500%	10/01/27	39,731	39,284
FHLMC	2.738%	04/25/29	1,119,129	1,093,852
FHLMC	2.939%	04/25/29	7,000,000	6,696,926
FHLMC	2.412%	08/25/29	5,780,000	5,462,862
FHLMC	7.000%	02/01/30	4,577	4,839
FHLMC	1.234%	02/25/30	882,534	826,800
FHLMC	1.297%	06/25/30	13,000,000	11,523,452
FHLMC	7.500%	07/01/30	5,292	5,366
FHLMC	1.406%	08/25/30	2,000,000	1,773,858
FHLMC	1.503%	09/25/30	5,324,300	4,731,480
FHLMC	1.487%	11/25/30	16,167,800	14,264,746
FHLMC	1.878%	01/25/31	2,720,745	2,443,434
FHLMC	2.000%	01/25/31	13,328,000	11,966,846
FHLMC	7.000%	03/01/31	9,599	10,148
FHLMC	1.777%	10/25/31	5,000,000	4,385,055
FHLMC	2.154%	10/25/31	4,000,000	3,563,008
FHLMC	2.091%	11/25/31	11,700,000	10,323,672
FHLMC	2.127%	11/25/31	9,000,000	7,989,430
FHLMC	2.347%	11/25/31	17,900,000	16,053,815

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 58.6%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 25.4%, continued
FHLMC	2.250%	01/25/32	$9,000,000	$8,005,331
FHLMC	2.350%	03/25/32	14,930,000	13,328,896
FHLMC	2.450%	04/25/32	7,100,000	6,355,726
FHLMC	2.580%	05/25/32	6,688,000	6,020,033
FHLMC	2.650%	05/25/32	12,450,000	11,238,984
FHLMC	6.250%	07/15/32	7,050,000	7,779,924
FHLMC	3.123%	08/25/32	9,560,000	8,831,203
FHLMC	3.000%	11/01/32	169,283	162,979
FHLMC	3.000%	11/01/32	225,068	216,579
FHLMC	2.459%	07/25/33	3,000,000	2,540,185
FHLMC	5.500%	11/01/33	10,463	10,512
FHLMC (H15T1Y + 223.10) (b)	6.231%	05/01/34	13,188	13,469
FHLMC	1.783%	06/25/34	2,084,061	1,750,818
FHLMC	2.797%	08/25/34	5,000,000	4,378,477
FHLMC	5.000%	07/01/35	28,554	28,686
FHLMC	4.500%	10/01/35	40,465	40,067
FHLMC	2.438%	02/25/36	4,000,000	3,293,566
FHLMC	5.500%	03/01/36	12,134	12,499
FHLMC	1.500%	04/01/36	3,663,610	3,272,168
FHLMC	5.500%	06/01/36	16,263	16,753
FHLMC	6.000%	06/01/36	16,572	17,223
FHLMC	2.361%	10/25/36	18,750,000	15,139,307
FHLMC	5.500%	12/01/36	13,732	14,146
FHLMC	2.000%	02/01/37	2,970,364	2,706,525
FHLMC	6.000%	08/01/37	6,273	6,572
FHLMC	5.000%	03/01/38	73,213	73,922
FHLMC	0.000%	11/15/38	4,331,000	2,376,677
FHLMC	4.500%	06/01/39	72,606	71,891
FHLMC	5.000%	06/01/39	118,026	119,171
FHLMC	4.500%	07/01/39	75,542	74,798
FHLMC	4.500%	11/01/39	70,049	69,360
FHLMC	4.500%	09/01/40	111,325	110,228
FHLMC	4.500%	05/01/41	221,060	218,881
FHLMC	4.500%	07/01/41	238,552	236,201
FHLMC	5.000%	09/01/41	97,162	98,106
FHLMC	3.500%	10/01/41	116,568	109,405
FHLMC	4.000%	10/01/41	131,741	127,261
FHLMC	3.500%	02/01/42	212,588	198,914
FHLMC	4.000%	02/01/42	55,462	53,665
FHLMC	3.500%	06/01/42	246,569	230,633
FHLMC	3.500%	06/01/42	250,831	234,738
FHLMC	3.500%	08/01/42	294,737	275,596
FHLMC	3.000%	11/01/42	571,095	518,492
FHLMC	3.000%	01/01/43	324,067	293,998
FHLMC	3.000%	05/01/43	419,278	379,460
FHLMC	3.500%	10/01/44	247,496	230,402
FHLMC	3.500%	11/01/44	224,702	209,159
FHLMC	3.500%	04/01/45	284,169	264,172
FHLMC	3.000%	05/01/46	476,955	427,555
FHLMC	3.000%	12/01/46	1,208,196	1,084,255
FHLMC	3.500%	03/01/48	1,323,750	1,226,482
FHLMC	3.500%	03/01/49	369,477	339,734
FHLMC	3.500%	07/01/49	591,823	543,194
FHLMC	3.000%	09/01/49	705,590	624,216
FHLMC	3.000%	07/01/50	1,752,623	1,534,152
FHLMC	2.000%	08/01/50	2,591,075	2,088,490
FHLMC	2.050%	08/19/50	2,500,000	1,364,223

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 58.6%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 25.4%, continued
FHLMC	1.500%	11/01/50	$6,792,419	$5,202,210
FHLMC	2.000%	01/01/51	6,381,374	5,146,885
FHLMC	2.500%	04/01/51	6,234,490	5,251,821
FHLMC	2.000%	08/01/51	2,657,918	2,135,480
FHLMC	2.500%	09/01/51	2,438,976	2,045,531
FHLMC	2.000%	01/01/52	4,735,940	3,796,007
FHLMC	2.500%	02/01/52	5,161,758	4,338,785
FHLMC	2.000%	04/01/52	3,945,622	3,162,560
FHLMC	3.000%	04/01/52	4,500,170	3,932,635
FHLMC	2.500%	05/01/52	5,491,024	4,613,335
FHLMC	3.000%	05/01/52	7,683,236	6,715,840
FHLMC	3.000%	07/01/52	14,268,962	12,450,308
FHLMC	4.000%	07/01/52	4,603,463	4,323,193
FHLMC	4.000%	08/01/52	4,647,702	4,352,485
FHLMC	3.500%	09/01/52	10,269,403	9,323,362
FHLMC	4.500%	09/01/52	7,703,688	7,436,253
FHLMC	4.000%	10/01/52	9,391,555	8,801,353
FHLMC	5.500%	05/01/53	4,749,003	4,788,518
				311,967,586
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 21.5%
FNMA	2.500%	09/01/27	36,647	36,225
FNMA	0.750%	10/08/27	8,000,000	7,668,906
FNMA	2.500%	11/01/27	65,541	64,741
FNMA	2.500%	01/01/28	45,789	45,170
FNMA (b)	3.312%	06/25/28	1,507,395	1,479,799
FNMA	3.560%	09/25/28	2,807,449	2,759,028
FNMA	2.530%	05/01/29	3,949,068	3,746,742
FNMA	2.522%	08/27/29	4,747,694	4,494,325
FNMA	0.875%	08/05/30	24,000,000	21,024,546
FNMA	6.625%	11/15/30	12,750,000	13,968,800
FNMA (b)	1.468%	11/25/30	3,000,000	2,648,275
FNMA	1.208%	12/25/30	4,000,000	3,468,098
FNMA (b)	1.368%	12/25/30	4,318,499	3,824,573
FNMA	1.244%	01/25/31	15,996,282	13,985,095
FNMA	1.410%	02/01/31	3,000,000	2,625,997
FNMA	1.375%	03/25/31	1,000,000	875,213
FNMA	1.820%	06/01/31	2,000,000	1,763,252
FNMA	1.531%	09/25/31	1,125,000	985,303
FNMA	2.000%	01/01/32	579,898	549,218
FNMA	2.082%	04/25/32	4,000,000	3,522,212
FNMA	3.759%	08/25/32	9,848,754	9,447,699
FNMA	1.684%	11/25/32	5,000,000	4,274,070
FNMA	3.000%	12/01/32	255,478	245,243
FNMA	4.497%	04/25/33	1,999,674	1,988,785
FNMA	6.000%	10/01/33	7,087	7,250
FNMA	5.500%	02/01/34	12,030	12,191
FNMA (H15T1Y + 211.70) (b)	5.687%	05/01/34	11,308	11,523
FNMA	6.000%	11/01/34	28,512	29,232
FNMA	5.500%	01/01/35	19,049	19,505
FNMA	2.500%	02/01/35	678,132	636,306
FNMA	5.000%	10/01/35	24,044	24,247
FNMA	5.500%	10/01/35	33,281	34,242
FNMA	6.000%	10/01/35	15,425	15,782
FNMA	5.500%	06/01/36	8,579	8,746
FNMA	6.000%	06/01/36	9,182	9,633
FNMA	5.500%	11/01/36	13,271	13,654

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 58.6%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 21.5%, continued
FNMA (RFUCCT1Y + 156.50) (b)	5.690%	05/01/37	$1,710	$1,724
FNMA	5.625%	07/15/37	18,250,000	19,884,891
FNMA	2.500%	10/25/37	1,112,080	987,224
FNMA	4.500%	09/01/40	63,289	62,588
FNMA	4.500%	10/01/40	63,519	62,815
FNMA	4.000%	12/01/40	174,797	168,794
FNMA	4.000%	01/01/41	117,024	113,420
FNMA	3.500%	02/01/41	175,646	164,723
FNMA	4.000%	10/01/41	89,495	86,531
FNMA	4.000%	11/01/41	105,711	102,160
FNMA	4.000%	12/01/41	176,927	170,482
FNMA	4.000%	12/01/41	125,873	121,470
FNMA	4.000%	01/01/42	400,684	389,052
FNMA	3.500%	05/01/42	212,085	198,168
FNMA	3.000%	06/01/42	396,033	359,055
FNMA	3.000%	08/01/42	281,770	255,461
FNMA	3.000%	08/01/42	319,100	289,307
FNMA	3.500%	12/01/42	424,747	396,807
FNMA	3.000%	06/01/43	365,486	330,770
FNMA	4.000%	12/01/44	477,754	456,569
FNMA	3.500%	05/01/45	555,973	517,374
FNMA	3.000%	04/01/46	475,347	426,919
FNMA	3.500%	11/01/46	798,148	742,016
FNMA	4.000%	10/01/48	362,334	343,746
FNMA	4.000%	11/01/48	1,056,157	992,947
FNMA	3.500%	05/01/49	297,295	272,897
FNMA	4.000%	06/01/49	456,424	428,271
FNMA	3.500%	08/01/49	1,216,241	1,115,717
FNMA	3.000%	09/01/49	681,540	602,939
FNMA	3.000%	06/01/50	1,408,738	1,240,830
FNMA	2.500%	07/01/50	2,355,317	1,991,974
FNMA	2.500%	08/01/50	1,665,240	1,406,809
FNMA	3.000%	08/01/50	2,485,249	2,189,760
FNMA	2.000%	11/01/50	4,304,144	3,468,946
FNMA	2.000%	01/01/51	7,694,427	6,201,331
FNMA	2.000%	02/01/51	4,568,961	3,686,914
FNMA	2.500%	04/01/51	12,646,817	10,665,927
FNMA	2.000%	08/01/51	10,847,350	8,726,114
FNMA	2.000%	11/01/51	4,515,422	3,625,620
FNMA	2.500%	12/01/51	7,262,140	6,100,843
FNMA	2.500%	05/01/52	4,702,786	3,949,234
FNMA	3.500%	05/01/52	6,398,900	5,809,491
FNMA	3.500%	05/01/52	13,222,745	12,004,695
FNMA	3.000%	07/01/52	3,992,698	3,483,823
FNMA	4.500%	07/01/52	10,997,562	10,608,157
FNMA	4.500%	08/01/52	5,153,062	4,973,918
FNMA	3.500%	09/01/52	3,956,801	3,592,289
FNMA	4.000%	09/01/52	11,537,340	10,813,638
FNMA	4.500%	10/01/52	5,867,358	5,671,984
FNMA	5.000%	04/01/53	8,250,062	8,158,101
FNMA	5.000%	06/01/53	3,325,938	3,289,207
FNMA	5.000%	10/01/53	5,693,833	5,625,370
				263,643,438

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 58.6%, continued
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.3%
GNMA	7.000%	12/20/30	$3,090	$3,190
GNMA	7.000%	10/20/31	2,917	3,034
GNMA	7.000%	03/20/32	13,092	13,516
GNMA (H15T1Y + 150.00) (b)	5.000%	01/20/34	8,987	9,064
GNMA	5.500%	10/20/38	4,328	4,322
GNMA	6.500%	11/20/38	2,631	2,696
GNMA	2.500%	12/20/50	12,422,746	10,623,390
GNMA	2.500%	02/20/51	6,308,582	5,399,258
GNMA	3.500%	08/20/52	3,295,768	2,987,130
GNMA	3.500%	11/20/52	3,904,070	3,537,260
GNMA	3.500%	11/20/54	6,660,494	5,986,499
				28,569,359
SMALL BUSINESS ADMINISTRATION — 0.0% (c)
SBA (Prime - 2.65) (b)	4.850%	02/25/32	3,416	3,393

TENNESSEE VALLEY AUTHORITY — 2.4%
TVA	4.250%	09/15/52	5,000,000	4,214,858
TVA	5.250%	02/01/55	9,500,000	9,330,864
TVA	4.625%	09/15/60	6,500,000	5,768,682
TVA	4.250%	09/15/65	13,000,000	10,654,186
				29,968,590

TOTAL U.S. GOVERNMENT AGENCIES (COST $743,318,142)				$719,521,643

			Shares	Fair Value
MONEY MARKET FUNDS — 2.5%
First American Government Obligations Fund - Class X, 3.57% (f) (COST $30,246,184)			30,246,184	$30,246,184

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 0.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (f)(g) (COST $10,089,182)			10,089,182	$10,089,182

INVESTMENT COMPANIES — 0.3%
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)			530,984	$3,239,001

TOTAL INVESTMENTS - (COST $1,288,573,853) — 100.3%				$1,230,981,218
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3%)				(3,132,092)
NET ASSETS — 100.0%				$1,227,849,126

(a)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of June 30, 2026, these securities have a fair value of $113,924,249 or 9.3% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Percentage rounds to less than 0.1%.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $9,824,053 (Note 8).

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$1,200,000	$1,157,834	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	440,004	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,743,719	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	524,438	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	1,800,000	1,694,839	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	1,000,000	940,935	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/15/31	06/15/26	2,300,000	2,282,750	0.2%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	979,002	877,649	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	500,525	0.0	%(c)
Local Initiatives Support Corp., 4.100%, 06/15/27	06/15/26	1,560,000	1,557,677	0.1%
		$12,139,002	$11,720,370	1.0%

(f)	The rate shown is the 7-day effective yield as of June 30, 2026.
(g)	The security was purchased with cash collateral received from securities on loan.

H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	— Public Liability Company
REIT	— Real Estate Investment Trust
RFUCCT	— Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate
TSFR	— CME Term SOFR

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%
AUSTRALIA — 3.6%
ANZ Group Holdings Ltd.	40,646	$991,431
BlueScope Steel Ltd.	21,201	468,680
Brambles Ltd.	133,068	1,795,771
Commonwealth Bank of Australia - ADR (a)	4,274	489,202
Commonwealth Bank of Australia	33,189	3,780,413
Computershare Ltd.	20,272	536,586
CSL Ltd. - ADR (a)	7,376	147,962
CSL Ltd.	3,640	290,267
Goodman Group	71,175	1,534,897
GPT Group (The)	90,335	304,718
National Australia Bank Ltd.	36,653	961,968
QBE Insurance Group Ltd.	33,550	583,307
Scentre Group	655,700	1,746,930
Sigma Healthcare Ltd.	195,524	372,099
Stockland	219,568	618,863
Transurban Group	375,071	3,727,392
Vicinity Centres	490,871	874,200
Wesfarmers Ltd.	32,429	2,028,469
Westpac Banking Corp.	67,302	1,639,014
Woodside Energy Group Ltd.	57,213	1,105,875
Woolworths Group Ltd.	9,403	259,670
		24,257,714
AUSTRIA — 0.3%
Erste Group Bank AG	5,331	713,080
Verbund AG	6,899	436,961
voestalpine AG	12,072	563,563
		1,713,604
BELGIUM — 0.9%
Ageas S.A.	629	50,298
D’ieteren Group	2,242	437,410
Elia Group S.A. / N.V.	4,796	763,272
KBC Group N.V.	12,677	1,730,452
UCB S.A.	9,252	2,768,191
		5,749,623
BERMUDA — 0.6%
Credicorp Ltd.	9,750	3,798,405
Orient Overseas International Ltd.	34,000	529,913
		4,328,318
BRAZIL — 1.1%
Banco do Brasil S.A. - ADR (a)	172,858	677,603
Banco Santander Brasil S.A. - ADR (a)	65,143	342,001
MBRF Global Foods Co. S.A. - ADR	1	4
Suzano S.A. - ADR (a)	157,997	1,226,057
Telefónica Brasil S.A. - ADR	259,146	3,410,361
TIM S.A. - ADR (a)	72,269	1,548,002
		7,204,028
CANADA — 7.1%
Agnico Eagle Mines Ltd.	2,236	346,871
Bank of Montreal	17,350	3,065,745
Bank of Nova Scotia (The) (a)	10,199	885,681
Brookfield Corp.	8,766	373,344
Cameco Corp.	7,279	741,439
Canadian Imperial Bank of Commerce (a)	25,453	2,927,095
Canadian National Railway Co.	15,841	1,888,881
Canadian Pacific Kansas City Ltd.	16,665	1,444,022

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CANADA — 7.1%, continued
CGI, Inc. (a)	8,100	$523,017
Dollarama, Inc.	3,089	408,629
Franco-Nevada Corp.	15,119	3,151,404
Gildan Activewear, Inc. (a)	18,362	947,479
Manulife Financial Corp.	75,463	3,057,006
National Bank of Canada	15,375	2,427,284
Pembina Pipeline Corp. (a)	55,412	2,562,805
RB Global, Inc.	6,407	746,095
Restaurant Brands International, Inc.	11,589	840,318
Royal Bank of Canada	32,879	6,804,967
Shopify, Inc. - Class A (b)	16,669	1,903,266
Sun Life Financial, Inc. (a)	28,402	2,227,285
Teck Resources Ltd. - Class B (a)	42,461	2,524,731
Thomson Reuters Corp. (a)	17,592	1,436,739
Toronto-Dominion Bank (The) (a)	23,372	2,838,062
Wheaton Precious Metals Corp.	35,850	4,026,672
		48,098,837
CAYMAN ISLANDS — 3.0%
Akeso, Inc. (b)	4,000	45,039
Alibaba Group Holding Ltd. - ADR (a)	38,652	3,709,819
Baidu, Inc. - ADR (a)(b)	5,446	622,423
BeOne Medicines Ltd. - ADR (b)	976	278,131
China Resources Mixc Lifestyle Services Ltd.	161,400	756,874
CK Asset Holdings Ltd.	133,000	751,378
ENN Energy Holdings Ltd.	107,400	554,918
Genscript Biotech Corp. (b)	244,000	381,241
NetEase, Inc. - ADR (a)	6,618	848,030
NIO, Inc. - ADR (a)(b)	69,480	351,569
Tencent Holdings Ltd. - ADR	122,850	6,783,777
Tongcheng Travel Holdings Ltd.	69,600	106,514
Trip.com Group Ltd. - ADR (a)(b)	19,946	794,649
Vipshop Holdings Ltd. - ADR	21,137	280,277
WuXi Biologics Cayman, Inc. (b)	313,500	1,394,313
Xiaomi Corp. - ADR (b)	81,437	1,131,974
XPeng, Inc. - ADR (a)(b)	27,625	365,755
Yadea Group Holdings Ltd.	494,000	561,903
ZTO Express Cayman, Inc. - ADR	6,629	148,357
		19,866,941
CHILE — 0.4%
Banco de Chile - ADR	24,032	955,512
Banco Santander Chile - ADR	22,594	744,021
Sociedad Quimica y Minera de Chile S.A. - ADR	12,932	957,485
		2,657,018
CHINA — 2.6%
Agricultural Bank of China Ltd. - H Shares	2,216,000	1,511,536
ANTA Sports Products Ltd.	181,200	1,648,869
Bank of China Ltd. - H Shares	3,583,000	2,284,968
BYD Co. Ltd. - ADR (a)	35,840	332,237
BYD Co. Ltd. - H Shares	49,500	458,664
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	1,005,950
China Life Insurance Co. Ltd. - H Shares	87,000	297,777
China Merchants Bank Co. Ltd. - H Shares	83,000	476,568
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	515,853
CMOC Group Ltd. - H Shares	84,000	164,088
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	309,043
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,441,711

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CHINA — 2.6%, continued
Jiangsu Expressway Co. Ltd. - H Shares	1,492,000	$1,744,338
PICC Property & Casualty Co. Ltd. - H Shares	294,000	539,497
Ping An Insurance Group Co. of China Ltd. - H Shares	334,818	2,189,308
Postal Savings Bank of China Co. Ltd. - H Shares	256,000	149,484
Sinopharm Group Co. Ltd. - H Shares	692,400	1,408,769
Weichai Power Co. Ltd. - H Shares	185,000	811,520
Zhejiang Leapmotor Technology Co. Ltd. - H Shares (b)	25,800	113,867
		17,404,047
COLOMBIA — 0.6%
Grupo Cibest S.A. - ADR (a)	50,160	3,984,209

DENMARK — 0.8%
A.P. Moller-Maersk A/S - Series B	317	753,089
DSV A/S	4,551	1,082,979
Genmab A/S - ADR (b)	6,790	186,521
Novo Nordisk A/S - ADR	59,796	2,866,620
Orsted A/S - ADR	1	7
Vestas Wind Systems A/S	28,304	801,422
		5,690,638
FINLAND — 0.4%
Neste OYJ	55,141	1,799,320
Nordea Bank Abp	38,441	728,627
UPM-Kymmene OYJ	14,351	380,189
		2,908,136
FRANCE — 4.7%
Acciona S.A.	2,979	943,284
Accor S.A.	4,739	274,727
Air Liquide S.A. - ADR	4	174
Air Liquide S.A.	17,914	3,545,417
AXA S.A.	33,469	1,676,149
BNP Paribas S.A.	13,821	1,613,271
Bureau Veritas S.A.	16,518	505,636
Canal+ S.A.	46,775	151,946
Capgemini SE	2,481	248,931
Cie Generale des Etablissements Michelin SCA	32,714	1,263,025
Danone S.A. - ADR	15,630	255,394
Danone S.A.	30,905	2,524,672
EssilorLuxottica S.A.	6,450	1,210,432
Eurofins Scientific SE	6,072	474,889
Getlink SE	46,322	984,078
Hermes International SCA	830	1,516,945
Kering S.A.	2,777	785,070
Klepierre S.A.	20,396	851,932
Legrand S.A.	16,032	2,714,971
Louis Hachette Group	46,775	93,354
Publicis Groupe S.A.	12,555	1,240,009
Sartorius Stedim Biotech	1,868	387,113
Schneider Electric SE - ADR	14,445	941,525
Schneider Electric SE	19,026	6,222,221
Societe Generale S.A. - ADR	8,915	158,241
Societe Generale S.A.	12,929	1,143,690
Vivendi SE	1	2
Wendel SE	2,561	240,721
		31,967,819

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
GERMANY — 3.8%
adidas AG - ADR (a)	5,158	$529,056
adidas AG	1,323	271,363
Allianz SE - ADR	76,050	3,583,476
Allianz SE	5,268	2,492,165
Aumovio SE (b)	2,165	89,322
Bayerische Motoren Werke AG - ADR	2	44
Commerzbank AG	24,099	1,025,900
Continental AG	4,331	358,163
Covestro AG (b)	2,464	168,262
Deutsche Boerse AG	7,737	2,109,054
Deutsche Post AG - ADR	19,942	604,043
Deutsche Post AG	14,726	894,774
Deutsche Telekom AG - ADR	30,009	818,646
Deutsche Telekom AG	25,629	698,355
E.ON SE - ADR	9,923	203,223
E.ON SE	36,677	753,789
Evonik Industries AG	18,750	340,033
Hannover Rueck SE	1,159	320,785
Infineon Technologies AG	10,636	1,001,356
Merck KGaA	5,154	863,544
Muenchener Rueckversicherungs-Gesellschaft AG - ADR (a)	94,450	1,057,840
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,098,419
SAP SE - ADR (a)	16,431	2,532,181
Siemens AG	8,885	2,854,951
Telefonica Deutschland Holding AG (b)	124,863	292,302
Vonovia SE	20,203	498,111
		25,459,157
HONG KONG — 2.2%
AAC Technologies Holdings, Inc.	92,000	504,161
AIA Group Ltd. - ADR	31,807	1,163,818
AIA Group Ltd.	57,569	527,059
BYD Electronic International Co. Ltd.	86,500	232,468
China Merchants Port Holdings Co. Ltd.	892,000	1,406,246
Fuyao Glass Industry Group Co. Ltd.	102,800	672,239
Geely Automobile Holdings Ltd.	541,000	1,167,952
Guangdong Investment Ltd.	350,000	346,792
Hong Kong Exchanges & Clearing Ltd.	14,978	696,882
Lenovo Group Ltd.	754,000	2,237,353
Link REIT	580,000	2,706,487
Nongfu Spring Co. Ltd. - H Shares	63,000	319,759
Pop Mart International Group Ltd.	23,200	459,444
Sino Land Co. Ltd.	482,000	633,079
Sun Hung Kai Properties Ltd.	120,500	1,734,400
		14,808,139
INDIA — 2.9%
HDFC Bank Ltd. - ADR	183,554	4,741,200
ICICI Bank Ltd. - ADR	245,727	7,133,455
Infosys Ltd. - ADR (a)	292,190	3,065,073
Wipro Ltd. - ADR (a)	2,154,405	4,847,411
		19,787,139
INDONESIA — 0.3%
Bank Central Asia Tbk PT - ADR (a)	31,159	241,483
Bank Mandiri Persero Tbk PT - ADR	99,559	854,216
Telkom Indonesia Persero Tbk PT - ADR	81,761	1,098,050
		2,193,749

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
IRELAND — 0.4%
AIB Group plc	100,681	$1,182,572
CRH plc	11,121	1,189,947
Smurfit WestRock plc (a)	10,065	465,607
		2,838,126
ISRAEL — 0.2%
Check Point Software Technologies Ltd. (b)	2,999	394,159
ICL Group Ltd. (a)	148,461	739,336
Nice Ltd. - ADR (a)(b)	2,297	208,682
		1,342,177
ITALY — 3.0%
Enel S.p.A.	63,194	724,443
Generali	24,438	1,190,739
Intesa Sanpaolo S.p.A. - ADR	2,566	105,796
Intesa Sanpaolo S.p.A.	455,983	3,132,302
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	1,475,407
Moncler S.p.A.	10,592	616,072
Poste Italiane S.p.A.	51,414	1,681,991
Prysmian S.p.A. - ADR	2,358	197,789
Prysmian S.p.A.	8,622	1,450,621
Snam S.p.A.	250,989	1,810,879
Terna - Rete Elettrica Nazionale S.p.A.	263,787	3,078,490
UniCredit S.p.A.	49,517	4,435,103
		19,899,632
JAPAN — 14.9%
Advantest Corp.	19,200	3,950,253
Aeon Co. Ltd.	59,400	491,280
Ajinomoto Co., Inc.	9,900	360,970
Asahi Kasei Corp.	8,500	94,544
Asics Corp.	18,300	497,770
Astellas Pharma, Inc.	60,700	812,019
Bandai Namco Holdings, Inc.	10,100	234,145
Bridgestone Corp.	114,112	2,406,284
Brother Industries Ltd.	29,100	662,033
Canon, Inc.	9,300	238,193
Chugai Pharmaceutical Co. Ltd.	15,200	702,184
Dai Nippon Printing Co. Ltd.	122,636	2,250,336
Daifuku Co. Ltd.	17,400	770,873
Dai-ichi Life Holdings, Inc.	65,384	713,960
Daiichi Sankyo Co. Ltd.	38,130	613,182
Daiwa House Industry Co. Ltd.	24,700	669,334
Daiwa Securities Group, Inc.	81,800	811,326
Denso Corp.	14,200	163,510
Disco Corp.	2,500	1,300,673
ENEOS Holdings, Inc.	137,900	1,020,856
FANUC Corp.	19,900	916,380
Fast Retailing Co. Ltd.	5,100	2,613,133
FUJIFILM Holdings Corp. - ADR (a)	15,104	161,462
FUJIFILM Holdings Corp.	5,600	119,811
Fujikura Ltd.	44,400	1,760,218
Fujitsu Ltd.	48,680	967,337
Honda Motor Co. Ltd.	23,400	210,796
Hoya Corp. - ADR	1,273	205,208
Hoya Corp.	6,861	1,106,764
Ibiden Co. Ltd.	23,000	3,472,805
Inpex Corp.	41,000	827,363
KDDI Corp. - ADR	43,814	737,828

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 14.9%, continued
Keyence Corp.	4,500	$2,274,847
Kubota Corp.	93,100	1,557,900
Kyocera Corp.	28,900	640,989
Lasertec Corp.	400	127,064
Mitsubishi Corp.	66,600	1,781,816
Mitsubishi Estate Co. Ltd.	36,400	928,306
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	5,599	111,364
Mitsubishi UFJ Financial Group, Inc.	275,109	5,481,349
Mitsui OSK Lines Ltd.	6,300	201,831
Mizuho Financial Group, Inc.	32,700	1,570,648
MS&AD Insurance Group Holdings, Inc.	31,500	816,534
Murata Manufacturing Co. Ltd.	80,100	5,750,352
NEC Corp.	42,500	1,026,117
Nidec Corp. (b)	10,700	175,885
Nintendo Co. Ltd. - ADR	96,172	1,007,883
Nintendo Co. Ltd.	3,000	126,129
Nippon Prologis REIT, Inc.	357	190,677
Nippon Yusen KK	9,300	300,823
Nomura Holdings, Inc.	126,200	1,108,102
Nomura Real Estate Holdings, Inc.	56,000	322,746
Nomura Real Estate Master Fund, Inc.	271	253,259
Nomura Research Institute Ltd.	10,900	305,809
ORIX Corp.	16,800	639,981
Otsuka Holdings Co. Ltd.	4,100	272,911
Pan Pacific International Holdings Corp.	106,500	539,836
Panasonic Holdings Corp. - ADR (a)	10,264	287,597
Panasonic Holdings Corp.	6,200	174,439
PDD Holdings, Inc. - ADR (b)	8,211	626,335
Recruit Holdings Co. Ltd - ADR	4	56
Recruit Holdings Co. Ltd.	39,450	2,745,076
Resona Holdings, Inc.	85,600	1,116,132
Ricoh Co. Ltd.	40,800	355,501
SCREEN Holdings Co. Ltd.	1,000	112,184
Sekisui House Ltd.	80,500	1,673,679
Seven & i Holdings Co. Ltd.	52,200	626,044
Shimadzu Corp.	19,900	507,574
Shimano, Inc. - ADR (a)	7,530	80,195
Shimano, Inc.	4,400	469,337
Shin-Etsu Chemical Co. Ltd.	17,000	741,072
Shionogi & Co. Ltd.	44,700	763,819
SoftBank Group Corp. - ADR	1,688	31,768
SoftBank Group Corp.	57,400	2,129,299
Sompo Holdings, Inc.	15,100	573,692
Sony Financial Group, Inc. - ADR (a)	20,338	88,267
Sony Group Corp. - ADR (a)	117,916	2,365,395
Sony Group Corp.	10,000	201,254
Sumitomo Electric Industries Ltd.	68,800	1,276,817
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	88,295	2,081,996
Sumitomo Mitsui Financial Group, Inc.	39,600	1,552,388
Sumitomo Mitsui Trust Group, Inc.	39,200	1,463,826
Sysmex Corp.	38,300	344,567
Taisei Corp.	4,000	354,114
Takeda Pharmaceutical Co. Ltd.	32,800	1,045,559
TDK Corp.	79,900	1,792,625
Terumo Corp.	21,944	299,721
Tokio Marine Holdings, Inc.	53,500	2,352,491
Tokyo Electron Ltd. - ADR (a)	3,728	905,941
Tokyo Electron Ltd.	7,300	3,539,675

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 14.9%, continued
TOPPAN Holdings, Inc.	30,000	$951,299
Toray Industries, Inc.	104,200	729,933
Toyota Motor Corp. - ADR	15,291	2,575,310
USS Co. Ltd.	90,440	1,062,383
Yamaha Motor Co. Ltd.	216,400	1,643,284
Yokogawa Electric Corp.	36,800	1,293,357
		100,309,989
JERSEY — 0.2%
Experian plc	38,018	1,281,313

MEXICO — 1.1%
America Movil S.A.B. de C.V. - ADR	23,886	620,797
Cemex S.A.B. de C.V. - ADR	49,154	589,848
Coca-Cola Femsa S.A.B. de C.V. - ADR (a)	6,523	693,069
Fomento Economico Mexicano S.A.B. de C.V. - ADR (a)	13,198	1,688,024
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	3,877	981,501
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (a)	3,153	967,025
Grupo Financiero Banorte S.A.B. de C.V. - ADR	14,433	760,475
Wal-Mart de Mexico S.A.B. de C.V. - ADR	31,235	918,622
		7,219,361
NETHERLANDS — 2.8%
Akzo Nobel N.V. - ADR	2	45
Argenx SE - ADR (a)(b)	1,526	1,415,777
ASM International N.V. - ADR (a)	199	228,623
ASM International N.V.	1,134	1,303,330
ASML Holding N.V. - ADR	7,034	13,993,721
Ferrovial SE	3,335	228,814
Havas N.V.	4,677	91,255
Koninklijke Ahold Delhaize N.V.	3,492	140,526
Magnum Ice Cream Co. N.V. (The) (a)(b)	5,885	102,458
Prosus N.V.	23,786	1,032,994
Stellantis N.V. (b)	21,320	121,743
STMicroelectronics N.V.	538	40,291
Universal Music Group N.V. - ADR	28,640	299,002
		18,998,579
NEW ZEALAND — 0.0% (c)
Auckland International Airport Ltd.	57,418	272,456

NORWAY — 1.0%
Aker BP ASA	66,958	2,043,001
DNB Bank ASA	30,272	901,327
Equinor ASA - ADR (a)	30,879	969,601
Norsk Hydro ASA	254,823	2,305,994
Yara International ASA	14,637	643,747
		6,863,670
PHILIPPINES — 0.0% (c)
PLDT, Inc. - ADR	11,303	198,028

PORTUGAL — 0.2%
Galp Energia SGPS S.A.	67,137	1,422,078
Jeronimo Martins SGPS S.A.	4,825	92,356
		1,514,434

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SINGAPORE — 1.6%
BOC Aviation Ltd.	278,100	$2,891,562
CapitaLand Ascendas REIT	114,000	219,571
CapitaLand Integrated Commercial Trust	1,712,512	3,142,737
CapitaLand Investment Ltd.	378,700	729,944
City Developments Ltd.	152,800	919,429
DBS Group Holdings Ltd. - ADR	12,531	2,542,415
Singapore Telecommunications Ltd.	145,900	498,151
		10,943,809
SOUTH AFRICA — 1.6%
Bid Corp. Ltd.	60,976	1,662,478
FirstRand Ltd.	265,164	1,576,079
Mr Price Group Ltd.	70,832	778,930
MTN Group Ltd.	49,082	683,564
Naspers Ltd. - Class N - ADR (a)	150,275	1,496,739
Reinet Investments SCA	16,974	470,059
Standard Bank Group Ltd.	186,903	3,689,430
Valterra Platinum Ltd.	4,127	278,053
		10,635,332
SOUTH KOREA — 8.8%
Celltrion, Inc.	8,963	1,011,188
KB Financial Group, Inc. - ADR (a)	20,550	2,156,928
KB Financial Group, Inc.	3,184	329,977
KT Corp. - ADR	39,515	682,819
LG Chem Ltd.	4,745	871,222
LG Display Co. Ltd. - ADR (b)	1	4
NAVER Corp.	10,156	1,319,925
POSCO Holdings, Inc. - ADR (a)	2	103
POSCO Holdings, Inc.	5,338	1,104,617
Samsung Electronics Co. Ltd.	115,648	25,703,781
Shinhan Financial Group Co. Ltd. - ADR	10,792	682,594
Shinhan Financial Group Co. Ltd.	15,559	977,133
SK Hynix, Inc.	12,374	21,870,518
SK Telecom Co. Ltd. - ADR (a)	15,215	489,314
Woori Financial Group, Inc. - ADR (a)	34,279	1,967,615
		59,167,738
SPAIN — 2.9%
Aena S.M.E. S.A.	55,250	1,682,646
Amadeus IT Group S.A.	7,348	429,620
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	621,288
Banco Bilbao Vizcaya Argentaria S.A.	37,106	933,674
Banco Santander S.A. - ADR (a)	81,368	1,122,878
Banco Santander S.A.	51,429	713,417
CaixaBank S.A.	173,802	2,461,041
EDP Renovaveis S.A.	45,981	742,370
Iberdrola S.A.	112,778	2,805,384
Industria de Diseno Textil S.A.	39,262	2,473,354
International Consolidated Airlines Group S.A.	68,747	435,104
Naturgy Energy Group S.A.	12,657	396,496
Repsol S.A.	170,518	4,257,878
Telefónica S.A.	92,766	372,597
		19,447,747
SWEDEN — 1.6%
Atlas Copco AB - A Shares	46,116	934,792
Atlas Copco AB - Class A - ADR	5,893	120,158
Boliden AB	39,793	2,248,605

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SWEDEN — 1.6%, continued
Epiroc AB - Class A	21,893	$600,716
Industrivarden AB - A Shares	23,389	1,312,310
Investor AB - B Shares	79,865	3,318,718
Securitas AB - B Shares	19,191	315,190
SKF AB - B Shares	15,859	407,396
Telefonaktiebolaget LM Ericsson - ADR (a)	53,110	592,177
Telefonaktiebolaget LM Ericsson - B Shares	76,365	856,471
		10,706,533
SWITZERLAND — 5.0%
ABB Ltd. - ADR	58,667	6,377,103
ABB Ltd.	5,783	629,094
Accelleron Industries AG	1,953	198,249
Alcon, Inc. (a)	1,865	125,141
Amrize Ltd.	8,532	450,836
Coca-Cola HBC AG (b)	5,321	346,846
Galderma Group AG	3,102	705,569
Geberit AG	1,595	1,064,410
Givaudan S.A.	208	879,823
Holcim Ltd.	9,064	817,265
Julius Baer Group Ltd.	9,346	807,524
Logitech International S.A. (a)	4,776	449,135
Lonza Group AG	2,065	1,393,110
Nestlé S.A. - ADR	33,581	3,448,433
Nestlé S.A.	19,553	2,005,531
Roche Holding AG - ADR (a)	74,928	3,847,553
Roche Holding AG	1,846	758,894
Schindler Holding AG	829	263,538
Swiss Life Holding AG	1,691	1,858,933
Swiss Re AG	9,611	1,527,724
UBS Group AG	39,428	1,954,169
UBS Group AG (a)	23,238	1,151,675
Zurich Insurance Group AG - ADR	53,580	1,981,442
Zurich Insurance Group AG	492	363,913
		33,405,910
TAIWAN — 9.6%
ASE Technology Holding Co. Ltd. - ADR (a)	206,276	9,307,173
AUO Corp. - ADR	66,947	686,876
Chunghwa Telecom Co. Ltd. - ADR (a)	161,828	7,162,507
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,174	40,676,547
United Microelectronics Corp. - ADR (a)	240,575	6,546,046
		64,379,149
TURKEY — 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR (a)	235,845	1,386,769

UNITED KINGDOM — 7.6%
3i Group plc	68,813	2,262,786
Anglo American plc	16,527	810,671
Antofagasta plc	39,339	1,996,530
AstraZeneca plc	27,124	5,143,253
Aviva plc	75,450	650,499
Burberry Group plc (b)	26,668	376,738
Coca-Cola Europacific Partners plc (a)	21,706	2,172,119
Compass Group plc	35,682	1,152,862
GSK plc - ADR	48,475	2,541,060
GSK plc	17,282	453,692

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
UNITED KINGDOM — 7.6%, continued
Haleon plc - ADR (a)	114,886	$1,071,886
Halma plc - ADR	618	65,934
Halma plc	22,626	1,182,596
HSBC Holdings plc - ADR (a)	52,192	4,962,937
HSBC Holdings plc	27,340	516,968
Informa plc	135,110	1,620,952
J Sainsbury plc	86,209	365,828
Kingfisher plc	105,733	396,983
Land Securities Group plc	38,604	332,316
Legal & General Group plc	110,502	418,944
Lloyds Banking Group plc	437,921	640,894
London Stock Exchange Group plc	10,296	1,113,131
National Grid plc - ADR	35,876	2,973,044
NatWest Group plc	148,065	1,306,487
PEARSON plc - ADR (a)	114,298	1,816,195
PEARSON plc	24,794	394,001
Phoenix Group Holdings plc	64,790	716,206
Reckitt Benckiser Group plc - ADR	19,632	257,376
Reckitt Benckiser Group plc	9,096	592,441
RELX plc - ADR (a)	8,678	274,832
RELX plc	68,571	2,167,123
Rentokil Initial plc	26,851	152,697
Sage Group plc (The) - ADR	2,320	100,350
Sage Group plc (The)	14,027	152,176
Segro plc	103,617	1,201,992
Sunbelt Rentals Holdings, Inc. (b)	15,878	1,158,247
Tesco plc - ADR	293	5,385
Tesco plc	162,457	990,331
Unilever plc - ADR	57,358	3,448,363
United Utilities Group plc	144,298	2,503,803
Vodafone Group plc - ADR	30,290	400,585
Vodafone Group plc	399,124	528,253
		51,389,466
UNITED STATES — 0.3%
Palo Alto Networks, Inc. (b)	5,153	1,757,276

TOTAL COMMON STOCKS (COST $331,651,970)		$662,036,610

PREFERRED STOCKS — 0.2%
BRAZIL — 0.2%
Itau Unibanco Holding S.A. - ADR (COST $1,081,579)	145,627	$1,189,773

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$620,000	$598,214
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	200,000	195,557
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	880,000	852,485
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	180,000	171,634
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	830,000	781,509

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%, continued
COMMUNITY DEVELOPMENT — 0.9%, continued
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	$530,000	$498,696
Calvert Impact Capital, Inc. (d)	4.500%	06/15/31	1,400,000	1,389,500
Capital Impact Partners Investment (d)	5.000%	12/15/26	300,000	300,315
Local Initiatives Support Corp. (d)	4.100%	06/15/27	1,000,000	998,511
TOTAL CORPORATE NOTES (COST $5,940,000)				$5,786,421

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.57% (e) (COST $1,722,694)	1,722,694	$1,722,694

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 12.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (e)(f) (COST $83,628,886)	83,628,886	$83,628,886

TOTAL INVESTMENTS - (COST $424,025,129) — 112.0%		$754,364,384
LIABILITES IN EXCESS OF OTHER ASSETS — (12.0%)		(80,728,882)
NET ASSETS — 100.0%		$673,635,502

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $81,935,334 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$620,000	$598,214	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	195,557	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	852,485	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	171,634	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	830,000	781,509	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	530,000	498,696	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/15/31	06/15/26	1,400,000	1,389,500	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	300,315	0.1%
Local Initiatives Support Corp., 4.100%, 06/15/27	06/15/26	1,000,000	998,511	0.2%
		$5,940,000	$5,786,421	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2026.
(f)	The security was purchased with cash collateral received from securities on loan.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 0.7%
HEICO Corp.	4,380	$1,560,112
HEICO Corp. - Class A (a)	7,929	2,044,969
Howmet Aerospace, Inc.	1,620	435,553
		4,040,634
APPAREL & TEXTILE PRODUCTS — 0.2%
NIKE, Inc. - Class B	22,773	934,832

ASSET MANAGEMENT — 1.2%
Ameriprise Financial, Inc. (a)	1,540	706,490
BlackRock, Inc.	3,332	3,203,918
Charles Schwab Corp. (The)	35,800	3,303,266
Raymond James Financial, Inc.	2,691	409,113
		7,622,787
AUTOMOTIVE — 0.6%
Ford Motor Co.	123,775	1,720,473
General Motors Co.	22,152	1,707,476
Tesla, Inc. (b)	1,010	424,806
		3,852,755
BANKING — 9.4%
Bank of America Corp.	173,310	9,875,204
Citigroup, Inc.	50,406	7,054,824
Citizens Financial Group, Inc.	12,820	898,297
Fifth Third Bancorp	18,470	1,041,154
Huntington Bancshares, Inc.	48,680	863,096
JPMorgan Chase & Co.	71,665	23,458,105
KeyCorp	36,140	833,027
M&T Bank Corp. (a)	8,184	1,947,874
PNC Financial Services Group, Inc. (The)	11,121	2,738,213
Regions Financial Corp.	36,930	1,115,286
Truist Financial Corp.	47,920	2,387,374
U.S. Bancorp	34,100	2,059,640
Wells Fargo & Co.	39,424	3,257,999
		57,530,093
BEVERAGES — 2.4%
Coca-Cola Co. (The)	105,220	8,551,229
Keurig Dr Pepper, Inc. (a)	52,513	1,718,751
Monster Beverage Corp. (b)	4,669	448,784
PepsiCo, Inc.	30,968	4,193,067
		14,911,831
BIOTECH & PHARMA — 8.0%
AbbVie, Inc.	47,045	11,838,404
Amgen, Inc.	12,830	4,646,000
Biogen, Inc. (b)	3,450	745,407
Bristol-Myers Squibb Co.	41,770	2,406,787
Eli Lilly & Co.	500	599,715
Gilead Sciences, Inc.	34,790	4,395,369
Johnson & Johnson	59,055	14,998,198
Merck & Co., Inc.	63,063	8,103,596
Regeneron Pharmaceuticals, Inc.	1,310	816,837
Vertex Pharmaceuticals, Inc. (b)	995	494,246
Zoetis, Inc.	3,822	274,649
		49,319,208
CABLE & SATELLITE — 0.2%
Comcast Corp. - Class A	43,246	1,061,689

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	3,870	$1,134,607
Dow, Inc.	21,902	599,239
Ecolab, Inc. (a)	2,840	791,252
International Flavors & Fragrances, Inc.	7,621	603,736
Linde plc	9,600	4,981,824
LyondellBasell Industries N.V. - Class A	50,642	2,666,301
		10,776,959
COMMERCIAL SUPPORT SERVICES — 1.6%
Republic Services, Inc.	22,948	4,889,760
Rollins, Inc.	6,544	273,146
Waste Connections, Inc.	4,706	784,443
Waste Management, Inc.	18,312	4,081,379
		10,028,728
CONSTRUCTION MATERIALS — 0.4%
CRH plc	15,980	1,709,860
Martin Marietta Materials, Inc.	760	438,292
		2,148,152
CONTAINERS & PACKAGING — 0.2%
International Paper Co.	21,329	812,635
Packaging Corp. of America	2,530	602,848
		1,415,483
DIVERSIFIED INDUSTRIALS — 1.5%
Dover Corp.	6,723	1,507,835
Emerson Electric Co.	19,394	2,776,251
Illinois Tool Works, Inc.	19,211	5,195,999
		9,480,085
E-COMMERCE DISCRETIONARY — 0.3%
Amazon.com, Inc. (b)	2,544	606,337
eBay, Inc.	12,910	1,442,692
		2,049,029
ELECTRIC UTILITIES — 4.0%
American Electric Power Co., Inc.	11,980	1,638,984
CenterPoint Energy, Inc. (a)	10,020	441,281
Consolidated Edison, Inc.	10,621	1,175,001
Dominion Energy, Inc.	17,170	1,172,539
DTE Energy Co.	4,300	655,191
Duke Energy Corp.	30,409	3,849,171
Edison International	14,514	1,080,567
Entergy Corp.	8,670	995,836
Eversource Energy	6,247	451,471
Exelon Corp.	19,100	890,442
FirstEnergy Corp.	8,440	401,238
NextEra Energy, Inc. (a)	48,316	4,240,695
PPL Corp.	22,540	819,329
Sempra	22,746	2,108,782
Southern Co. (The)	34,801	3,330,804
WEC Energy Group, Inc. (a)	4,050	472,918
Xcel Energy, Inc.	9,014	723,824
		24,448,073
ELECTRICAL EQUIPMENT — 4.1%
AMETEK, Inc.	7,484	1,810,679
Carrier Global Corp.	21,394	1,569,250
Fortive Corp.	20,275	1,238,600
GE Vernova, Inc.	413	485,217
Hubbell, Inc.	1,176	615,283
Johnson Controls International plc	31,287	4,571,343

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
ELECTRICAL EQUIPMENT — 4.1%, continued
Keysight Technologies, Inc. (b)	4,869	$1,704,491
Otis Worldwide Corp.	7,692	550,747
Rockwell Automation, Inc.	9,390	4,648,801
TE Connectivity plc	12,870	2,594,721
Trane Technologies plc	10,350	5,083,506
		24,872,638
ENTERTAINMENT CONTENT — 1.0%
Electronic Arts, Inc.	4,550	932,932
Fox Corp. - Class B	8,540	400,014
Walt Disney Co. (The)	34,533	3,323,801
Warner Bros. Discovery, Inc. (b)	54,292	1,447,425
		6,104,172
FOOD — 0.9%
Hershey Co. (The)	3,228	566,353
Kraft Heinz Co. (The)	24,698	583,367
McCormick & Co., Inc. (a)	12,799	645,325
Mondelez International, Inc. - Class A	60,063	3,474,044
Tyson Foods, Inc. - Class A (a)	9,139	523,208
		5,792,297
GAS & WATER UTILITIES — 0.3%
American Water Works Co., Inc.	15,103	1,987,253

HEALTH CARE FACILITIES & SERVICES — 3.4%
Cardinal Health, Inc.	12,030	2,857,847
Cencora, Inc.	5,450	1,542,241
Centene Corp. (b)	19,423	1,246,762
Cigna Group (The)	8,089	2,229,976
CVS Health Corp.	31,342	3,242,330
Elevance Health, Inc.	4,820	1,864,039
Humana, Inc.	2,765	1,098,313
IQVIA Holdings, Inc. (b)	2,589	500,247
Labcorp Holdings, Inc.	4,820	1,349,600
McKesson Corp.	3,834	2,896,970
Quest Diagnostics, Inc.	8,530	1,807,933
		20,636,258
HOME CONSTRUCTION — 0.2%
D.R. Horton, Inc.	2,776	452,155
Lennar Corp. - Class A	3,415	309,024
PulteGroup, Inc.	4,530	621,561
		1,382,740
HOUSEHOLD PRODUCTS — 2.5%
Church & Dwight Co., Inc. (a)	10,045	973,159
Colgate-Palmolive Co.	29,331	2,689,066
Kenvue, Inc.	49,916	953,895
Procter & Gamble Co. (The)	72,997	10,704,280
		15,320,400
INDUSTRIAL SUPPORT SERVICES — 0.7%
Fastenal Co.	13,360	641,681
Ferguson Enterprises, Inc.	3,720	882,867
United Rentals, Inc.	1,120	1,268,837
W.W. Grainger, Inc.	870	1,183,548
		3,976,933
INSTITUTIONAL FINANCIAL SERVICES — 4.6%
Bank of New York Mellon Corp. (The)	32,984	4,769,816
CME Group, Inc.	8,040	1,775,473
Goldman Sachs Group, Inc. (The)	8,730	8,829,260

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
INSTITUTIONAL FINANCIAL SERVICES — 4.6%, continued
Intercontinental Exchange, Inc.	16,126	$1,985,272
Morgan Stanley	32,291	6,750,111
Nasdaq, Inc.	7,520	592,727
Northern Trust Corp.	10,217	1,776,123
State Street Corp.	8,990	1,524,704
		28,003,486
INSURANCE — 5.8%
Aflac, Inc.	21,650	2,538,462
Allstate Corp. (The)	12,509	2,976,391
American International Group, Inc.	19,777	1,473,980
Aon plc - Class A	1,090	361,542
Arch Capital Group Ltd. (b)	11,250	1,091,925
Arthur J. Gallagher & Co.	4,261	978,198
Berkley (W.R.) Corp. (a)	14,737	1,039,401
Brown & Brown, Inc.	14,532	932,228
Chubb Ltd.	12,990	4,426,213
Cincinnati Financial Corp. (a)	8,657	1,602,757
Hartford Insurance Group, Inc. (The)	10,830	1,435,192
Loews Corp.	5,440	615,862
Markel Group, Inc. (b)	853	1,665,918
Marsh & McLennan Cos., Inc.	12,791	2,131,876
MetLife, Inc.	23,723	2,007,203
Principal Financial Group, Inc.	9,570	1,031,455
Progressive Corp. (The)	17,321	3,783,772
Prudential Financial, Inc.	13,740	1,482,958
Travelers Cos., Inc. (The)	10,733	3,543,178
Willis Towers Watson plc	2,325	607,685
		35,726,196
INTERNET MEDIA & SERVICES — 0.6%
Alphabet, Inc. - Class C	3,320	1,173,056
Booking Holdings, Inc.	3,075	548,088
Meta Platforms, Inc. - Class A	660	371,771
Netflix, Inc. (b)	6,596	470,954
Uber Technologies, Inc. (b)	15,706	1,133,345
		3,697,214
LEISURE FACILITIES & SERVICES — 0.6%
Carnival Corp Ltd.	18,750	535,687
Chipotle Mexican Grill, Inc. (b)	9,269	315,146
McDonald’s Corp.	5,076	1,372,094
Royal Caribbean Cruises Ltd. (a)	2,400	762,072
Starbucks Corp.	7,156	731,272
		3,716,271
LEISURE PRODUCTS — 0.1%
Axon Enterprise, Inc. (b)	1,034	579,671

MACHINERY — 1.4%
Deere & Co.	8,287	5,256,693
Ingersoll-Rand, Inc. (a)	11,800	967,482
Veralto Corp. (a)	5,569	493,859
Xylem, Inc.	14,930	1,764,875
		8,482,909
MEDICAL EQUIPMENT & DEVICES — 4.0%
Abbott Laboratories (a)	52,064	4,724,287
Becton, Dickinson and Co. (a)	3,317	501,962
Boston Scientific Corp. (b)	27,936	1,192,309
Danaher Corp.	16,893	3,217,779

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
MEDICAL EQUIPMENT & DEVICES — 4.0%, continued
Edwards Lifesciences Corp. (a)(b)	17,190	$1,555,007
GE HealthCare Technologies, Inc.	7,429	475,530
Intuitive Surgical, Inc. (b)	1,510	600,497
Medline, Inc. - Class A (a)(b)	28,161	1,110,670
Medtronic plc	37,569	2,939,023
Stryker Corp.	4,431	1,395,056
Thermo Fisher Scientific, Inc.	12,517	6,275,523
Waters Corp. (b)	2,130	798,835
		24,786,478
METALS & MINING — 0.6%
Newmont Corp.	38,112	3,559,661

OIL & GAS PRODUCERS — 5.6%
ConocoPhillips	80,739	8,393,627
Devon Energy Corp.	51,338	2,121,286
Diamondback Energy, Inc.	6,599	1,159,972
EOG Resources, Inc.	41,601	5,396,898
EQT Corp. (a)	9,199	489,111
Kinder Morgan, Inc.	138,140	4,416,336
Marathon Petroleum Corp.	12,708	3,249,054
ONEOK, Inc. (a)	19,710	1,713,587
Phillips 66	25,043	4,233,519
Williams Cos., Inc. (The)	43,780	3,254,605
		34,427,995
OIL & GAS SERVICES & EQUIPMENT — 1.0%
Baker Hughes Co. (a)	54,184	3,007,212
SLB Ltd. (a)	64,581	3,002,371
		6,009,583
PUBLISHING & BROADCASTING — 0.1%
TKO Group Holdings, Inc.	2,141	431,005

REAL ESTATE SERVICES — 0.2%
CBRE Group, Inc. - Class A (b)	7,370	992,665

REITS — 1.9%
American Tower Corp.	6,751	1,104,261
Crown Castle, Inc. (a)	13,216	1,000,848
Digital Realty Trust, Inc.	6,060	1,088,255
Iron Mountain, Inc.	12,047	1,521,657
Prologis, Inc.	19,841	2,687,860
Public Storage (a)	1,300	413,803
Realty Income Corp. (a)	10,720	664,211
Simon Property Group, Inc.	7,319	1,636,894
Ventas, Inc.	9,610	853,368
Welltower, Inc.	2,990	678,640
		11,649,797
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (a)(b)	2,655	626,474

RETAIL - CONSUMER STAPLES — 2.7%
Costco Wholesale Corp.	1,230	1,150,628
Dollar General Corp.	3,717	427,864
Dollar Tree, Inc. (b)	4,360	527,342
Kroger Co. (The)	20,514	1,139,142
Target Corp.	4,974	649,654
Walmart, Inc.	114,080	12,920,701
		16,815,331

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
RETAIL - DISCRETIONARY — 2.3%
AutoZone, Inc. (b)	156	$498,566
Home Depot, Inc. (The)	27,250	9,610,530
Lowe’s Cos., Inc.	12,570	2,771,559
O’Reilly Automotive, Inc. (b)	3,341	307,673
Ross Stores, Inc.	1,881	400,371
Tractor Supply Co.	9,926	313,761
		13,902,460
SEMICONDUCTORS — 8.7%
Advanced Micro Devices, Inc. (b)	1,679	975,348
Applied Materials, Inc.	9,057	6,548,211
Broadcom, Inc.	3,344	1,263,196
Intel Corp. (b)	44,474	6,209,905
Microchip Technology, Inc.	4,170	380,304
Micron Technology, Inc.	25,211	29,100,805
NVIDIA Corp.	2,705	541,243
ON Semiconductor Corp. (b)	6,327	598,155
QUALCOMM, Inc.	22,679	4,190,852
Texas Instruments, Inc.	12,214	3,640,627
		53,448,646
SOFTWARE — 1.7%
Adobe, Inc. (b)	3,147	645,198
Intuit, Inc.	3,293	859,473
Microsoft Corp.	7,740	2,887,175
Roper Technologies, Inc. (a)	7,093	2,400,200
Salesforce, Inc.	15,272	2,392,512
Strategy, Inc. - Class A (a)(b)	7,485	650,671
Veeva Systems, Inc. - Class A (b)	1,907	338,435
Zoom Communications, Inc. (a)(b)	6,324	545,824
		10,719,488
SPECIALTY FINANCE — 1.2%
American Express Co.	9,744	3,295,908
Capital One Financial Corp.	15,730	3,155,753
Synchrony Financial	9,950	756,697
		7,208,358
STEEL — 0.3%
Nucor Corp. (a)	6,410	1,427,827
Steel Dynamics, Inc. (a)	3,010	690,675
		2,118,502
TECHNOLOGY HARDWARE — 3.5%
Apple, Inc.	2,772	802,106
Arista Networks, Inc. (b)	2,770	470,568
Cisco Systems, Inc.	98,040	11,515,778
Corning, Inc.	11,542	2,948,173
Dell Technologies, Inc. - Class C	7,264	3,134,126
Hewlett Packard Enterprise Co.	30,160	1,360,518
HP, Inc. (a)	14,431	316,616
Seagate Technology Holdings plc	308	297,220
Western Digital Corp.	745	475,846
		21,320,951
TECHNOLOGY SERVICES — 1.4%
Accenture plc - Class A	8,892	1,106,521
Automatic Data Processing, Inc.	5,433	1,216,720
Cognizant Technology Solutions Corp. - Class A (a)	9,739	377,191
CoStar Group, Inc. (b)	9,695	274,562
Global Payments, Inc.	6,096	442,326

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
TECHNOLOGY SERVICES — 1.4%, continued
Paychex, Inc.	10,814	$1,063,341
PayPal Holdings, Inc.	22,112	954,796
S&P Global, Inc.	7,255	2,954,671
Visa, Inc. - Class A	1,440	494,050
		8,884,178
TELECOMMUNICATIONS — 1.6%
AT&T, Inc.	174,986	3,622,210
T-Mobile US, Inc.	8,204	1,376,057
Verizon Communications, Inc.	108,835	4,608,074
		9,606,341
TRANSPORTATION & LOGISTICS — 2.4%
CSX Corp.	29,639	1,408,741
Delta Air Lines, Inc.	22,800	2,135,448
FedEx Corp.	6,170	1,932,012
Fedex Freight Holding Co., Inc. (b)	3,085	465,835
Norfolk Southern Corp.	5,330	1,676,765
Southwest Airlines Co.	24,245	1,246,678
Union Pacific Corp.	11,880	3,231,360
United Airlines Holdings, Inc. (b)	11,600	1,577,484
United Parcel Service, Inc. - Class B	12,242	1,316,015
		14,990,338
TRANSPORTATION EQUIPMENT — 0.4%
PACCAR, Inc.	14,850	1,783,782
Westinghouse Air Brake Technologies Corp.	3,020	814,192
		2,597,974
WHOLESALE - CONSUMER STAPLES — 0.3%
Archer-Daniels-Midland Co.	14,117	1,078,539
Sysco Corp.	7,490	626,014
		1,704,553

TOTAL COMMON STOCKS (COST $359,212,875)		$605,699,554

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	$350,000	$337,702
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	782,229
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	830,000	804,048
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	150,000	143,029
Calvert Impact Capital, Inc. (c)	4.500%	06/14/30	290,000	273,058
Calvert Impact Capital, Inc. (c)	4.500%	12/13/30	600,000	564,561
Calvert Impact Capital, Inc. (c)	4.500%	06/15/31	820,000	813,850
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,001,049
Local Initiatives Support Corp. (c)	4.100%	06/15/27	550,000	549,181
TOTAL CORPORATE NOTES (COST $5,390,000)				$5,268,707

	Shares	Fair Value
MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class X, 3.57% (d) (COST $7,013,634)	7,013,634	$7,013,634

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 5.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (d)(e) (COST $34,066,166)	34,066,166	$34,066,166

TOTAL INVESTMENTS - (COST $405,682,675) — 106.2%		$652,048,061
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2%)		(38,345,331)
NET ASSETS — 100.0%		$613,702,730

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $32,941,982 (Note 8).
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$350,000	$337,702	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	782,229	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	804,048	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	143,029	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	290,000	273,058	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	600,000	564,561	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/15/31	06/15/26	820,000	813,850	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,001,049	0.2%
Local Initiatives Support Corp., 4.100%, 06/15/27	06/15/26	550,000	549,181	0.1%
		$5,390,000	$5,268,707	0.9%

(d)	The rate shown is the 7-day effective yield as of June 30, 2026.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage round to less than 0.1%.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 0.6%
HEICO Corp.	3,838	$1,367,057
Howmet Aerospace, Inc.	8,650	2,325,639
Rocket Lab Corp (a)	13,648	1,387,319
		5,080,015
ASSET MANAGEMENT — 0.4%
Robinhood Markets, Inc. - Class A (a)	30,163	3,024,746

AUTOMOTIVE — 3.2%
Tesla, Inc. (a)	61,832	26,006,539

BEVERAGES — 0.1%
PepsiCo, Inc.	7,760	1,050,704

BIOTECH & PHARMA — 3.8%
AbbVie, Inc.	7,461	1,877,486
Alnylam Pharmaceuticals, Inc. (a)	2,970	894,059
Eli Lilly & Co.	20,910	25,080,081
Merck & Co., Inc.	7,191	924,044
Vertex Pharmaceuticals, Inc. (a)	4,274	2,123,024
		30,898,694
CHEMICALS — 0.5%
Linde plc	7,048	3,657,489

COMMERCIAL SUPPORT SERVICES — 0.1%
Cintas Corp.	3,600	612,288

E-COMMERCE DISCRETIONARY — 4.5%
Amazon.com, Inc. (a)	148,466	35,385,386
eBay, Inc.	8,540	954,345
		36,339,731
ELECTRICAL EQUIPMENT — 2.6%
Amphenol Corp. - Class A	22,287	3,929,644
Bloom Energy Corp. - Class A (a)	5,776	1,748,395
GE Vernova, Inc.	5,900	6,931,674
Keysight Technologies, Inc. (a)	3,981	1,393,629
Rockwell Automation, Inc.	2,288	1,132,743
Trane Technologies plc	5,710	2,804,523
Veritiv Holdings Co. - Class A	10,544	3,530,342
		21,470,950
ENGINEERING & CONSTRUCTION — 0.3%
Comfort Systems USA, Inc.	100	198,195
Quanta Services, Inc.	3,128	2,252,285
		2,450,480
ENTERTAINMENT CONTENT — 0.5%
AppLovin Corp. - Class A (a)	6,660	3,431,432
Electronic Arts, Inc.	3,445	706,363
		4,137,795
HEALTH CARE FACILITIES & SERVICES — 0.3%
Cencora, Inc.	2,714	768,008
McKesson Corp.	1,910	1,443,196
		2,211,204
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	8,374	767,728

INDUSTRIAL SUPPORT SERVICES — 0.4%
W.W. Grainger, Inc.	2,530	3,441,812

	Shares	Fair Value

COMMON STOCKS — 98.8%, continued
INSTITUTIONAL FINANCIAL SERVICES — 0.4%
Coinbase Global, Inc. - Class A (a)	2,774	$405,531
Interactive Brokers Group, Inc. - Class A	25,416	2,212,209
Nasdaq, Inc.	8,490	669,182
		3,286,922
INSURANCE — 0.2%
Brown & Brown, Inc.	5,176	332,040
Progressive Corp. (The)	5,690	1,242,981
		1,575,021
INTERNET MEDIA & SERVICES — 16.0%
Airbnb, Inc. - Class A (a)	10,831	1,549,916
Alphabet, Inc. - Class A	124,440	44,471,123
Alphabet, Inc. - Class C	97,310	34,382,542
Booking Holdings, Inc.	28,482	5,076,632
DoorDash, Inc. - Class A (a)	9,672	1,784,774
Expedia Group, Inc. (b)	3,256	833,145
Meta Platforms, Inc. - Class A	50,551	28,474,873
Netflix, Inc. (a)	108,094	7,717,912
ROBLOX Corp. - Class A (a)	27,577	1,499,637
Uber Technologies, Inc. (a)	42,705	3,081,593
VeriSign, Inc.	4,711	1,185,099
		130,057,246
LEISURE FACILITIES & SERVICES — 1.2%
Chipotle Mexican Grill, Inc. (a)	25,068	852,312
Hilton Worldwide Holdings, Inc.	7,350	2,428,881
Live Nation Entertainment, Inc. (a)(b)	3,624	663,591
Marriott International, Inc. - Class A	4,660	1,726,950
McDonald’s Corp.	5,969	1,613,480
Royal Caribbean Cruises Ltd. (b)	4,160	1,320,925
Starbucks Corp.	13,753	1,405,419
		10,011,558
LEISURE PRODUCTS — 0.1%
Axon Enterprise, Inc. (a)	936	524,731

MACHINERY — 0.4%
Deere & Co.	3,936	2,496,723
Veralto Corp.	8,988	797,056
		3,293,779
MEDICAL EQUIPMENT & DEVICES — 1.4%
Agilent Technologies, Inc.	4,905	651,531
Boston Scientific Corp. (a)	3,847	164,190
Danaher Corp.	9,764	1,859,847
DexCom, Inc. (a)	6,820	459,327
IDEXX Laboratories, Inc. (a)	1,700	894,948
Intuitive Surgical, Inc. (a)	6,730	2,676,386
Mettler-Toledo International, Inc. (a)	550	702,630
Stryker Corp.	1,315	414,015
Thermo Fisher Scientific, Inc.	6,355	3,186,143
		11,009,017
OIL & GAS SERVICES & EQUIPMENT — 0.1%
Baker Hughes Co.	15,026	833,943

OIL, GAS & CONSUMABLE FUELS — 0.1%
Venture Global, Inc. - Class A (b)	66,623	741,514

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
REITS — 1.2%
American Tower Corp.	3,920	$641,194
Equinix, Inc.	3,842	4,004,862
Iron Mountain, Inc.	8,670	1,095,108
Texas Pacific Land Corp. (b)	1,992	871,779
Welltower, Inc.	14,163	3,214,576
		9,827,519
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (a)	3,450	814,062

RETAIL - CONSUMER STAPLES — 0.7%
Costco Wholesale Corp.	4,724	4,419,160
Walmart, Inc.	7,770	880,030
		5,299,190
RETAIL - DISCRETIONARY — 2.2%
AutoZone, Inc. (a)	659	2,106,124
Carvana Co. (a)(b)	16,145	1,062,664
Cloudflare, Inc. - Class A (a)(b)	9,380	2,300,726
Home Depot, Inc. (The)	13,406	4,728,028
Lowe’s Cos., Inc.	6,789	1,496,907
O’Reilly Automotive, Inc. (a)	27,150	2,500,243
TJX Cos., Inc. (The)	25,503	3,863,705
		18,058,397
SEMICONDUCTORS — 26.8%
Advanced Micro Devices, Inc. (a)	36,851	21,407,115
Applied Materials, Inc.	22,816	16,495,968
Broadcom, Inc.	99,575	37,614,456
Coherent Corp. (a)	1,006	396,837
Intel Corp. (a)	44,352	6,192,870
KLA Corp.	30,300	9,141,813
Lam Research Corp.	31,227	13,531,596
Marvell Technology, Inc.	22,460	6,690,609
Monolithic Power Systems, Inc.	1,690	2,336,188
NVIDIA Corp.	495,402	99,124,986
QUALCOMM, Inc.	7,930	1,465,385
Teradyne, Inc.	3,018	1,460,229
Texas Instruments, Inc.	6,387	1,903,773
		217,761,825
SOFTWARE — 10.5%
Adobe, Inc. (a)	2,018	413,730
Atlassian Corp. - Class A (a)	960	74,678
Autodesk, Inc. (a)	8,895	1,729,366
Cadence Design Systems, Inc. (a)	12,442	4,669,731
CoreWeave, Inc. - Class A (a)(b)	15,138	1,506,837
Crowdstrike Holdings, Inc. - Class A (a)	6,320	4,823,045
Fortinet, Inc. (a)	23,153	3,556,764
Intuit, Inc.	2,800	730,800
Microsoft Corp.	128,238	47,835,339
MongoDB, Inc. (a)	2,987	1,003,333
Palo Alto Networks, Inc. (a)	24,994	8,523,454
Salesforce, Inc.	456	71,437
ServiceNow, Inc. (a)	25,963	2,577,607
Snowflake, Inc. - Class A (a)(b)	8,695	2,212,877
Synopsys, Inc. (a)	6,452	2,878,044
Workday, Inc. - Class A (a)	9,018	1,103,984
Zoom Communications, Inc. (a)(b)	8,262	713,093
Zscaler, Inc. (a)	8,325	1,175,074
		85,599,193

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
SPECIALT Y FINANCE — 0.3%
American Express Co.	6,050	$2,046,413

TECHNOLOGY HARDWARE — 15.6%
Apple, Inc.	328,685	95,108,292
Arista Networks, Inc. (a)	29,760	5,055,629
Ciena Corp. (a)	2,278	1,117,496
Corning, Inc.	6,385	1,630,921
Datadog, Inc. - Class A (a)	10,068	2,621,304
Lumentum Holdings, Inc. (a)	1,521	1,305,109
NetApp, Inc.	5,800	897,608
Sandisk Corp. (a)	3,493	7,942,139
Seagate Technology Holdings plc	6,383	6,159,595
Western Digital Corp.	8,152	5,206,845
		127,044,938
TECHNOLOGY SERVICES — 3.7%
Accenture plc - Class A	6,840	851,170
Automatic Data Processing, Inc.	6,970	1,560,931
CoStar Group, Inc. (a)	34,194	968,374
Fair Isaac Corp. (a)	1,271	1,518,565
Fiserv, Inc. (a)	10,401	510,169
Mastercard, Inc. - Class A	17,176	8,821,594
Moody’s Corp.	3,375	1,528,605
MSCI, Inc.	1,797	1,006,392
S&P Global, Inc.	1,944	791,713
Visa, Inc. - Class A	36,266	12,442,502
		30,000,015
TELECOMMUNICATIONS — 0.0% (c)
AST SpaceMobile, Inc. (a)(b)	4,417	392,495

TRANSPORTATION & LOGISTICS — 0.3%
Old Dominion Freight Line, Inc. (b)	5,900	1,277,940
Union Pacific Corp.	3,911	1,063,792
		2,341,732
WHOLESALE - DISCRETIONARY — 0.1%
Copart, Inc. (a)	20,652	582,180

TOTAL COMMON STOCKS (COST $232,128,926)		$802,251,865

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2026 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$750,000	$723,646
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	440,004
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	1,270,000	1,230,291
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	450,000	429,086
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	760,000	715,599
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	950,000	893,888
Calvert Impact Capital, Inc. (d)	4.500%	06/15/31	1,250,000	1,240,625
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	500,525
Local Initiatives Support Corp. (d)	4.100%	06/15/27	800,000	798,808
TOTAL CORPORATE NOTES (COST $7,180,000)				$6,972,472

	Shares	Fair Value
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.57% (e) (COST $2,588,564)	2,588,564	$2,588,564

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 1.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (e)(f) (COST $12,237,714)	12,237,714	$12,237,714

TOTAL INVESTMENTS - (COST $254,135,204) — 101.5%		$824,050,615
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5%)		(11,887,970)
NET ASSETS — 100.0%		$812,162,645

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $12,119,743 (Note 8).
(c)	Percentage rounds to less than 0.1%.

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$750,000	$723,646	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	440,004	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,230,291	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	429,086	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	760,000	715,599	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	950,000	893,888	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/15/31	06/15/26	1,250,000	1,240,625	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	500,525	0.1%
Local Initiatives Support Corp., 4.100%, 06/15/27	06/15/26	800,000	798,808	0.1%
		$7,180,000	$6,972,472	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2026.
(f)	The security was purchased with cash collateral received from securities on loan.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%
ADVERTISING & MARKETING — 0.4%
Omnicom Group, Inc.	9,594	$698,731
Trade Desk, Inc. (The) - Class A (a)	18,792	339,759
		1,038,490
AEROSPACE & DEFENSE — 0.7%
Archer Aviation, Inc. - Class A (a)	34,655	163,918
Firefly Aerospace, Inc. (a)	3,963	116,512
FTAI Aviation Ltd. (b)	3,505	948,208
Intuitive Machines, Inc. (a)(b)	2,114	45,219
Loar Holdings, Inc. (a)	1,610	129,782
York Space Systems, Inc. (a)(b)	6,574	161,852
		1,565,491
APPAREL & TEXTILE PRODUCTS — 1.2%
Crocs, Inc. (a)	1,441	173,842
Deckers Outdoor Corp. (a)	2,937	291,615
Kontoor Brands, Inc. (b)	4,037	336,443
PVH Corp.	568	42,180
Ralph Lauren Corp.	1,138	456,805
Steven Madden Ltd.	3,894	163,937
Tapestry, Inc.	5,992	877,109
VF Corp.	18,085	301,658
Wolverine World Wide, Inc.	7,440	122,983
		2,766,572
ASSET MANAGEMENT — 1.6%
Affiliated Managers Group, Inc.	990	335,016
Blue Owl Capital, Inc.	18,316	160,265
Federated Hermes, Inc. - Class B	2,317	127,945
Franklin Resources, Inc.	29,859	993,409
GitLab, Inc. - Class A (a)	7,840	239,355
Invesco Ltd.	15,213	401,471
Janus Henderson Group plc	4,592	238,554
Jefferies Financial Group, Inc.	4,311	215,464
StepStone Group, Inc. - Class A	2,890	119,530
Stifel Financial Corp.	4,799	334,826
TPG, Inc.	5,430	220,187
WisdomTree, Inc.	18,255	309,240
		3,695,262
AUTOMOTIVE — 1.3%
Aptiv plc (a)	6,798	417,261
BorgWarner, Inc.	6,136	407,430
Dana, Inc.	7,322	199,232
Dorman Products, Inc. (a)(b)	2,127	290,229
Harley-Davidson, Inc.	9,121	223,100
Lear Corp.	1,505	201,760
Modine Manufacturing Co. (a)	1,807	482,505
Phinia, Inc.	3,280	270,174
Rivian Automotive, Inc. - Class A (a)(b)	27,266	473,065
		2,964,756
BANKING — 4.7%
Ameris Bancorp	4,705	424,673
Associated Banc-Corp	4,207	129,449
Atlantic Union Bankshares Corp.	4,240	179,394
Axos Financial, Inc. (a)(b)	3,442	335,216
BancFirst Corp. (b)	2,490	276,714
Bank of Hawaii Corp.	1,872	152,549
Banner Corp. (b)	1,910	126,900
Beacon Financial Corp.	7,000	213,150
Cathay General Bancorp (b)	2,773	171,898

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
BANKING — 4.7%, continued
City Holding Co.	2,750	$364,760
Columbia Banking System, Inc.	7,638	244,798
Cullen/Frost Bankers, Inc.	1,673	258,512
CVB Financial Corp.	6,528	147,206
East West Bancorp, Inc.	3,797	490,155
First BanCorp	15,211	396,551
First Citizens BancShares, Inc. - Class A (b)	123	255,937
First Financial Bancorp	6,798	229,976
First Hawaiian, Inc.	5,621	164,695
First Horizon Corp.	14,190	363,832
Flagstar Bank N.A. (b)	13,220	197,507
FNB Corp. (b)	11,671	222,683
Fulton Financial Corp.	7,890	190,859
Glacier Bancorp, Inc.	2,522	130,085
Hancock Whitney Corp. (b)	2,130	159,154
Independent Bank Corp. (b)	2,280	190,882
National Bank Holdings Corp. - Class A	3,270	145,286
OFG Bancorp	7,230	354,776
Old National Bancorp	8,517	220,590
Park National Corp.	1,936	354,269
Pinnacle Financial Partners, Inc.	3,218	324,632
Popular, Inc.	1,598	262,360
Provident Financial Services, Inc.	7,040	166,426
ServisFirst Bancshares, Inc.	3,334	289,225
SouthState Bank Corp.	1,710	170,829
Texas Capital Bancshares, Inc.	1,109	114,515
Triumph Financial, Inc. (a)	2,565	195,735
Trustmark Corp.	4,750	218,548
UMB Financial Corp.	2,320	331,203
United Bankshares, Inc.	3,920	179,654
United Community Banks, Inc.	6,642	233,068
Valley National Bancorp	14,113	206,755
Webster Financial Corp.	5,418	414,044
Western Alliance Bancorp	2,882	236,900
Wintrust Financial Corp.	1,799	289,135
Zions Bancorp N.A.	4,054	280,496
		11,005,981
BEVERAGES — 0.3%
Celsius Holdings, Inc. (a)(b)	7,021	205,575
Coca-Cola Consolidated, Inc. (b)	827	157,891
Primo Brands Corp. (b)	9,763	238,607
		602,073
BIOTECH & PHARMA — 6.2%
Alkermes plc (a)(b)	5,798	303,786
Arrowhead Pharmaceuticals, Inc. (a)	4,483	365,409
Axsome Therapeutics, Inc. (a)	1,333	326,278
Beam Therapeutics Inc. (a)(b)	3,621	124,273
BioMarin Pharmaceutical, Inc. (a)	6,584	376,737
BridgeBio Pharma, Inc. (a)(b)	5,413	403,160
CG Oncology, Inc. (a)(b)	3,744	266,011
Cogent Biosciences, Inc. (a)(b)	4,984	192,881
Crinetics Pharmaceuticals, Inc. (a)(b)	3,946	147,659
Cytokinetics, Inc. (a)	4,328	368,702
Elanco Animal Health, Inc. (a)(b)	17,250	424,523
Exelixis, Inc. (a)	8,010	435,824
Guardant Health, Inc. (a)	4,080	612,122
Halozyme Therapeutics, Inc. (a)(b)	4,391	343,684
Incyte Corp. (a)	6,840	775,382

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
BIOTECH & PHARMA — 6.2%, continued
Indivior Pharmaceuticals, Inc. (a)	5,071	$208,063
Innoviva, Inc. (a)	9,029	205,049
Insmed, Inc. (a)	3,560	379,567
Ionis Pharmaceuticals, Inc. (a)	6,232	494,135
Jazz Pharmaceuticals plc (a)	2,277	548,689
Krystal Biotech, Inc. (a)(b)	892	331,530
Kymera Therapeutics, Inc. (a)	2,181	250,095
Ligand Pharmaceuticals, Inc. (a)(b)	738	233,274
Madrigal Pharmaceuticals, Inc. (a)	558	299,618
Mirion Technologies, Inc. (a)	7,448	133,543
Mirum Pharmaceuticals, Inc. (a)	1,793	209,907
Moderna, Inc. (a)(b)	10,929	765,358
Neurocrine Biosciences, Inc. (a)	3,074	518,077
Nuvalent, Inc. - Class A (a)	1,593	196,736
Organon & Co.	9,023	122,171
Praxis Precision Medicines, Inc. (a)	832	278,545
Protagonist Therapeutics, Inc. (a)(b)	1,924	235,844
PTC Therapeutics, Inc. (a)	2,849	232,393
Revolution Medicines, Inc. (a)	6,152	1,152,147
Rhythm Pharmaceuticals, Inc. (a)(b)	2,053	227,945
Roivant Sciences Ltd. (a)	15,820	559,870
Spyre Therapeutics, Inc. (a)	485	43,058
Supernus Pharmaceuticals, Inc. (a)	3,820	177,668
TG Therapeutics, Inc. (a)	4,624	254,043
Ultragenyx Pharmaceutical, Inc. (a)	4,785	159,771
United Therapeutics Corp. (a)	1,380	747,725
		14,431,252
CABLE & SATELLITE — 0.3%
Charter Communications, Inc. - Class A (a)(b)	1,803	256,405
Liberty Broadband Corp. - Series A (a)	5,112	170,127
Sirius XM Holdings, Inc. (b)	5,535	163,504
		590,036
CHEMICALS — 2.2%
Albemarle Corp. (b)	3,852	520,136
Avery Dennison Corp.	2,153	349,540
Axalta Coating Systems Ltd. (a)	7,040	240,909
Dow, Inc.	20,725	567,036
DuPont de Nemours, Inc. (a)	4,163	564,669
Eastman Chemical Co.	2,729	182,788
Element Solutions, Inc.	8,574	409,408
H.B. Fuller Co.	2,550	148,639
Huntsman Corp.	17,964	190,778
International Flavors & Fragrances, Inc.	3,681	291,609
LyondellBasell Industries N.V. - Class A	8,539	449,578
Materion Corp. (b)	1,843	548,090
Mosaic Co. (The)	10,011	212,133
NewMarket Corp.	265	209,679
WD-40 Co.	954	232,433
		5,117,425
COMMERCIAL SUPPORT SERVICES — 1.9%
ABM Industries, Inc.	3,590	158,822
Brady Corp. - Class A	7,062	646,667
Casella Waste Systems, Inc. - Class A (a)(b)	1,243	120,534
CBIZ, Inc. (a)	7,686	246,567
Clean Harbors, Inc. (a)	1,773	529,684
CorVel Corp. (a)	6,700	418,884
First Advantage Corp. (a)(b)	12,591	227,268

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
COMMERCIAL SUPPORT SERVICES — 1.9%, continued
FTI Consulting, Inc. (a)(b)	1,047	$156,013
H&R Block, Inc.	6,506	247,748
Korn Ferry	5,842	388,960
Legence Corp. - Class A (a)	1,970	167,903
ManpowerGroup, Inc.	9,068	306,226
Robert Half, Inc.	5,243	160,960
UL Solutions, Inc. - Class A (b)	2,401	244,566
UniFirst Corp.	1,280	338,509
		4,359,311
CONSTRUCTION MATERIALS — 0.7%
Advanced Drainage Systems, Inc.	2,130	334,325
Carlisle Cos., Inc.	904	327,926
Knife River Corp. (a)	1,579	132,084
MDU Resources Group, Inc.	18,225	386,552
Owens Corning (b)	1,619	257,356
Simpson Manufacturing Co., Inc.	1,129	236,356
		1,674,599
CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	4,119	291,954
Covista, Inc. (a)	2,385	297,314
Laureate Education, Inc. (a)	4,732	171,866
Service Corp. International (b)	1,807	137,260
Strategic Education, Inc.	1,698	130,101
Stride, Inc. (a)	2,408	207,666
		1,236,161
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	1,918	240,134
Ball Corp.	9,299	580,258
Crown Holdings, Inc. (b)	4,210	470,762
Graphic Packaging Holding Co. (b)	26,641	281,595
International Paper Co.	13,162	501,472
Silgan Holdings, Inc. (b)	4,574	212,188
Smurfit WestRock plc (b)	17,301	800,344
Sonoco Products Co. (b)	5,377	302,994
		3,389,747
DIVERSIFIED INDUSTRIALS — 0.2%
ITT, Inc.	2,730	539,885

E-COMMERCE DISCRETIONARY — 0.3%
Etsy, Inc. (a)	3,893	293,260
Wayfair, Inc. - Class A (a)(b)	5,090	470,418
		763,678
ELECTRIC UTILITIES — 2.2%
AES Corp. (The)	25,016	366,735
Alliant Energy Corp. (b)	3,110	237,262
Avista Corp.	4,680	191,459
Evergy, Inc.	8,550	738,976
Fluence Energy, Inc. (a)	933	18,548
IDACORP, Inc. (b)	1,030	155,839
NorthWestern Energy Group, Inc.	7,369	527,768
NRG Energy, Inc.	5,488	801,577
OGE Energy Corp.	5,730	278,822
Ormat Technologies, Inc. (b)	2,688	292,723
Pinnacle West Capital Corp. (b)	5,911	632,477
Talen Energy Corp. (a)	1,532	588,686
TXNM Energy, Inc.	4,340	246,425
		5,077,297

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
ELECTRICAL EQUIPMENT — 4.7%
A.O. Smith Corp. (b)	4,181	$262,232
AAON, Inc.	3,590	455,427
Acuity, Inc.	790	297,561
Advanced Energy Industries, Inc.	2,355	878,109
APi Group Corp. (a)	12,619	534,415
Argan, Inc.	444	354,556
Badger Meter, Inc. (b)	2,075	307,889
Belden, Inc.	1,406	168,594
Cognex Corp.	5,473	396,355
Forgent Power Solutions, Inc. - Class A (a)(b)	4,233	236,455
Fortive Corp.	2,756	168,364
Generac Holdings, Inc. (a)	1,704	498,948
Hubbell, Inc.	707	369,902
Itron, Inc. (a)(b)	2,170	187,770
Lennox International, Inc. (b)	938	537,427
Littelfuse, Inc.	2,290	1,042,706
Madison Air Solutions Corp. (a)	4,178	162,942
Nextpower, Inc. - Class A (a)	5,428	646,692
NuScale Power Corp. (a)	16,243	162,917
nVent Electric plc	5,350	907,414
OSI Systems, Inc. (a)	1,451	317,334
Powell Industries, Inc.	772	221,070
Sensata Technologies Holding plc	5,211	248,773
SPX Technologies, Inc. (a)(b)	4,302	1,054,721
Vontier Corp. (b)	5,771	167,359
Watts Water Technologies, Inc. - Class A	916	358,568
		10,944,500
ENGINEERING & CONSTRUCTION — 3.4%
Arcosa, Inc.	5,337	775,413
Centuri Holdings, Inc. (a)(b)	3,433	103,814
Construction Partners, Inc. - Class A (a)(b)	1,630	193,595
Dycom Industries, Inc. (a)	1,265	639,571
EMCOR Group, Inc.	1,145	950,213
Everus Construction Group, Inc. (a)	1,914	317,628
Frontdoor, Inc. (a)	5,262	408,279
Granite Construction, Inc.	4,296	679,112
IES Holdings, Inc. (a)(b)	261	191,746
Installed Building Products, Inc.	1,411	324,304
Jacobs Solutions, Inc.	3,283	413,658
MasTec, Inc. (a)	2,190	911,171
MYR Group, Inc. (a)(b)	466	233,186
Sterling Infrastructure, Inc. (a)	1,160	973,658
Tetra Tech, Inc.	7,313	211,273
TopBuild Corp. (a)(b)	863	305,959
WillScott Holdings Corp. (b)	8,062	232,669
		7,865,249
ENTERTAINMENT CONTENT — 0.3%
Lionsgate Studios Corp. (a)	12,193	186,675
Paramount Skydance Corp. - Class B (b)	15,859	156,370
Versant Media Group, Inc.	4,714	169,751
Warner Music Group Corp. - Class A	7,764	210,171
		722,967
FOOD — 1.3%
Cal-Maine Foods, Inc. (b)	2,264	182,388
Campbell’s Co. (The) (b)	13,444	299,398
Conagra Brands, Inc.	31,055	418,000
Darling Ingredients, Inc. (a)	4,770	260,537
General Mills, Inc. (b)	13,355	464,754

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
FOOD — 1.3%, continued
Hormel Foods Corp.	12,364	$306,875
J.M. Smucker Co. (The)	3,888	437,400
Lamb Weston Holdings, Inc.	4,433	191,417
McCormick & Co., Inc. (b)	5,250	264,705
Simply Good Foods Co. (The) (a)	14,785	196,345
		3,021,819
FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
Boise Cascade Co.	4,194	325,580
Louisiana-Pacific Corp.	2,621	206,168
Trex Co., Inc. (a)	4,482	224,279
		756,027
GAS & WATER UTILITIES — 1.2%
American States Water Co.	3,640	300,773
California Water Service Group (b)	7,671	373,194
Essential Utilities, Inc.	15,343	587,790
NiSource, Inc.	8,098	385,060
Southwest Gas Holdings, Inc.	6,850	607,458
UGI Corp.	13,957	482,075
		2,736,350
HEALTH CARE FACILITIES & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	6,801	200,834
BrightSpring Health Services, Inc. (a)	5,022	350,234
Centene Corp. (a)	9,622	617,636
Charles River Laboratories International, Inc. (a)(b)	1,757	398,470
Chemed Corp.	689	320,895
Concentra Group Holdings Parent, Inc.	17,165	510,659
DaVita, Inc. (a)	1,258	279,880
Encompass Health Corp.	2,921	295,255
Ensign Group, Inc. (The)	1,550	248,465
Henry Schein, Inc. (a)	3,820	319,046
Medpace Holdings, Inc. (a)	820	434,264
Molina Healthcare, Inc. (a)	2,095	479,126
National HealthCare Corp. (b)	2,170	458,651
Oscar Health, Inc. - Class A (a)	7,897	225,222
Pediatrix Medical Group, Inc. (a)	7,350	186,176
RadNet, Inc. (a)	3,960	244,213
Select Medical Holdings Corp.	12,896	212,913
Sotera Health Co. (a)	8,430	149,633
		5,931,572
HOME & OFFICE PRODUCTS — 0.3%
HNI Corp.	5,538	223,791
Newell Brands, Inc.	28,308	173,811
Scotts Miracle-Gro Co. (The) (b)	1,410	96,035
Whirlpool Corp. (b)	7,421	292,536
		786,173
HOME CONSTRUCTION — 1.5%
Armstrong World Industries, Inc.	2,600	417,092
Cavco Industries, Inc. (a)	743	456,484
Champion Homes, Inc. (a)	1,485	130,858
Fortune Brands Innovations, Inc.	7,167	393,468
Griffon Corp.	2,560	249,677
Interface, Inc.	6,988	250,450
M/I Homes, Inc. (a)	1,817	292,156
Masco Corp.	3,974	323,364
Meritage Homes Corp.	4,450	373,133
Mohawk Industries, Inc. (a)	1,004	121,815

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
HOME CONSTRUCTION — 1.5%, continued
Taylor Morrison Home Corp. (a)	1,762	$126,406
Toll Brothers, Inc.	2,659	438,070
		3,572,973
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co. (The) (b)	1,849	176,469
Quanex Building Products Corp.	6,912	128,701
Spectrum Brands Holdings, Inc.	3,020	258,965
		564,135
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.4%
AZZ, Inc.	1,430	221,722
Chart Industries, Inc. (a)	1,431	298,993
Enpro, Inc. (b)	1,560	588,011
Mueller Industries, Inc.	3,309	406,775
Proto Labs, Inc. (a)	2,998	244,367
RBC Bearings, Inc. (a)	990	637,619
Timken Co. (The)	3,660	531,871
Valmont Industries, Inc.	473	273,205
Xometry, Inc. - Class A (a)	1,442	139,182
		3,341,745
INDUSTRIAL SUPPORT SERVICES — 1.2%
Applied Industrial Technologies, Inc.	1,140	385,491
Core & Main, Inc. - Class A (a)	684	33,003
Herc Holdings, Inc.	1,176	168,568
MSC Industrial Direct Co., Inc. - Class A	5,310	631,624
RB Global, Inc.	5,653	658,292
Resideo Technologies, Inc. (a)	6,763	210,329
VSE Corp.	725	165,663
WESCO International, Inc.	1,554	536,798
		2,789,768
INSTITUTIONAL FINANCIAL SERVICES — 0.9%
Evercore, Inc. - Class A	1,302	444,555
Lazard, Inc.	3,959	166,040
Moelis & Co. - Class A (b)	3,694	241,662
Piper Sandler Cos.	7,436	537,920
PJT Partners, Inc. - Class A	1,721	259,768
SEI Investments Co.	2,558	224,362
StoneX Group, Inc. (a)(b)	2,215	262,478
		2,136,785
INSURANCE — 3.2%
Assurant, Inc.	1,350	362,516
Assured Guaranty Ltd.	3,960	317,434
Axis Capital Holdings Ltd. (b)	1,521	163,416
Brighthouse Financial, Inc. (a)	1,775	112,358
Corebridge Financial, Inc.	13,243	379,147
Equitable Holdings, Inc.	12,284	539,022
Erie Indemnity Co. - Class A (b)	671	160,872
Everest Group Ltd.	706	252,204
Genworth Financial, Inc. - Class A (a)	39,408	373,194
Globe Life, Inc.	2,835	506,558
Jackson Financial, Inc. - Class A	4,108	420,618
Kinsale Capital Group, Inc. (b)	776	255,933
Lincoln National Corp.	7,044	249,005
Mercury General Corp.	3,903	416,138
Old Republic International Corp.	4,962	203,045
Primerica, Inc.	950	269,990
Radian Group, Inc.	8,239	310,363
Reinsurance Group of America, Inc.	1,799	382,557

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
INSURANCE — 3.2%, continued
Remitly Global, Inc. (a)	7,613	$170,607
RenaissanceRe Holdings Ltd.	1,171	371,090
Ryan Specialty Holdings, Inc. (b)	7,111	268,511
SiriusPoint Ltd. (a)	10,490	251,760
Unum Group	4,937	441,368
Voya Financial, Inc.	3,198	289,515
		7,467,221
INTERNET MEDIA & SERVICES — 1.3%
CarGurus, Inc. (a)	4,745	161,757
GoDaddy, Inc. - Class A (a)	5,501	466,925
Life360, Inc. (a)	2,520	139,507
Lyft, Inc. - Class A (a)(b)	15,962	233,205
Maplebear, Inc. (a)	5,875	278,181
Match Group, Inc.	6,858	260,947
Pinterest, Inc. - Class A (a)	19,481	409,686
Roku Inc. (a)	4,219	582,813
Snap, Inc. - Class A (a)	44,685	198,401
Zillow Group, Inc. - Class C (a)	9,164	288,849
		3,020,271
LEISURE FACILITIES & SERVICES — 1.6%
Brinker International, Inc. (a)	2,179	366,072
CAVA Group, Inc. (a)	3,226	253,176
Cheesecake Factory, Inc. (The) (b)	4,578	364,134
Choice Hotels International, Inc. (b)	1,237	136,404
Cinemark Holdings, Inc.	6,254	198,439
Hyatt Hotels Corp. - Class A (b)	1,435	278,160
Life Time Group Holdings, Inc. (a)	4,864	198,646
Marriott Vacations Worldwide Corp.	1,361	138,659
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,788	227,735
Shake Shack, Inc. - Class A (a)	3,630	203,353
Six Flags Entertainment Corp. (a)	6,506	138,578
Texas Roadhouse, Inc.	1,966	379,890
Travel + Leisure Co.	1,699	129,855
Vail Resorts, Inc.	67	9,122
Wendy’s Co. (The) (b)	16,928	140,333
Wingstop, Inc. (b)	1,575	273,121
Wyndham Hotels & Resorts, Inc.	3,458	291,198
		3,726,875
LEISURE PRODUCTS — 0.7%
Acushnet Holdings Corp. (b)	3,196	378,822
Brunswick Corp.	3,232	272,263
Callaway Golf Co. (a)	8,496	159,640
Hasbro, Inc. (b)	5,420	447,638
LCI Industries	1,669	176,714
Peloton Interactive, Inc. - Class A (a)	22,738	134,381
YETI Holdings, Inc. (a)	3,746	185,652
		1,755,110
MACHINERY — 3.5%
AGCO Corp.	2,433	291,230
CNH Industrial N.V. (b)	20,484	230,035
Crane Co.	1,594	355,574
CSW Industrials, Inc.	626	174,216
Donaldson Co., Inc.	4,192	376,316
Enerpac Tool Group Corp.	8,150	292,259
ESAB Corp. (b)	1,439	141,928
ESCO Technologies, Inc.	2,052	718,282
Federal Signal Corp. (b)	4,740	609,043

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
MACHINERY — 3.5%, continued
Flowserve Corp.	3,468	$257,187
Franklin Electric Co., Inc.	6,300	675,297
Gates Industrial Corp. plc (a)	11,576	323,781
IDEX Corp.	2,674	606,864
JBT Marel Corp. (b)	3,075	445,875
Kennametal, Inc.	4,699	164,700
Lincoln Electric Holdings, Inc.	1,966	521,993
Middleby Corp. (The) (a)	1,490	256,295
Nordson Corp.	2,090	630,532
Stanley Black & Decker, Inc.	3,058	287,819
Tennant Co.	1,705	149,256
Terex Corp.	3,663	265,164
Toro Co. (The)	2,600	253,292
Zurn Elkay Water Solutions Corp.	4,762	240,624
		8,267,562
MEDICAL EQUIPMENT & DEVICES — 3.4%
10X Genomics, Inc. - Class A (a)	4,538	173,987
Align Technology, Inc. (a)	1,570	264,796
Avantor, Inc. (a)(b)	27,869	275,903
Baxter International, Inc. (b)	18,438	393,098
Bio-Techne Corp. (b)	6,118	432,237
Bruker Corp.	3,752	225,795
Glaukos Corp. (a)	3,039	424,731
Globus Medical, Inc. - Class A (a)	2,470	195,155
Haemonetics Corp. (a)(b)	1,869	140,175
ICU Medical, Inc. (a)	907	132,966
Illumina, Inc. (a)	4,504	791,938
Integer Holdings Corp. (a)(b)	2,180	203,721
iRhythm Technologies, Inc. (a)	1,288	153,208
Lantheus Holdings, Inc. (a)	2,141	237,523
Merit Medical Systems, Inc. (a)	5,690	394,545
Natera, Inc. (a)	3,941	1,069,784
Penumbra, Inc. (a)(b)	1,280	404,160
QuantumScape Corp. (a)	20,524	155,161
Repligen Corp. (a)	2,077	283,386
Revvity, Inc.	3,625	403,317
Solventum Corp. (a)	4,456	343,780
Tandem Diabetes Care, Inc. (a)	7,271	109,719
Teleflex, Inc.	1,330	168,591
Twist Bioscience Corp. (a)	2,128	218,929
Veracyte, Inc. (a)	2,895	170,023
Zimmer Biomet Holdings, Inc.	3,284	282,720
		8,049,348
METALS & MINING — 1.1%
Alcoa Corp.	8,307	433,127
Century Aluminum Co. (a)	3,551	163,382
Coeur Mining, Inc.	30,398	496,095
MP Materials Corp. (a)(b)	5,737	321,329
Royal Gold, Inc.	3,020	602,822
Rubrik, Inc. - Class A (a)	4,708	377,958
Uranium Energy Corp. (a)	16,907	180,229
		2,574,942
OIL & GAS PRODUCERS — 1.6%
Antero Midstream Corp.	16,376	372,554
APA Corp.	18,269	595,021
California Resources Corp.	3,720	196,677
Chord Energy Corp.	2,918	333,527

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
OIL & GAS PRODUCERS — 1.6%, continued
DT Midstream, Inc. (b)	3,577	$524,889
EQT Corp. (b)	11,347	603,320
Ovintiv, Inc.	10,792	568,199
SM Energy Co.	8,290	216,369
Viper Energy, Inc. - Class A	5,906	250,414
		3,660,970
OIL & GAS SERVICES & EQUIPMENT — 0.5%
TechnipFMC plc	14,787	980,378
Weatherford International plc	3,408	277,752
		1,258,130
PUBLISHING & BROADCASTING — 0.6%
John Wiley & Sons, Inc. - Class A	2,851	138,302
Liberty Media Corp. - Liberty Formula One - Series C (a)	5,093	484,548
New York Times Co. (The) - Class A	3,410	238,632
Nexstar Media Group, Inc. (b)	740	132,157
TKO Group Holdings, Inc.	1,818	365,981
		1,359,620
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
McGrath RentCorp	2,414	292,166

REAL ESTATE SERVICES — 0.5%
AGNC Investment Corp.	39,508	430,637
Compass, Inc. - Class A (a)(b)	16,659	205,406
Jones Lang LaSalle, Inc. (a)	1,424	441,369
		1,077,412
REITS — 6.1%
Acadia Realty Trust (b)	8,150	170,416
Agree Realty Corp. (b)	2,580	195,409
Alexandria Real Estate Equities, Inc.	6,596	348,599
American Healthcare REIT, Inc. (b)	6,644	346,485
American Homes 4 Rent - Class A	7,456	249,925
Americold Realty Trust, Inc.	14,712	231,273
Apple Hospitality REIT, Inc.	7,403	124,444
Brixmor Property Group, Inc.	11,669	367,924
Broadstone Net Lease, Inc.	9,933	205,315
BXP, Inc. (b)	1,865	123,668
Camden Property Trust	1,877	214,898
CareTrust REIT, Inc.	11,472	462,895
CubeSmart	4,752	188,987
DiamondRock Hospitality Co. (b)	14,240	173,443
EastGroup Properties, Inc.	1,531	310,073
EPR Properties	3,010	174,610
Essential Properties Realty Trust, Inc. (b)	7,790	232,531
Essex Property Trust, Inc.	1,508	439,718
Federal Realty Investment Trust	2,749	339,337
First Industrial Realty Trust, Inc.	4,250	260,568
HA Sustainable Infrastructure Capital, Inc. (b)	4,106	160,339
Healthpeak Properties, Inc.	18,310	391,834
Host Hotels & Resorts, Inc.	22,009	521,833
Independence Realty Trust, Inc.	12,613	210,511
Invitation Homes, Inc.	22,967	693,833
Kilroy Realty Corp.	6,135	229,878
Kimco Realty Corp.	19,961	506,011
Kite Realty Group Trust	5,788	164,263
Lamar Advertising Co. - Class A	2,846	443,919
Lineage, Inc.	2,508	108,471

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
REITS — 6.1%, continued
Macerich Co. (The) (b)	11,680	$294,219
Mid-America Apartment Communities, Inc.	3,139	436,133
NNN REIT, Inc.	5,050	234,977
Omega Healthcare Investors, Inc.	8,620	411,002
OUTFRONT Media Inc.	7,026	230,172
Park Hotels & Resorts, Inc.	10,556	150,423
Phillips Edison & Co., Inc.	3,643	151,622
Rayonier, Inc.	11,459	243,848
Regency Centers Corp.	5,103	406,913
Ryman Hospitality Properties, Inc. (b)	1,635	210,179
Sabra Health Care REIT, Inc.	6,980	136,180
SL Green Realty Corp. (b)	5,952	308,135
Tanger, Inc.	10,710	422,724
Terreno Realty Corp. (b)	2,943	190,618
Texas Pacific Land Corp. (b)	810	354,488
UDR, Inc.	12,003	479,160
Urban Edge Properties	9,260	211,869
W.P. Carey, Inc. (b)	6,500	464,750
Weyerhaeuser Co.	19,727	472,264
		14,401,086
RENEWABLE ENERGY — 0.9%
EnerSys	1,156	270,296
Enphase Energy, Inc. (a)	4,913	241,916
Fervo Energy Co. (a)	19,659	574,633
First Solar, Inc. (a)	1,970	464,841
Plug Power, Inc. (a)	63,483	172,039
Solv Energy, Inc. - Class A (a)(b)	9,522	324,224
Sunrun, Inc. (a)	10,415	139,353
		2,187,302
RETAIL - CONSUMER STAPLES — 1.3%
BJ’s Wholesale Club Holdings, Inc. (a)	3,069	267,678
Casey’s General Stores, Inc.	983	781,279
Five Below, Inc. (a)	2,072	372,525
Hims & Hers Health, Inc. (a)(b)	7,659	265,537
Murphy USA, Inc.	1,125	606,229
PriceSmart, Inc. (b)	1,550	302,777
Sprouts Farmers Market, Inc. (a)(b)	4,550	384,839
		2,980,864
RETAIL - DISCRETIONARY — 3.4%
Abercrombie & Fitch Co. - Class A (a)(b)	1,800	162,018
Advance Auto Parts, Inc. (b)	4,870	303,012
American Eagle Outfitters, Inc.	8,722	150,019
Asbury Automotive Group, Inc. (a)	1,419	285,333
AutoNation, Inc. (a)	935	173,714
Avis Budget Group, Inc. (a)	799	118,116
Bath & Body Works, Inc.	8,941	206,805
Best Buy Co., Inc.	6,190	469,697
Boot Barn Holdings, Inc. (a)	1,758	288,787
Buckle, Inc. (The)	5,380	227,036
Builders FirstSource, Inc. (a)(b)	3,732	333,939
Burlington Stores, Inc. (a)	888	281,318
CarMax, Inc. (a)(b)	3,317	175,436
Dick’s Sporting Goods, Inc. (b)	1,793	406,670
Floor & Decor Holdings, Inc. - Class A (a)	5,297	314,430
GameStop Corp. - Class A (a)(b)	11,812	260,809
Genuine Parts Co. (b)	3,943	465,195
Group 1 Automotive, Inc.	1,120	326,110
La-Z-Boy, Inc.	3,300	132,396

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
RETAIL - DISCRETIONARY — 3.4%, continued
Lithia Motors, Inc. (b)	487	$141,469
Lululemon Athletica, Inc. (a)	2,546	290,702
Macy’s, Inc. (b)	8,663	204,014
RH (a)	1,061	174,779
Signet Jewelers Ltd.	1,576	135,851
Tractor Supply Co.	14,658	463,339
Valvoline, Inc. (a)(b)	5,209	205,964
Victoria’s Secret & Co. (a)(b)	4,850	404,878
Williams-Sonoma, Inc.	3,300	769,230
		7,871,066
SEMICONDUCTORS — 4.2%
Allegro MicroSystems, Inc. (a)(b)	6,590	458,796
Ambarella, Inc. (a)	2,112	181,210
Amkor Technology, Inc.	3,787	326,553
Axcelis Technologies, Inc. (a)(b)	2,766	524,019
Diodes, Inc. (a)	3,199	350,099
Entegris, Inc.	4,198	755,052
FormFactor, Inc. (a)	3,694	590,781
Impinj, Inc. (a)(b)	1,003	143,660
Lattice Semiconductor Corp. (a)	3,703	566,411
MACOM Technology Solutions Holdings, Inc. (a)	2,222	845,182
MaxLinear, Inc. - Class A (a)	3,293	421,603
MKS, Inc. (b)	2,100	934,080
Onto Innovation, Inc. (a)	1,704	644,879
Qorvo, Inc. (a)	3,115	290,536
Rambus, Inc. (a)	3,003	398,618
Semtech Corp. (a)	3,740	605,319
Silicon Laboratories, Inc. (a)	780	170,477
SiTime Corp. (a)	822	612,850
Skyworks Solutions, Inc. (b)	2,774	188,077
Veeco Instruments, Inc. (a)(b)	5,663	429,255
Vishay Intertechnology, Inc. (b)	7,545	405,770
		9,843,227
SOFTWARE — 5.8%
ACI Worldwide, Inc. (a)	4,180	210,212
Adeia, Inc.	6,147	202,421
Affirm Holdings, Inc. (a)(b)	7,910	645,061
Akamai Technologies, Inc. (a)	5,140	607,599
Alignment Healthcare, Inc. (a)	6,840	162,860
Appfolio, Inc. - Class A (a)(b)	1,048	168,047
Bentley Systems, Inc. - Class B	5,966	178,324
BlackLine, Inc. (a)	5,988	168,083
Box, Inc. - Class A (a)	8,036	213,275
Calix, Inc. (a)(b)	3,303	123,268
CCC Intelligent Solutions Holdings, Inc. (a)	35,127	181,255
Circle Internet Group, Inc. (a)(b)	2,213	138,600
Clear Secure, Inc. - Class A	3,169	176,608
Commvault Systems, Inc. (a)(b)	2,794	395,994
DigitalOcean Holdings, Inc. (a)	2,654	416,758
DocuSign, Inc. (a)	6,501	288,774
Doximity, Inc. - Class A (a)	8,869	183,943
Dropbox, Inc. - Class A (a)	8,459	232,369
Duolingo, Inc. (a)(b)	1,763	202,780
D-Wave Quantum, Inc. (a)(b)	11,027	264,538
Dynatrace, Inc. (a)	3,143	138,009
Elastic N.V. (a)	3,416	194,780
Figma, Inc. - Class A (a)	6,615	119,665
Five9, Inc. (a)(b)	12,562	267,822

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
SOFTWARE — 5.8%, continued
Freshworks, Inc. - Class A (a)	24,939	$252,383
Galaxy Digital, Inc. - Class A (a)	5,619	153,624
Gen Digital, Inc.	18,820	468,430
Guidewire Software, Inc. (a)(b)	3,369	414,555
Hinge Health, Inc. - Class A (a)(b)	2,157	179,031
Manhattan Associates, Inc. (a)	2,250	313,313
nCino, Inc. (a)(b)	8,437	137,945
Nutanix, Inc. - Class A (a)	4,326	220,453
OKTA, Inc. (a)(b)	5,130	699,989
Paycom Software, Inc. (b)	2,101	264,054
Paylocity Holding Corp. (a)	1,955	204,356
Planet Labs PBC (a)	9,465	313,575
Privia Health Group, Inc. (a)	5,538	142,493
Qualys, Inc. (a)	1,782	245,007
Samsara, Inc. - Class A (a)	10,881	352,871
SentinelOne, Inc. - Class A (a)	13,564	230,181
SPS Commerce, Inc. (a)	3,377	193,063
SS&C Technologies Holdings, Inc.	2,422	150,285
Tempus AI, Inc. - Class A (a)(b)	5,124	296,833
Tenable Holdings, Inc. (a)	9,171	338,227
Teradata Corp. (a)(b)	4,443	153,950
Twilio, Inc. - Class A (a)	4,551	939,008
Unity Software, Inc. (a)	13,488	385,487
Varonis Systems, Inc. (a)	5,968	250,417
Workiva, Inc. - Class A (a)	3,346	162,314
Zeta Global Holdings Corp. - Class A (a)	10,640	209,395
		13,552,284
SPECIALTY FINANCE — 1.8%
Ally Financial, Inc.	8,477	389,518
Annaly Capital Management, Inc.	22,655	506,566
ARMOUR Residential REIT, Inc. (b)	10,482	182,911
BitMine Immersion Technologies, Inc.	18,368	244,478
Bread Financial Holdings, Inc.	2,710	293,628
Credit Acceptance Corp. (a)	194	123,528
Encore Capital Group, Inc. (a)	3,150	293,863
Essent Group Ltd.	2,482	159,543
Fidelity National Financial, Inc.	4,168	196,563
GATX Corp. (b)	1,024	181,443
MGIC Investment Corp.	5,493	154,903
OneMain Holdings, Inc.	3,730	227,418
QXO, Inc. (a)(b)	19,631	339,224
SLM Corp. (b)	7,698	199,686
SoFi Technologies, Inc. (a)(b)	31,464	564,149
Walker & Dunlop, Inc.	2,200	120,340
		4,177,761
STEEL — 1.4%
ATI, Inc. (a)	4,865	958,892
Carpenter Technology Corp. (b)	1,855	1,144,238
Commercial Metals Co. (b)	3,147	197,474
Reliance, Inc.	1,511	564,510
Steel Dynamics, Inc.	2,148	492,880
		3,357,994
TECHNOLOGY HARDWARE — 4.9%
Aurora Innovation, Inc. (a)(b)	49,352	336,581
Benchmark Electronics, Inc.	3,940	388,760
Credo Technology Group Holding Ltd. (a)	4,492	1,221,599
Everpure, Inc. - Class A (a)	9,433	743,226
Extreme Networks, Inc. (a)	6,621	214,322

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
TECHNOLOGY HARDWARE — 4.9%, continued
F5, Inc. (a)	1,849	$769,110
Fabrinet (a)	1,170	657,634
Flex Ltd. (a)	7,826	1,268,360
InterDigital, Inc. (b)	1,402	396,948
Jabil, Inc.	2,627	1,012,656
JFrog Ltd. (a)	4,430	402,598
Knowles Corp. (a)(b)	9,450	391,986
NCR Atleos Corp. (a)	3,149	136,698
Pitney Bowes, Inc.	13,600	238,272
Plexus Corp. (a)	1,982	595,928
Sanmina Corp. (a)	3,583	906,786
TD SYNNEX Corp.	2,289	611,941
ViaSat, Inc. (a)(b)	3,482	312,718
Viavi Solutions, Inc. (a)	8,513	406,496
Vicor Corp. (a)(b)	695	263,947
Zebra Technologies Corp. - Class A (a)	899	236,671
		11,513,237
TECHNOLOGY SERVICES — 1.2%
Broadridge Financial Solutions, Inc.	2,878	394,142
CoStar Group, Inc. (a)	10,493	297,162
FactSet Research Systems, Inc. (b)	2,139	492,141
Hawkeye 360, Inc. (a)	15,259	308,537
HealthEquity, Inc. (a)	1,715	154,899
Insight Enterprises, Inc. (a)	2,670	325,206
LiveRamp Holdings, Inc. (a)	5,242	197,309
Toast, Inc. - Class A (a)	17,864	496,976
TransUnion (b)	1,995	143,919
		2,810,291
TELECOMMUNICATIONS — 0.5%
Applied Digital Corp. (a)(b)	7,774	289,970
AST SpaceMobile, Inc. (a)	3,327	295,637
DigitalBridge Group, Inc.	6,776	106,926
Lumen Technologies, Inc. (a)	33,428	256,727
Telephone and Data Systems, Inc.	4,416	163,436
		1,112,696
TRANSPORTATION & LOGISTICS — 2.6%
Alaska Air Group, Inc. (a)	4,379	228,584
American Airlines Group, Inc. (a)	30,978	559,772
ArcBest Corp.	2,845	408,371
C.H. Robinson Worldwide, Inc.	3,573	672,939
GXO Logistics, Inc. (a)	4,540	230,178
Hub Group, Inc. - Class A	6,960	304,778
J.B. Hunt Transport Services, Inc.	2,159	624,879
JetBlue Airways Corp. (a)	39,336	225,395
Kirby Corp. (a)	1,478	200,964
Knight-Swift Transportation Holdings, Inc.	6,171	480,536
Matson, Inc. (b)	2,746	527,864
RXO, Inc. (a)	5,184	143,027
Ryder System, Inc.	1,323	348,968
Saia, Inc. (a)	596	251,011
SkyWest, Inc. (a)	2,138	212,368
XPO, Inc. (a)	3,265	670,272
		6,089,906
TRANSPORTATION EQUIPMENT — 0.1%
Greenbrier Cos., Inc. (The)	560	27,445
Trinity Industries, Inc.	6,334	219,030
		246,475

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2026 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.0%, continued
WHOLESALE - CONSUMER STAPLES — 0.8%
Andersons, Inc. (The) (b)	4,953	$338,785
Bunge Global S.A.	6,257	667,810
United Natural Foods, Inc. (a)	3,759	171,673
US Foods Holding Corp. (a)	7,032	719,022
		1,897,290
WHOLESALE - DISCRETIONARY — 0.6%
Aramark	7,620	433,578
G-III Apparel Group Ltd.	4,123	138,986
OPENLANE, Inc. (a)	8,420	347,241
Pool Corp.	2,017	433,453
		1,353,258

TOTAL COMMON STOCKS (COST $156,491,560)		$231,892,443

RIGHTS — 0.0% (c)
ASSET MANAGEMENT — 0.0% (c)
Arcellx, Inc. (a)(d)(e)	1,888	132
Sycamore Partners, LLC (a)(d)(e)	44,730	23,707
TPG, Inc. (a)(d)(e)	9,530	95
		23,934
BIOTECH & PHARMA — 0.0% (c)
Blueprint Medicines Corp. (a)(d)(e)	2,090	961

MEDICAL EQUIPMENT & DEVICES — 0.0% (c)
OmniAb, Inc. (a)(d)(e)	2,092	690

TOTAL RIGHTS (COST $0)		$25,585

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$180,000	$173,675
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	220,000	215,113
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	200,000	193,747
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	170,000	162,099
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	110,000	103,574
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	320,000	301,099
Calvert Impact Capital, Inc. (d)	4.500%	06/15/31	350,000	347,375
Capital Impact Partners Investment (d)	5.000%	12/15/26	200,000	200,210
Local Initiatives Support Corp. (d)	4.100%	06/15/27	300,000	299,553
TOTAL CORPORATE NOTES (COST $2,050,000)				$1,996,445

	Shares	Fair Value
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.57% (f) (COST $291,634)	291,635	$291,635

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 19.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (f)(g) (COST $44,893,569)	44,893,569	$44,893,569

TOTAL INVESTMENTS - (COST $203,726,763) — 119.1%		$279,099,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.1%)		(44,760,337)
NET ASSETS — 100.0%		$234,339,340

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $44,133,480 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Arcellx, Inc.	05/20/26	$—	$132	0.0	%(c)
Blueprint Medicines Corp.	07/21/25	—	961	0.0	%(c)
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	173,675	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	215,113	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	193,747	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	162,099	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	110,000	103,574	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	320,000	301,099	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/15/31	06/15/26	350,000	347,375	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	200,210	0.1%
Local Initiatives Support Corp., 4.100%, 06/15/27	06/15/26	300,000	299,553	0.1%
OmniAb, Inc.	11/02/22	—	690	0.0	%(c)
Sycamore Partners, LLC	08/28/25	—	23,707	0.0	%(c)
TPG, Inc.	04/08/26	—	95	0.0	%(c)
		$2,050,000	$2,022,030	0.8%

(e)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $25,585 as of June 30, 2026, representing 0.0% (c) of net assets.

(f)	The rate shown is the 7-day effective yield as of June 30, 2026.
(g)	The security was purchased with cash collateral received from securities on loan.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2026 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 99.8%
DEBT FUND — 77.4%
Praxis Impact Bond Fund - Class I	1,938,136	$18,276,619

EQUITY FUND — 22.4%
Praxis Growth Index Fund - Class I	27,602	1,663,024
Praxis International Index Fund - Class I	86,748	1,623,062
Praxis Small Cap Index Fund - Class I	29,852	416,728
Praxis Value Index Fund - Class I	70,437	1,587,649
		5,290,463

TOTAL AFFILIATED MUTUAL FUNDS (COST $20,544,145)		$23,567,082

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 3.57% (b) (COST $6,144)	6,144	$6,144

TOTAL INVESTMENTS - (COST $20,550,289) — 99.8%		$23,573,226
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		47,999
NET ASSETS — 100.0%		$23,621,225

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2026 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 99.9%
DEBT FUND — 39.4%
Praxis Impact Bond Fund - Class I	4,575,612	$43,148,024

EQUITY FUND — 60.5%
Praxis Growth Index Fund - Class I	299,785	18,062,037
Praxis International Index Fund - Class I	1,064,210	19,911,371
Praxis Small Cap Index Fund - Class I	784,662	10,953,886
Praxis Value Index Fund - Class I	768,225	17,315,789
		66,243,083

TOTAL INVESTMENTS - (COST $69,590,093) — 99.9%		$109,391,107
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		78,824
NET ASSETS — 100.0%		$109,469,931

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2026 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 99.9%
DEBT FUND — 19.6%
Praxis Impact Bond Fund - Class I	2,925,954	$27,591,742

EQUITY FUND — 80.3%
Praxis Growth Index Fund - Class I	491,177	29,593,425
Praxis International Index Fund - Class I	1,812,450	33,910,942
Praxis Small Cap Index Fund - Class I	1,505,137	21,011,718
Praxis Value Index Fund - Class I	1,259,540	28,390,025
		112,906,110

TOTAL INVESTMENTS - (COST $78,311,759) — 99.9%		$140,497,852
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		87,768
NET ASSETS — 100.0%		$140,585,620

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2026 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$1,288,573,853	$424,025,129	$405,682,675	$254,135,204	$203,726,763
Investments in unaffiliated securities, at fair value*	$1,230,981,218	$754,364,384	$652,048,061	$824,050,615	$279,099,677
Cash	—	3,215	—	—	—
Receivable for capital shares sold	1,587,363	240,386	557,035	750,015	75,182
Receivable for investments sold	130	—	—	—	—
Receivable for dividends and interest	8,636,829	2,354,559	568,462	151,826	220,526
Receivable for tax reclaims	—	1,025,972	7,690	—	—
Prepaid expenses and other assets	97,210	56,754	86,753	71,938	44,599
Total Assets	1,241,302,750	758,045,270	653,268,001	825,024,394	279,439,984

Liabilities
Distributions payable	1,749,154	—	—	—	—
Payable for capital shares redeemed	516,132	375,004	208,525	289,888	107,914
Payable for investments purchased	517,246	—	5,026,969	—	—
Payable for return of collateral received for securities on loan	10,089,182	83,628,886	34,066,166	12,237,714	44,893,569
Accrued expenses and other payables:
Investment advisory fees	339,655	207,191	114,824	149,097	54,076
Administration fees	110,090	51,267	61,958	70,232	20,089
Distribution fees	6,763	3,880	7,817	27,555	1,881
Other	125,402	143,540	79,012	87,263	23,115
Total Liabilities	13,453,624	84,409,768	39,565,271	12,861,749	45,100,644

Contingencies and Commitments (Note 9)	—	—	—	—	—
Net Assets	$1,227,849,126	$673,635,502	$613,702,730	$812,162,645	$234,339,340

Components of Net Assets
Paid-in capital	$1,298,140,322	$382,192,955	$354,203,991	$244,518,210	$149,615,330
Accumulated earnings (deficit)	(70,291,196)	291,442,547	259,498,739	567,644,435	84,724,010
Net Assets	$1,227,849,126	$673,635,502	$613,702,730	$812,162,645	$234,339,340

Pricing of Class A Shares
Net assets attributable to Class A shares	$33,044,656	$19,032,685	$38,526,586	$134,593,812	$9,458,318
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,487,257	1,024,430	1,697,560	2,269,365	767,340
Net asset value, offering price and redemption price per share*	$9.48	$18.58	$22.70	$59.31	$12.33
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.85	$19.61	$23.96	$62.60	$13.01

Pricing of Class I Shares
Net assets attributable to Class I shares	$1,194,804,470	$654,602,817	$575,176,144	$677,568,833	$224,881,022
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	126,742,019	34,989,896	25,520,738	11,245,512	16,106,048
Net asset value and redemption price per share	$9.43	$18.71	$22.54	$60.25	$13.96
*Includes fair value of securities on loan	$9,824,053	$81,935,334	$32,941,982	$12,119,743	$44,133,480

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2026 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$20,544,145	$69,590,093	$78,311,759
Investments in unaffiliated securities, at cost	6,144	—	—
Investments in affiliated securities, at fair value	$23,567,082	$109,391,107	$140,497,852
Investments in unaffiliated securities, at fair value	6,144	—	—
Receivable for capital shares sold	612	2,830	37,714
Receivable for dividends	56,807	134,070	85,733
Prepaid expenses and other assets	18,820	15,951	31,291
Total Assets	23,649,465	109,543,958	140,652,590

Liabilities
Distributions payable	516	1,715	336
Payable for capital shares redeemed	9,127	13,895	290
Accrued expenses and other payables:
Investment advisory fees	977	4,470	5,687
Administration fees	2,295	8,148	9,397
Distribution fees	4,886	22,350	28,436
Other	10,439	23,449	22,824
Total Liabilities	28,240	74,027	66,970

Contingencies and Commitments (Note 9)	—	—	—
Net Assets	$23,621,225	$109,469,931	$140,585,620

Components of Net Assets
Paid-in capital	$19,789,784	$68,747,464	$77,275,104
Accumulated earnings	3,831,441	40,722,467	63,310,516
Net Assets	$23,621,225	$109,469,931	$140,585,620

Pricing of Class A Shares
Net assets attributable to Class A shares	$23,621,225	$109,469,931	$140,585,620
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	1,875,973	6,019,479	5,982,132
Net asset value and redemption price per share	$12.59	$18.19	$23.50
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$13.29	$19.20	$24.80

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2026 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment Income
Dividends	$549,368	$10,332,733	$5,993,608	$1,910,931	$1,470,867
Tax reclaims received	—	372,180	5,170	—	—
Foreign tax withholding	—	(1,848,126)	(1,439)	—	(2,424)
Securities lending income	14,827	741,164	8,844	7,306	26,725
Interest	23,855,426	102,348	104,242	137,895	35,868
Total Investment Income	24,419,621	9,700,299	6,110,425	2,056,132	1,531,036

Expenses
Investment advisory fees	2,002,970	1,170,750	660,057	848,070	312,583
Administration fees	220,399	108,628	115,643	141,139	42,055
Transfer agent fees - Class A	18,628	11,972	21,112	32,040	4,866
Transfer agent fees - Class I	83,728	28,189	46,390	60,878	11,382
Distribution fees - Class A	42,594	22,129	44,528	157,096	9,953
Trustee fees and expenses	73,670	35,632	35,911	47,894	13,556
Custodian fees	28,336	66,390	18,713	21,809	5,260
Registration fees - Class A	3,257	3,013	2,112	5,116	5,269
Registration fees - Class I	36,174	19,772	25,564	19,461	16,081
Audit and tax services fees	29,600	26,752	17,322	22,934	11,200
Legal fees	39,703	18,656	22,264	21,718	1,462
Insurance fees	9,378	3,381	5,519	5,876	1,771
Other expenses	93,578	67,167	33,051	43,181	25,499
Total Expenses	2,682,015	1,582,431	1,048,186	1,427,212	460,937

Net Investment Income	21,737,606	8,117,868	5,062,239	628,920	1,070,099

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments	17,002	1,761,575	13,026,352	(4,844,763)	8,808,542
Net realized losses on foreign currency transactions	—	(78,184)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(13,390,675)	82,468,894	65,375,380	70,289,852	27,998,929
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(24,516)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(13,373,673)	84,127,769	78,401,732	65,445,089	36,807,471
Net Change in Net Assets from Operations	$8,363,933	$92,245,637	$83,463,971	$66,074,009	$37,877,570

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2026 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment Income
Dividends from affiliates	$325,676	$761,769	$467,476
Dividends from non-affiliates	117	16	10
Total Investment Income	325,793	761,785	467,486

Expenses
Distribution fees - Class A	30,177	131,806	162,463
Transfer agent fees	8,728	29,310	40,103
Investment advisory fees	6,036	26,362	32,494
Administration fees	5,980	17,520	20,464
Registration and filing fees	11,537	10,623	12,978
Audit and tax services fees	7,485	11,197	12,130
Legal fees	979	3,941	4,659
Custodian fees	2,348	2,348	2,348
Trustee fees and expenses	312	1,339	1,510
Shareholder reporting expenses	171	1,133	471
Insurance expense	26	102	120
Other expenses	3,736	5,209	4,264
Total Expenses	77,515	240,890	294,004

Net Investment Income	248,278	520,895	173,482

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments in affiliates	1,452,492	1,282,512	223,976
Change in unrealized appreciation/(depreciation) of investments in affiliates	(850,136)	7,319,293	14,428,257
Net Realized and Unrealized Gains on Investments	602,356	8,601,805	14,652,233
Net Change in Net Assets from Operations	$850,634	$9,122,700	$14,825,715

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
From Operations
Net investment income	$21,737,606	$38,671,651	$8,117,868	$11,744,484
Net realized gains (losses) from investments and foreign currency transactions	17,002	(211,119)	1,683,391	3,559,385
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(13,390,675)	34,347,795	82,444,378	112,326,637
Net Change in Net Assets from Operations	8,363,933	72,808,327	92,245,637	127,630,506

Distributions to Shareholders
Class A	(564,157)	(1,053,066)	—	(491,853)
Class I	(21,281,413)	(37,844,389)	—	(17,387,235)
Change in Net Assets from Distributions to Shareholders	(21,845,570)	(38,897,455)	—	(17,879,088)

Change in Net Assets from Capital Transactions (Note 6)	97,186,877	125,776,548	32,788,433	(1,484,879)
Change in Net Assets	83,705,240	159,687,420	125,034,070	108,266,539

Net Assets
Beginning of period	1,144,143,886	984,456,466	548,601,432	440,334,893
End of period	$1,227,849,126	$1,144,143,886	$673,635,502	$548,601,432

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
From Operations
Net investment income	$5,062,239	$9,599,781	$628,920	$1,085,180	$1,070,099	$1,921,480
Net realized gains (losses) from investments	13,026,352	(13,402,977)	(4,844,763)	16,257,250	8,808,542	650,494
Net change in unrealized appreciation/(depreciation) on investments	65,375,380	65,898,008	70,289,852	99,781,262	27,998,929	10,864,872
Net Change in Net Assets from Operations	83,463,971	62,094,812	66,074,009	117,123,692	37,877,570	13,436,846

Distributions to Shareholders
Class A	—	(354,960)	—	(5,535,054)	—	(646,260)
Class I	—	(6,906,951)	—	(27,614,841)	—	(15,971,092)
Change in Net Assets from Distributions to Shareholders	—	(7,261,911)	—	(33,149,895)	—	(16,617,352)

Change in Net Assets from Capital Transactions (Note 6)	(1,235,331)	(18,286,721)	(770,447)	(10,896,498)	(1,464,452)	20,125,129
Change in Net Assets	82,228,640	36,546,180	65,303,562	73,077,299	36,413,118	16,944,623

Net Assets
Beginning of period	531,474,090	494,927,910	746,859,083	673,781,784	197,926,222	180,981,599
End of period	$613,702,730	$531,474,090	$812,162,645	$746,859,083	$234,339,340	$197,926,222

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
From Operations
Net investment income	$248,278	$593,702	$520,895	$1,983,926	$173,482	$1,881,932
Net realized gains on investments in affiliates	1,452,492	215,889	1,282,512	866,406	223,976	1,368,418
Long-term capital gain distributions from investments in affiliates	—	141,147	—	1,472,967	—	2,424,348
Net change in unrealized appreciation/(depreciation) on investments in affiliates	(850,136)	1,393,753	7,319,293	8,249,505	14,428,257	11,411,823
Net Change in Net Assets from Operations	850,634	2,344,491	9,122,700	12,572,804	14,825,715	17,086,521

Distributions to Class A Shareholders	(247,938)	(1,152,241)	(520,143)	(5,014,918)	(172,243)	(5,367,974)

Change in Net Assets from Capital Transactions (Note 6)	(1,626,419)	(632,948)	(3,913,078)	3,041,728	1,089,660	1,076,908
Change in Net Assets	(1,023,723)	559,302	4,689,479	10,599,614	15,743,132	12,795,455

Net Assets
Beginning of period	24,644,948	24,085,646	104,780,452	94,180,838	124,842,488	112,047,033
End of period	$23,621,225	$24,644,948	$109,469,931	$104,780,452	$140,585,620	$124,842,488

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$9.58		$9.27	$9.45	$9.19	$10.78	$11.19
Net investment income (a)	0.16		0.32	0.29	0.24	0.17	0.14
Net realized and unrealized gains (losses) on investments	(0.10)		0.30	(0.18)	0.26	(1.58)	(0.39)
Total from investment operations	0.06		0.62	0.11	0.50	(1.41)	(0.25)
Less distributions from:
Net investment income	(0.16)		(0.31)	(0.29)	(0.24)	(0.18)	(0.16)
Net realized gains	—		—	—	—	—	—
Total distributions	(0.16)		(0.31)	(0.29)	(0.24)	(0.18)	(0.16)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$9.48		$9.58	$9.27	$9.45	$9.19	$10.78
Total return (excludes sales charge)	0.61	%(c)	6.82%	1.17%	5.56%	(13.12%)	(2.23%)
Net assets at end of period (in 000s)	$33,045		$33,789	$30,603	$33,489	$29,546	$41,413
Ratio of expenses to average net assets	0.82	%(d)	0.79%	0.85%	0.88%	0.94%	0.88%
Ratio of net investment income to average net assets	3.35	%(d)	3.35%	3.05%	2.60%	1.74%	1.28%
Portfolio turnover rate	5.23	%(c)	7.92%	8.03%	13.19%	21.12%	14.68%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$9.54		$9.23	$9.40	$9.15	$10.72	$11.14
Net investment income (a)	0.18		0.35	0.32	0.28	0.21	0.18
Net realized and unrealized gains (losses) on investments	(0.11)		0.31	(0.17)	0.25	(1.56)	(0.39)
Total from investment operations	0.07		0.66	0.15	0.53	(1.35)	(0.21)
Less distributions from:
Net investment income	(0.18)		(0.35)	(0.32)	(0.28)	(0.22)	(0.21)
Net realized gains	—		—	—	—	—	—
Total distributions	(0.18)		(0.35)	(0.32)	(0.28)	(0.22)	(0.21)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$9.43		$9.54	$9.23	$9.40	$9.15	$10.72
Total return	0.69	%(c)	7.23%	1.63%	5.87%	(12.65%)	(1.93%)
Net assets at end of period (in 000s)	$1,194,804		$1,110,355	$953,854	$819,818	$639,959	$773,270
Ratio of expenses to average net assets	0.45	%(d)	0.46%	0.47%	0.49%	0.49%	0.48%
Ratio of net investment income to average net assets	3.73	%(d)	3.69%	3.43%	3.00%	2.20%	1.68%
Portfolio turnover rate	5.23	%(c)	7.92%	8.03%	13.19%	21.12%	14.68%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$16.03		$12.80	$12.33	$11.07	$13.50	$12.82
Net investment income (a)	0.19		0.29	0.25	0.23	0.20	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	2.36		3.41	0.54	1.38	(2.46)	0.75
Total from investment operations	2.55		3.70	0.79	1.61	(2.26)	0.93
Less distributions from:
Net investment income	—		(0.47)	(0.32)	(0.35)	(0.17)	(0.25)
Paid-in capital from redemption fees	—		—	—	—	—	—
Net asset value at end of period	$18.58		$16.03	$12.80	$12.33	$11.07	$13.50
Total return (excludes sales charge)	15.91	%(c)	28.89%	6.42%	14.51%	(16.72%)	7.22%
Net assets at end of period (in 000s)	$19,033		$17,011	$12,842	$12,463	$10,526	$10,859
Ratio of expenses to average net assets	0.94	%(d)	0.94%	1.02%	1.10%	1.24%	1.20%
Ratio of net investment income to average net assets	2.25	%(d)	1.99%	1.91%	1.98%	1.71%	1.32%
Portfolio turnover rate	7.19	%(c)	21.62%	29.01%	19.21%	37.48%	39.58%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$16.11		$12.85	$12.38	$11.11	$13.53	$12.86
Net investment income (a)	0.23		0.35	0.32	0.29	0.27	0.27
Net realized and unrealized gains (losses) on investments and foreign currencies	2.37		3.44	0.53	1.38	(2.46)	0.74
Total from investment operations	2.60		3.79	0.85	1.67	(2.19)	1.01
Less distributions from:
Net investment income	—		(0.53)	(0.38)	(0.40)	(0.23)	(0.34)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$18.71		$16.11	$12.85	$12.38	$11.11	$13.53
Total return	16.14	%(c)	29.51%	6.88%	15.07%	(16.18%)	7.83%
Net assets at end of period (in 000s)	$654,603		$531,590	$427,493	$383,812	$327,905	$370,796
Ratio of expenses to average net assets	0.51	%(d)	0.54%	0.56%	0.60%	0.62%	0.61%
Ratio of net investment income to average net assets	2.71	%(d)	2.38%	2.40%	2.46%	2.36%	1.94%
Portfolio turnover rate	7.19	%(c)	21.62%	29.01%	19.21%	37.48%	39.58%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$19.62		$17.55	$17.41	$15.18	$17.32	$14.42
Net investment income (a)	0.15		0.30	0.31	0.23	0.26	0.22
Net realized and unrealized gains (losses) on investments	2.93		1.98	1.51	2.80	(1.63)	3.30
Total from investment operations	3.08		2.28	1.82	3.03	(1.37)	3.52
Less distributions from:
Net investment income	—		(0.21)	(0.32)	(0.16)	(0.07)	(0.31)
Net realized gains	—		—	(1.36)	(0.64)	(0.70)	(0.31)
Total distributions	—		(0.21)	(1.68)	(0.80)	(0.77)	(0.62)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$22.70		$19.62	$17.55	$17.41	$15.18	$17.32
Total return (excludes sales charge)	15.70	%(c)	12.97%	10.30%	20.04%	(7.86%)	24.52%
Net assets at end of period (in 000s)	$38,527		$33,749	$45,273	$30,598	$25,497	$22,442
Ratio of expenses to average net assets	0.70	%(d)	0.69%	0.68%	0.70%	0.75%	0.78%
Ratio of net investment income to average net assets	1.47	%(d)	1.61%	1.64%	1.39%	1.63%	1.34%
Portfolio turnover rate	12.20	%(c)	25.51%	32.18%	45.27%	53.35%	28.06%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$19.45		$17.40	$17.26	$15.05	$17.18	$14.30
Net investment income (a)	0.19		0.36	0.36	0.28	0.31	0.28
Net realized and unrealized gains (losses) on investments	2.90		1.96	1.51	2.78	(1.61)	3.29
Total from investment operations	3.09		2.32	1.87	3.06	(1.30)	3.57
Less distributions from:
Net investment income	—		(0.27)	(0.37)	(0.21)	(0.13)	(0.38)
Net realized gains	—		—	(1.36)	(0.64)	(0.70)	(0.31)
Total distributions	—		(0.27)	(1.73)	(0.85)	(0.83)	(0.69)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$22.54		$19.45	$17.40	$17.26	$15.05	$17.18
Total return	15.89	%(c)	13.34%	10.65%	20.42%	(7.55%)	25.08%
Net assets at end of period (in 000s)	$575,176		$497,725	$449,655	$469,374	$373,084	$417,164
Ratio of expenses to average net assets	0.35	%(d)	0.37%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets	1.83	%(d)	1.93%	1.94%	1.70%	1.98%	1.73%
Portfolio turnover rate	12.20	%(c)	25.51%	32.18%	45.27%	53.35%	28.06%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$54.74		$48.48	$36.94	$29.04	$42.88	$33.96
Net investment income (loss) (a)	(0.02)		(0.03)	0.03	0.23	0.10	0.03
Net realized and unrealized gains (losses) on investments	4.59		8.76 (b)	12.20	8.33	(12.27)	10.69
Total from investment operations	4.57		8.73	12.23	8.56	(12.17)	10.72
Less distributions from:
Net investment income	—		(0.03)	(0.11)	(0.23)	—	(0.03)
Net realized gains	—		(2.44)	(0.58)	(0.43)	(1.67)	(1.77)
Total distributions	—		(2.47)	(0.69)	(0.66)	(1.67)	(1.80)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (c)
Net asset value at end of period	$59.31		$54.74	$48.48	$36.94	$29.04	$42.88
Total return (excludes sales charge)	8.35	%(d)	18.05%	33.04%	29.48%	(28.42%)	31.60%
Net assets at end of period (in 000s)	$134,594		$127,701	$112,124	$88,260	$72,214	$109,319
Ratio of expenses to average net assets	0.62	%(e)	0.62%	0.63%	0.66%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets	(0.07	%)(e)	(0.07%)	0.07%	0.70%	0.28%	0.08%
Portfolio turnover rate	6.75	%(d)	17.99%	16.48%	35.55%	49.76%	18.17%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$55.53		$49.13	$37.41	$29.40	$43.27	$34.25
Net investment income (a)	0.06		0.11	0.16	0.33	0.21	0.15
Net realized and unrealized gains (losses) on investments	4.66		8.90	12.38	8.44	(12.39)	10.79
Total from investment operations	4.72		9.01	12.54	8.77	(12.18)	10.94
Less distributions from:
Net investment income	—		(0.17)	(0.24)	(0.33)	(0.02)	(0.15)
Net realized gains	—		(2.44)	(0.58)	(0.43)	(1.67)	(1.77)
Total distributions	—		(2.61)	(0.82)	(0.76)	(1.69)	(1.92)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (c)
Net asset value at end of period	$60.25		$55.53	$49.13	$37.41	$29.40	$43.27
Total return	8.50	%(d)	18.37%	33.44%	29.82%	(28.18%)	31.97%
Net assets at end of period (in 000s)	$677,569		$619,158	$561,657	$452,516	$378,141	$420,287
Ratio of expenses to average net assets	0.33	%(e)	0.34%	0.35%	0.37%	0.36%	0.36%
Ratio of net investment income to average net assets	0.22	%(e)	0.21%	0.35%	0.98%	0.60%	0.38%
Portfolio turnover rate	6.75	%(d)	17.99%	16.48%	35.55%	49.76%	18.17%

(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$10.38		$10.70	$9.99	$8.70	$11.00	$9.69
Net investment income (a)	0.03		0.06	0.05	0.06	0.03	0.02
Net realized and unrealized gains (losses) on investments	1.92		0.61	0.73	1.32	(2.24)	2.52
Total from investment operations	1.95		0.67	0.78	1.38	(2.21)	2.54
Less distributions from:
Net investment income	—		(0.05)	(0.07)	(0.09)	—	(0.03)
Net realized gains	—		(0.94)	—	—	(0.09)	(1.20)
Total distributions	—		(0.99)	(0.07)	(0.09)	(0.09)	(1.23)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$12.33		$10.38	$10.70	$9.99	$8.70	$11.00
Total return (excludes sales charge)	18.79	%(c)	6.15%	7.86%	15.87%	(20.08%)	26.53%
Net assets at end of period (in 000s)	$9,458		$7,307	$6,463	$6,141	$5,296	$6,656
Ratio of net expenses to average net assets	0.90	%(d)	0.94%	1.03%	1.12%	1.11%	1.12%
Ratio of gross expenses to average net assets	0.90	%(d)	0.94%	1.03%*	1.04%*	1.09%*	1.12%*
Ratio of net investment income to average net assets	0.54	%(d)	0.51%	0.47%	0.63%	0.37%	0.13%
Portfolio turnover rate	43.52	%(c)	34.84%	82.31%	38.41%	35.74%	40.95%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$11.73		$11.96	$11.15	$9.68	$12.17	$10.60
Net investment income (a)	0.06		0.13	0.13	0.13	0.11	0.11
Net realized and unrealized gains (losses) on investments	2.17		0.68	0.82	1.49	(2.50)	2.76
Total from investment operations	2.23		0.81	0.95	1.62	(2.39)	2.87
Less distributions from:
Net investment income	—		(0.10)	(0.14)	(0.15)	(0.01)	(0.10)
Net realized gains	—		(0.94)	—	—	(0.09)	(1.20)
Total distributions	—		(1.04)	(0.14)	(0.15)	(0.10)	(1.30)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$13.96		$11.73	$11.96	$11.15	$9.68	$12.17
Total return	19.01	%(c)	6.71%	8.49%	16.67%	(19.60%)	27.36%
Net assets at end of period (in 000s)	$224,881		$190,620	$174,518	$159,172	$143,969	$166,462
Ratio of expenses to average net assets	0.41	%(d)	0.42%	0.44%	0.44%	0.43%	0.43%
Ratio of net investment income to average net assets	1.02	%(d)	1.04%	1.12%	1.32%	1.02%	0.83%
Portfolio turnover rate	43.52	%(c)	34.84%	82.31%	38.41%	35.74%	40.95%

*	During the year, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$12.28		$11.69	$11.66	$10.85	$12.99	$12.99
Net investment income (a)	0.13		0.30	0.27	0.22	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.31		0.88	0.33	0.84	(2.06)	0.37
Total from investment operations	0.44		1.18	0.60	1.06	(1.89)	0.57
Less distributions from:
Net investment income	(0.13)		(0.30)	(0.27)	(0.23)	(0.17)	(0.20)
Net realized gains	—		(0.29)	(0.30)	(0.02)	(0.08)	(0.37)
Total distributions	(0.13)		(0.59)	(0.57)	(0.25)	(0.25)	(0.57)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$12.59		$12.28	$11.69	$11.66	$10.85	$12.99
Total return (excludes sales charge)	3.58	%(c)	10.14%	5.16%	9.77%	(14.59%)	4.42%
Net assets at end of period (in 000s)	$23,621		$24,645	$24,086	$24,573	$24,185	$28,609
Ratio of net expenses to average net assets†	0.64	%(d)	0.61%	0.62%	0.62%	0.58%	0.60%
Ratio of gross expenses to average net assets†	0.64	%(d)	0.61%	0.62%	0.62%	0.58%	0.58%**
Ratio of net investment income to average net assets†*	2.06	%(d)	2.44%	2.30%	1.98%	1.43%	1.50%
Portfolio turnover rate	11.71	%(c)	12.32%	12.40%	10.52%	13.60%	15.51%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the year, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$16.77		$15.52	$14.84	$13.31	$16.30	$15.40
Net investment income (a)	0.09		0.33	0.31	0.26	0.17	0.33
Net realized and unrealized gains (losses) on investments	1.42		1.74	1.04	1.62	(2.79)	1.47
Total from investment operations	1.51		2.07	1.35	1.88	(2.62)	1.80
Less distributions from:
Net investment income	(0.09)		(0.32)	(0.31)	(0.26)	(0.17)	(0.32)
Net realized gains	—		(0.50)	(0.36)	(0.09)	(0.20)	(0.58)
Total distributions	(0.09)		(0.82)	(0.67)	(0.35)	(0.37)	(0.90)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$18.19		$16.77	$15.52	$14.84	$13.31	$16.30
Total return (excludes sales charge)	9.00	%(c)	13.46%	9.03%	14.15%	(16.06%)	11.77%
Net assets at end of period (in 000s)	$109,470		$104,780	$94,181	$90,217	$78,828	$95,935
Ratio of expenses to average net assets†	0.46	%(d)	0.46%	0.46%	0.47%	0.47%	0.46%
Ratio of net investment income to average net assets†*	0.99	%(d)	2.01%	1.96%	1.82%	1.21%	2.01%
Portfolio turnover rate	7.37	%(c)	12.84%	13.43%	10.51%	12.96%	15.28%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$21.04		$19.03	$17.63	$15.42	$19.15	$17.17
Net investment income (a)	0.03		0.32	0.31	0.27	0.17	0.43
Net realized and unrealized gains (losses) on investments	2.46		2.62	1.73	2.35	(3.44)	2.43
Total from investment operations	2.49		2.94	2.04	2.62	(3.27)	2.86
Less distributions from:
Net investment income	(0.03)		(0.32)	(0.31)	(0.27)	(0.16)	(0.42)
Net realized gains	—		(0.61)	(0.33)	(0.14)	(0.30)	(0.46)
Total distributions	(0.03)		(0.93)	(0.64)	(0.41)	(0.46)	(0.88)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$23.50		$21.04	$19.03	$17.63	$15.42	$19.15
Total return (excludes sales charge)	11.84	%(c)	15.50%	11.52%	16.98%	(17.05%)	16.72%
Net assets at end of period (in 000s)	$140,586		$124,842	$112,047	$103,648	$87,208	$100,854
Ratio of expenses to average net assets†	0.45	%(d)	0.46%	0.48%	0.49%	0.48%	0.49%
Ratio of net investment income to average net assets†*	0.27	%(d)	1.60%	1.64%	1.63%	1.02%	2.28%
Portfolio turnover rate	6.91	%(c)	13.56%	12.86%	7.57%	10.46%	12.90%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2026

1. Organization:

The Praxis Funds (formerly Praxis Mutual Funds) (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” Other series of the Trust are not included in this report.

As of June 30, 2026 the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Segment Reporting

The President and Chief Executive Officer of the Trust acts as each Fund and Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Fund and Portfolio has a single operating segment as the CODM monitors the operating results of each Fund and Portfolio as a whole and each Fund and Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds and Portfolios. The CODM allocates resources and assess performance based on the operating results of each Fund and Portfolio, which is consistent with the results presented in the Funds’ and Portfolios’ Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures

Notes to Financial Statements (unaudited), continued	June 30, 2026

established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Mutual Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of June 30, 2026, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Asset Backed Securities	$—	$85,137,471	$—	$85,137,471
Municipal Bonds	—	9,841,001	—	9,841,001
Corporate Bonds	—	290,220,167	—	290,220,167
Corporate Notes	—	11,720,370	—	11,720,370
Foreign Governments	—	70,933,894	—	70,933,894
Commercial Mortgage-Backed Securities	—	32,305	—	32,305
U.S. Government Agencies	—	719,521,643	—	719,521,643
Money Market Funds	30,246,184	—	—	30,246,184
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	10,089,182
Investment Companies	3,239,001	—	—	3,239,001
Total Investments	$33,485,185	$1,187,406,851	$—	$1,230,981,218

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$283,105,316	$378,931,294	$—	$662,036,610
Preferred Stocks	1,189,773	—	—	1,189,773
Corporate Notes	—	5,786,421	—	5,786,421
Money Market Funds	1,722,694	—	—	1,722,694
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	83,628,886
Total Investments	$286,017,783	$384,717,715	$—	$754,364,384

Notes to Financial Statements (unaudited), continued	June 30, 2026

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$605,699,554	$—	$—	$605,699,554
Corporate Notes	—	5,268,707	—	5,268,707
Money Market Funds	7,013,634	—	—	7,013,634
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	34,066,166
Total Investments	$612,713,188	$5,268,707	$—	$652,048,061

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$802,251,865	$—	$—	$802,251,865
Corporate Notes	—	6,972,472	—	6,972,472
Money Market Funds	2,588,564	—	—	2,588,564
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	12,237,714
Total Investments	$804,840,429	$6,972,472	$—	$824,050,615

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$231,892,443	$—	$—	$231,892,443
Rights	—	—	25,585	25,585
Corporate Notes	—	1,996,445	—	1,996,445
Money Market Funds	291,635	—	—	291,635
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	44,893,569
Total Investments	$232,184,078	$1,996,445	$25,585	$279,099,677

*

Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$23,567,082	$—	$—	$23,567,082
Money Market Funds	6,144	—	—	6,144
Total Investments	$23,573,226	$—	$—	$23,573,226

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$109,391,107	$—	$—	$109,391,107
Total Investments	$109,391,107	$—	$—	$109,391,107

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$140,497,852	$—	$—	$140,497,852
Total Investments	$140,497,852	$—	$—	$140,497,852

Notes to Financial Statements (unaudited), continued	June 30, 2026

The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2026:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2025	$869	$25,187
Received via corporate action	—	227
Change in Unrealized appreciation (depreciation)	—	171
Realized losses	(869)	—
Balance as of June 30, 2026	$—	$25,585

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of June 30, 2026 for the Small Cap Index Fund was $171.

The following tables summarize the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

Small Cap Index Fund
	6/30/26	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Rights	$25,585	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Notes to Financial Statements (unaudited), continued	June 30, 2026

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2026, the Funds and Portfolios did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Funds or Portfolios.

Notes to Financial Statements (unaudited), continued	June 30, 2026

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2026 were as follows:

	Purchases	Sales
Impact Bond Fund	$104,204,178	$44,101,154
International Index Fund	82,602,954	43,384,235
Value Index Fund	73,557,792	68,806,439
Growth Index Fund	53,584,096	51,027,097
Small Cap Index Fund	93,613,724	93,109,724
Conservative Portfolio	2,845,185	4,527,011
Balanced Portfolio	7,853,549	11,889,847
Growth Portfolio	10,041,687	9,084,455

During the six months ended June 30, 2026, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for Praxis Impact Bond Fund were $54,172,400 and $15,883,000, respectively.

During the six months ended June 30, 2026, the Value Index Fund sold securities to the Growth Index Fund and the Small Cap Index Fund, the Growth Index Fund sold securities to the Value Index Fund and the Small Cap Index Fund, and the Small Cap Index Fund sold securities to the Value Index Fund and Growth Index Fund. These transactions, which were effected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain (Loss)
Value Index Fund	Growth Index Fund	$7,931,721	$5,395,943
Value Index Fund	Small Cap Index Fund	1,622,477	(107,078)
Growth Index Fund	Value Index Fund	7,724,628	(2,718,767)
Growth Index Fund	Small Cap Index Fund	281,362	(162,235)
Small Cap Index Fund	Value Index Fund	133,123	32,316
Small Cap Index Fund	Growth Index Fund	6,185,205	4,883,234

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2026
Affiliate	Fair Value at December 31, 2025	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2026	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2026
Conservative Portfolio
Growth Index - Class I	$2,258,199	$28,674	$(776,746)	$576,191	$(423,294)	$1,663,024	$—	$—	27,602
Impact Bond - Class I	17,300,826	2,759,162	(1,574,773)	(138,711)	(69,885)	18,276,619	325,676	—	1,938,136
International Index - Class I	2,213,011	21,506	(892,809)	378,004	(96,650)	1,623,062	—	—	86,748
Small Cap Index - Class I	607,468	7,168	(284,937)	94,685	(7,656)	416,728	—	—	29,852
Value Index - Class I	2,267,048	28,675	(997,746)	542,323	(252,651)	1,587,649	—	—	70,437
Total	$24,646,552	$2,845,185	$(4,527,011)	$1,452,492	$(850,136)	$23,567,082	$325,676	$—	2,152,775

	For the six months ended June 30, 2026
Affiliate	Fair Value at December 31, 2025	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2026	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2026
Balanced Portfolio
Growth Index - Class I	$16,657,100	$2,121,110	$(2,463,310)	$263,783	$1,483,354	$18,062,037	$—	$—	299,785
Impact Bond - Class I	42,178,885	4,985,048	(3,516,945)	(318,516)	(180,448)	43,148,024	761,769	—	4,575,612
International Index - Class I	18,902,684	263,785	(2,197,385)	615,528	2,326,759	19,911,371	—	—	1,064,210
Small Cap Index - Class I	10,366,413	175,857	(1,485,257)	157,898	1,738,975	10,953,886	—	—	784,662
Value Index - Class I	16,720,518	307,749	(2,226,950)	563,819	1,950,653	17,315,789	—	—	768,225
Total	$104,825,600	$7,853,549	$(11,889,847)	$1,282,512	$7,319,293	$109,391,107	$761,769	$—	7,492,494

Notes to Financial Statements (unaudited), continued	June 30, 2026

	For the six months ended June 30, 2026
Affiliate	Fair Value at December 31, 2025	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2026	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2026
Growth Portfolio
Growth Index - Class I	$25,478,774	$3,438,399	$(2,107,915)	$93,907	$2,690,260	$29,593,425	$—	$—	491,177
Impact Bond - Class I	25,176,888	4,241,992	(1,513,150)	(163,533)	(150,455)	27,591,742	467,476	—	2,925,954
International Index - Class I	30,091,911	821,320	(1,790,222)	72,675	4,715,258	33,910,942	—	—	1,812,450
Small Cap Index - Class I	18,565,314	615,990	(1,641,667)	133,221	3,338,860	21,011,718	—	—	1,505,137
Value Index - Class I	25,575,500	923,986	(2,031,501)	87,706	3,834,334	28,390,025	—	—	1,259,540
Total	$124,888,387	$10,041,687	$(9,084,455)	$223,976	$14,428,257	$140,497,852	$467,476	$—	7,994,258

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the six months ended June 30, 2026, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.34%
International Index Fund**	0.39%
Value Index Fund***	0.24%
Growth Index Fund***	0.23%
Small Cap Index Fund***	0.29%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*

The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net asset over $500 million. Rate disclosed above represents the effective rate charged during the period.

**

The International Index Fund’s fee is subject to a tier schedule as follows: 0.49% on the average daily net assets up to $100 million and 0.37% on the average daily net asset over $100 million, and 0.34% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the period.

***

The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net asset of each Fund over $200 million. Rates disclosed above represents the effective rate charged during the period.

The Adviser has retained Aperio Group, LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2027. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2026 were:

Small Cap Index Fund (Class A)	1.10%

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Notes to Financial Statements (unaudited), continued	June 30, 2026

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2026 as follows:

Impact Bond Fund	$4,320
International Index Fund	1,370
Value Index Fund	5,227
Growth Index Fund	9,459
Small Cap Index Fund	509
Conservative Portfolio	2,174
Balanced Portfolio	11,500
Growth Portfolio	26,053

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution. These fees are reflected as Distribution Fees on the Statements of Operations.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

Notes to Financial Statements (unaudited), continued	June 30, 2026

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$5,644,806	$7,941,658	$1,487,136	$4,126,442
Dividends reinvested	536,446	980,995	—	480,261
Cost of shares redeemed	(6,516,461)	(6,744,546)	(2,125,628)	(3,796,656)
Class A Share Transactions	$(335,209)	$2,178,107	$(638,492)	$810,047
Class I Shares:
Proceeds from shares issued	$182,481,831	$306,589,406	$85,948,558	$106,308,398
Dividends reinvested	11,436,767	20,884,418	—	7,534,575
Cost of shares redeemed	(96,396,512)	(203,875,383)	(52,521,633)	(116,137,899)
Class I Share Transactions	$97,522,086	$123,598,441	$33,426,925	$(2,294,926)
Net change from capital transactions	$97,186,877	$125,776,548	$32,788,433	$(1,484,879)
Share Transactions:
Class A Shares:
Issued	591,499	834,215	86,181	288,477
Reinvested	56,225	103,412	—	29,867
Redeemed	(686,179)	(711,471)	(123,062)	(260,546)
Change in Class A Shares:	(38,455)	226,156	(36,881)	57,798
Class I Shares:
Issued	19,238,589	32,556,890	4,979,661	7,244,371
Reinvested	1,204,927	2,212,320	—	466,248
Redeemed	(10,150,881)	(21,665,572)	(2,996,784)	(7,964,808)
Change in Class I Shares:	10,292,635	13,103,638	1,982,877	(254,189)
Net change from share transactions	10,254,180	13,329,794	1,945,996	(196,391)

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$3,166,932	$4,158,995	$3,265,704	$9,239,700	$1,073,883	$1,232,207
Dividends reinvested	—	335,425	—	5,377,167	—	638,478
Cost of shares redeemed	(3,634,286)	(19,785,986)	(6,908,216)	(13,150,654)	(356,695)	(784,660)
Class A Share Transactions	$(467,354)	$(15,291,566)	$(3,642,512)	$1,466,213	$717,188	$1,086,025
Class I Shares:
Proceeds from shares issued	$58,041,759	$140,264,345	$77,528,827	$154,641,721	$17,836,936	$48,472,212
Dividends reinvested	—	4,604,761	—	20,648,853	—	7,231,325
Cost of shares redeemed	(58,809,736)	(147,864,261)	(74,656,762)	(187,653,285)	(20,018,576)	(36,664,433)
Class I Share Transactions	$(767,977)	$(2,995,155)	$2,872,065	$(12,362,711)	$(2,181,640)	$19,039,104
Net change from capital transactions	$(1,235,331)	$(18,286,721)	$(770,447)	$(10,896,498)	$(1,464,452)	$20,125,129
Share Transactions:
Class A Shares:
Issued	146,966	228,758	60,342	179,397	95,105	113,210
Reinvested	—	16,975	—	99,136	—	60,707
Redeemed	(169,620)	(1,105,370)	(123,846)	(258,628)	(31,949)	(73,554)
Change in Class A Shares:	(22,654)	(859,637)	(63,504)	19,905	63,156	100,363
Class I Shares:
Issued	2,751,769	7,699,191	1,419,333	3,064,886	1,410,459	4,171,947
Reinvested	—	235,057	—	374,069	—	605,724
Redeemed	(2,823,111)	(8,185,534)	(1,323,051)	(3,722,093)	(1,561,142)	(3,107,685)
Change in Class I Shares:	(71,342)	(251,286)	96,282	(283,138)	(150,683)	1,669,986
Net change from share transactions	(93,996)	(1,110,923)	32,778	(263,233)	(87,527)	1,770,349

Notes to Financial Statements (unaudited), continued	June 30, 2026

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$520,017	$1,657,058	$3,837,523	$7,898,526	$6,860,767	$8,598,795
Dividends reinvested	244,906	1,141,300	513,365	4,977,375	170,575	5,320,333
Cost of shares redeemed	(2,391,342)	(3,431,306)	(8,263,966)	(9,834,173)	(5,941,682)	(12,842,220)
Class A Share Transactions	$(1,626,419)	$(632,948)	$(3,913,078)	$3,041,728	$1,089,660	$1,076,908
Net change from capital transactions	$(1,626,419)	$(632,948)	$(3,913,078)	$3,041,728	$1,089,660	$1,076,908
Share Transactions:
Class A Shares:
Issued	42,082	137,076	221,299	490,709	312,121	429,269
Reinvested	19,682	93,169	29,408	296,734	7,669	251,241
Redeemed	(192,316)	(283,561)	(478,721)	(606,707)	(270,661)	(636,497)
Change in Class A Shares:	(130,552)	(53,316)	(228,014)	180,736	49,129	44,013
Net change from share transactions	(130,552)	(53,316)	(228,014)	180,736	49,129	44,013

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2026 and December 31, 2025 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
From ordinary income	$21,845,570	$38,897,455	$—	$17,879,088	$—	$7,261,911
From long-term capital gains	—	—	—	—	—	—
Total distributions	$21,845,570	$38,897,455	$—	$17,879,088	$—	$7,261,911

	Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
From ordinary income	$—	$1,913,816	$—	$1,725,071
From long-term capital gains	—	31,236,079	—	14,892,281
Total distributions	$—	$33,149,895	$—	$16,617,352

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
From ordinary income	$247,938	$609,276	$520,143	$2,275,201	$172,243	$2,190,937
From long-term capital gains	—	542,965	—	2,739,717	—	3,177,037
Total distributions	$247,938	$1,152,241	$520,143	$5,014,918	$172,243	$5,367,974

The following information was computed on a tax basis for each item as of December 31, 2025:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,191,215,581	$364,974,669	$366,306,856
Gross unrealized appreciation	12,552,580	240,746,459	187,273,182
Gross unrealized depreciation	(56,983,951)	(2,131,481)	(8,264,865)
Net unrealized appreciation (depreciation) on investments	$(44,431,371)	$238,614,978	$179,008,317
Net unrealized appreciation on foreign currency transactions	—	42,120	—
Undistributed ordinary income	—	—	9,556,800
Accumulated capital and other losses	(12,378,188)	(39,460,188)	(12,552,349)
Distributable earnings (accumulated deficit)	$(56,809,559)	$199,196,910	$176,012,768

Notes to Financial Statements (unaudited), continued	June 30, 2026

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$260,341,867	$178,669,573
Gross unrealized appreciation	500,107,654	56,059,061
Gross unrealized depreciation	(1,177,399)	(9,132,373)
Net unrealized appreciation on investments	$498,930,255	$46,926,688
Undistributed ordinary income	1,000,066	—
Undistributed long-term capital gains	1,640,105	—
Post-October capital losses	—	(80,248)
Distributable earnings	$501,570,426	$46,846,440

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$21,693,887	$74,471,369	$79,023,266
Gross unrealized appreciation	4,380,223	33,288,297	47,731,445
Gross unrealized depreciation	(1,420,438)	(2,932,186)	(1,865,147)
Net unrealized appreciation on investments	$2,959,785	$30,356,111	$45,866,298
Undistributed ordinary income	16,185	122,883	16,648
Undistributed long-term capital gains	252,775	1,640,916	2,773,098
Distributable earnings	$3,228,745	$32,119,910	$48,656,044

For the latest tax year ended December 31, 2025, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index	Value Index
No expiration - short-term	$2,178,971	$38,062,464	$7,277,417
No expiration - long-term	10,199,217	—	5,252,932
	$12,378,188	$38,062,464	$12,530,349

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2025 was as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,288,803,305	$433,309,710	$407,850,845
Gross unrealized appreciation	5,409,536	328,340,026	250,759,684
Gross unrealized depreciation	(63,231,623)	(7,285,352)	(6,562,468)
Net unrealized appreciation (depreciation) on investments	$(57,822,087)	$321,054,674	$244,197,216

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$255,449,172	$204,292,713
Gross unrealized appreciation	572,220,745	77,295,469
Gross unrealized depreciation	(3,619,302)	(2,488,505)
Net unrealized appreciation on investments	$568,601,443	$74,806,964

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$21,521,506	$71,742,236	$80,301,155
Gross unrealized appreciation	3,595,582	40,702,345	62,022,451
Gross unrealized depreciation	(1,543,862)	(3,053,474)	(1,825,754)
Net unrealized appreciation on investments	$2,051,720	$37,648,871	$60,196,697

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales and nontaxable distributions, as well as investments in publicly traded partnerships, C Corporations and Passive Foreign Investment Companies (“PFICs”).

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

Notes to Financial Statements (unaudited), continued	June 30, 2026

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of June 30, 2026, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$9,824,053	$10,089,182
International Index Fund	81,935,334	83,628,886
Value Index Fund	32,941,982	34,066,166
Growth Index Fund	12,119,743	12,237,714
Small Cap Index Fund	44,133,480	44,893,569

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $161,850 in retainers and meeting fees during the six months ended June 30, 2026.

11. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2026 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Information (unaudited)	June 30, 2026

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

For more information about the Praxis Funds, the following documents are available free upon request:

Annual/Semi-Annual Financial Statements:

The Praxis Funds’ annual and semi-annual financial statements contain additional information on each Fund’s or Portfolio’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports, the prospectus and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Funds, or by contacting the Praxis Funds at:

Praxis Funds
c/o U.S. Bank Global Fund Services
PO Box 219286
Kansas City, MO 64121-9286
Telephone: 1-800-977-2947
Internet: https://www.praxisinvests.com(1)

You can review and get copies of the Praxis Fund’s reports, the prospectus and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Investment Management

Semi-annual financial statements and additional information

for the six-months ending June 30, 2026 (unaudited)

Praxis ETFs

Impact International ETF	PRXI
Impact Large Cap Growth ETF	PRXG
Impact Large Cap Value ETF	PRXV

Praxis™

An Everence Company

Table of Contents

Praxis Impact International ETF
Schedule of Investments	1
Praxis Impact Large Cap Growth ETF
Schedule of Investments	4
Praxis Impact Large Cap Value ETF
Schedule of Investments	6
Financial Statements
Statements of Assets & Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to the Financial Statements	16
Other Non-Audited Information	22
Additional Information	22

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact International ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.6%
COMMUNICATIONS — 3.2%
BT Group PLC	1,545	$3,898
Deutsche Telekom AG	572	15,597
Informa PLC	632	7,584
KDDI Corp.	600	10,134
NTT, Inc.	7,200	6,424
Orange SA	390	7,359
Prosus NV	209	9,078
Publicis Groupe SA	71	7,018
Singapore Telecommunications Ltd.	1,694	5,776
SoftBank Group Corp.	500	18,345
Vodafone Group PLC	5,410	7,152
		98,365
CONSUMER DISCRETIONARY — 6.3%
adidas AG	52	10,666
Aisin Corp.	400	5,381
Amadeus IT Group SA	117	6,833
Asics Corp.	100	2,692
Associated British Foods PLC	179	4,718
Bayerische Motoren Werke AG	77	5,041
Bridgestone Corp.	400	8,393
Cie Generale des Etablissements Michelin SCA	29	1,119
Denso Corp.	400	4,617
Ferrari NV	21	7,787
Hermes International SCA	10	18,270
Honda Motor Co. Ltd.	900	8,196
Industria de Diseno Textil SA	196	12,352
InterContinental Hotels Group PLC	44	7,579
Kering SA	21	5,938
Mercedes-Benz Group AG	150	7,532
Next PLC	30	5,791
Oriental Land Co. Ltd./Japan	400	6,128
Sumitomo Electric Industries Ltd.	400	7,204
Suzuki Motor Corp.	500	6,016
Toyota Motor Corp.	2,000	33,533
Wesfarmers Ltd.	267	16,722
		192,508
CONSUMER STAPLES — 7.3%
Ajinomoto Co., Inc.	400	14,454
CK Hutchison Holdings Ltd.	500	4,224
Coca-Cola Europacific Partners PLC	94	9,407
Coca-Cola HBC AG	111	7,248
Coles Group Ltd.	421	7,108
Danone SA	149	12,221
Essity AB - Class B	111	3,146
Haleon PLC	2,366	10,919
J Sainsbury PLC	835	3,544
Koninklijke Ahold Delhaize NV	209	8,416
L'Oreal SA	45	19,738
Mitsubishi Corp.	900	24,072
Nestle SA	425	43,772
Reckitt Benckiser Group PLC	147	9,582
Suntory Beverage & Food Ltd.	200	5,534
Tesco PLC	1,476	8,986
Unilever PLC	406	24,397
Woolworths Group Ltd.	317	8,791
		225,559
	SHARES	VALUE
COMMON STOCKS — 97.6%, continued
ENERGY — 2.8%
Aker BP ASA	137	$4,198
Equinor ASA	496	15,714
Inpex Corp.	500	10,045
Neste Oyj	166	5,435
OMV AG	242	15,259
ORLEN SA	310	10,441
Repsol SA	674	16,960
Santos Ltd.	997	4,980
Vestas Wind Systems AS	160	4,518
		87,550
FINANCIALS — 26.8% (a)
3i Group PLC	261	8,612
Ageas SA/NV	65	5,202
AIA Group Ltd.	800	7,289
Allianz SE	67	31,721
Amundi SA (b)	70	6,719
ANZ Group Holdings Ltd.	676	16,556
Aviva PLC - Class B	931	8,034
AXA SA	294	14,739
Banco Bilbao Vizcaya Argentaria SA	894	22,354
Banco Santander SA	1,862	25,725
Barclays PLC	2,120	14,255
BNP Paribas SA	155	18,100
BPER Banca SPA	432	6,782
CaixaBank SA	457	6,471
Commonwealth Bank of Australia	291	33,188
Daiichi Life Group, Inc.	700	7,660
Daiwa Securities Group, Inc.	1,000	9,817
DBS Group Holdings Ltd.	390	19,719
Deutsche Bank AG	304	10,297
Deutsche Boerse AG	10	2,730
DNB Bank ASA	151	4,497
EQT AB	114	3,228
Erste Group Bank AG	35	4,686
Experian PLC	176	5,940
Generali	176	8,574
Hannover Rueck SE	19	5,266
Hong Kong Exchanges & Clearing Ltd.	200	9,258
HSBC Holdings PLC	2,009	38,151
ING Groep NV	490	15,501
Insurance Australia Group Ltd.	1,007	5,644
Intesa Sanpaolo SpA	2,772	18,984
Investor AB	275	11,438
Investor AB - Class A	89	3,643
Julius Baer Group Ltd.	61	5,278
KBC Group NV	70	9,548
Legal & General Group PLC	1,882	7,144
Lloyds Banking Group PLC	11,042	16,282
London Stock Exchange Group PLC	90	9,750
Mitsubishi UFJ Financial Group, Inc.	1,900	37,491
Mizuho Financial Group, Inc.	500	23,821
MS&AD Insurance Group Holdings, Inc.	400	10,435
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen	25	13,963
National Australia Bank Ltd.	669	17,547
NatWest Group PLC	1,272	11,261

The accompanying notes are an integral part of these financial statements.

1

Schedule of Investments, continued

Praxis Impact International ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.6%, continued
FINANCIALS — 26.8% (a), continued
Nomura Holdings, Inc.	1,000	$8,697
Nordea Bank Abp	752	14,270
ORIX Corp.	400	15,134
Oversea-Chinese Banking Corp. Ltd.	529	10,139
Partners Group Holding AG	9	7,388
Powszechna Kasa Oszczednosci Bank Polski SA	207	5,680
Prudential PLC	222	2,955
Resona Holdings, Inc.	700	9,071
Sampo Oyj - Class A	234	2,460
Societe Generale SA	82	7,254
Standard Chartered PLC	251	6,799
Sumitomo Mitsui Financial Group, Inc.	500	19,523
Sumitomo Mitsui Trust Group, Inc.	400	14,907
Swedbank AB - Class A	100	3,740
Swiss Re AG	54	8,602
Tokio Marine Holdings, Inc.	400	17,725
UBS Group AG	559	27,761
UniCredit SpA	249	22,279
United Overseas Bank Ltd.	371	11,404
Westpac Banking Corp.	744	18,149
Zurich Insurance Group AG	24	17,810
		825,047
HEALTH CARE — 10.1%
Alcon AG	114	7,716
Argenx SE (c)	11	10,204
Astellas Pharma, Inc.	600	8,029
AstraZeneca PLC	160	29,943
Chugai Pharmaceutical Co. Ltd.	100	4,636
Coloplast AS - Class B	65	3,701
CSL Ltd.	77	6,121
EssilorLuxottica SA	59	11,066
Fisher & Paykel Healthcare Corp. Ltd.	124	2,752
FUJIFILM Holdings Corp.	500	10,715
Galderma Group AG	32	7,295
GSK PLC	714	18,773
Koninklijke Philips NV	182	4,944
Kyowa Kirin Co. Ltd.	400	6,367
Lonza Group AG	14	9,473
Novartis AG	320	50,215
Novo Nordisk AS – Class A	439	21,124
Otsuka Holdings Co. Ltd.	100	6,648
Roche Holding AG	10	4,205
Roche Holding AG	110	45,383
Shionogi & Co. Ltd.	500	8,580
Siemens Healthineers AG (b)	145	5,670
Smith & Nephew PLC	327	4,733
Takeda Pharmaceutical Co. Ltd.	400	12,687
UCB SA	29	8,687
		309,667
INDUSTRIALS — 16.4%
ABB Ltd.	319	34,635
Ackermans & van Haaren NV	39	12,743
ACS Actividades de Construccion y Servicios SA	51	7,504
Aena SME SA (b)	215	6,553
Alfa Laval AB	310	18,482
Assa Abloy AB - Class B	216	7,642
	SHARES	VALUE
COMMON STOCKS — 97.6%, continued
INDUSTRIALS — 16.4%, continued
Atlas Copco AB - Class A	419	$8,492
Atlas Copco AB - Class B	607	10,769
Bouygues SA	152	8,482
Brambles Ltd.	587	7,922
Bureau Veritas SA	206	6,307
Compass Group PLC	374	12,080
Dai Nippon Printing Co. Ltd.	400	7,278
Daifuku Co. Ltd.	100	4,384
Deutsche Post AG	262	15,906
DSV AS	42	9,951
Epiroc AB - Class A	169	4,643
Ferrovial NV	157	10,766
Fuji Electric Co. Ltd.	100	8,316
International Consolidated Airlines Group SA	1,202	7,618
Kajima Corp.	200	7,226
Keppel Ltd.	996	8,424
Kone Oyj - Class B	209	11,890
Kubota Corp.	600	9,914
Legrand SA	79	13,340
Metso Oyj	554	9,627
Mitsui OSK Lines Ltd.	100	3,208
MTR Corp. Ltd.	2,000	7,779
Obayashi Corp.	500	10,020
Poste Italiane SpA	196	6,413
Prysmian SpA	61	10,186
Qantas Airways Ltd.	512	3,767
Recruit Holdings Co. Ltd.	100	6,971
RELX PLC	341	10,708
Rentokil Initial PLC	1,187	6,721
Sandvik AB	150	6,198
Schindler Holding AG	22	7,309
Schindler Holding AG	19	6,053
Schneider Electric SE	110	35,893
SGH Ltd.	191	6,172
Shimizu Corp.	400	6,275
Siemens AG	156	50,144
Spirax Group PLC	51	4,627
Techtronic Industries Co. Ltd.	500	8,257
Transurban Group	854	8,508
Vinci SA	146	21,333
Volvo AB - Class B	149	5,073
Yokogawa Electric Corp.	100	3,467
		505,976
MATERIALS — 7.0%
Air Liquide SA	52	10,302
Amrize Ltd.	110	5,839
Anglo American PLC	321	15,751
Antofagasta PLC	212	10,748
ArcelorMittal SA	191	11,508
Asahi Kasei Corp.	700	7,714
BlueScope Steel Ltd.	295	6,513
Boliden AB	132	7,458
Cie de Saint-Gobain SA	166	15,024
DSM-Firmenich AG	56	5,314
Evolution Mining Ltd.	647	5,267
Fresnillo PLC	75	2,728

The accompanying notes are an integral part of these financial statements.

2

Schedule of Investments, continued

Praxis Impact International

ETF June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.6%, continued
MATERIALS — 7.0%, continued
Givaudan SA	2	$8,479
Holcim AG	109	9,848
JFE Holdings, Inc.	1,000	9,598
KGHM Polska Miedz SA	82	7,226
Kingspan Group PLC	36	3,291
Nippon Steel Corp.	3,600	11,875
Nitto Denko Corp.	400	7,802
Norsk Hydro ASA	600	5,445
Northern Star Resources Ltd.	355	4,661
Shin-Etsu Chemical Co. Ltd.	500	21,560
Sika AG	37	7,649
SSAB AB - Class B	164	1,518
Sumitomo Metal Mining Co. Ltd.	100	4,596
Toray Industries, Inc.	1,000	6,937
		214,651
REAL ESTATE — 1.3%
Azrieli Group Ltd.	94	12,755
CK Asset Holdings Ltd.	500	2,817
Mitsubishi Estate Co. Ltd.	400	10,202
Mitsui Fudosan Co. Ltd.	900	8,301
Vonovia SE	277	6,837
		40,912
TECHNOLOGY — 12.2%
Advantest Corp.	100	19,898
ASM International NV	9	10,295
ASML Holding NV	61	120,053
Canon, Inc.	500	12,758
Capgemini SE	67	6,738
Fujikura Ltd.	400	15,353
Fujitsu Ltd.	500	9,989
Infineon Technologies AG	232	21,663
Kyocera Corp.	400	8,764
Murata Manufacturing Co. Ltd.	400	28,045
NEC Corp.	500	12,075
Nintendo Co. Ltd.	400	16,773
Panasonic Holdings Corp.	500	13,850
SAP SE	187	28,649
Sony Group Corp.	1,200	24,218
STMicroelectronics NV	121	8,922
TDK Corp.	400	8,786
Telefonaktiebolaget LM Ericsson - Class B	820	9,163
		375,992
UTILITIES — 4.2%
Centrica PLC	1,599	3,626
Chubu Electric Power Co., Inc.	400	7,531
CLP Holdings Ltd.	1,000	9,334
	SHARES	VALUE
COMMON STOCKS — 97.6%, continued
UTILITIES — 4.2%, continued
E.ON SE	517	$10,654
EDP SA	1,307	6,846
Iberdrola SA	1,040	25,969
Kansai Electric Power Co., Inc.	500	7,031
National Grid PLC	1,119	18,535
Origin Energy Ltd.	437	3,324
Osaka Gas Co. Ltd.	100	3,357
RWE AG	145	9,387
SSE PLC	269	8,697
Terna - Rete Elettrica Nazionale	195	2,283
United Utilities Group PLC	247	4,291
Veolia Environnement SA	172	7,166
		128,031

TOTAL COMMON STOCKS (COST $2,981,206)		3,004,258

REAL ESTATE INVESTMENT TRUSTS — 1.2%
REAL ESTATE — 1.2%
Goodman Group	480	10,352
GPT Group	1,371	4,635
Link REIT	1,200	5,585
Mirvac Group	2,747	3,273
Scentre Group	2,814	7,525
Vicinity Ltd.	2,392	4,276

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $35,908)		35,646

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Volkswagen AG	40	3,206

TOTAL PREFERRED STOCKS (COST $3,489)		3,206

TOTAL INVESTMENTS — 98.9% (Cost $3,020,603)		$3,043,110
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		33,919
TOTAL NET ASSETS — 100.0%		$3,077,029

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $18,942 or 0.6% of the Fund’s net assets.
(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

3

Schedule of Investments

Praxis Impact Large Cap Growth ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.1%
COMMUNICATIONS — 16.7%
Airbnb, Inc. - Class A (a)	1,066	$152,545
Alphabet, Inc. - Class A	9,888	3,533,674
Alphabet, Inc. - Class C	15,091	5,332,103
AppLovin Corp. - Class A (a)	787	405,486
AST SpaceMobile, Inc. - Class A (a)	587	52,161
Booking Holdings, Inc.	2,186	389,633
DoorDash, Inc. - Class A (a)	1,050	193,756
Electronic Arts, Inc.	246	50,440
Expedia Group, Inc. - Class A	176	45,035
Meta Platforms, Inc. - Class A	5,332	3,003,462
Netflix, Inc. (a)	10,683	762,766
ROBLOX Corp. - Class A (a)	1,849	100,549
Uber Technologies, Inc. (a)	2,841	205,007
VeriSign, Inc.	350	88,046
		14,314,663
CONSUMER DISCRETIONARY — 10.7%
Amazon.com, Inc. (a)	15,067	3,591,069
AutoZone, Inc. (a)	35	111,858
Burlington Stores, Inc. (a)	247	78,250
Carvana Co. - Class A (a)	2,043	134,470
Chipotle Mexican Grill, Inc. (a)	4,245	144,330
Copart, Inc. (a)	1,830	51,588
eBay, Inc.	405	45,259
Hilton Worldwide Holdings, Inc.	616	203,563
Live Nation Entertainment, Inc. (a)	534	97,781
Lululemon Athletica, Inc. (a)	750	85,635
Marriott International, Inc./MD - Class A	583	216,054
McDonald’s Corp.	1,610	435,199
O’Reilly Automotive, Inc. (a)	1,772	163,183
Royal Caribbean Cruises Ltd.	408	129,552
Starbucks Corp.	3,140	320,877
Tesla, Inc. (a)	6,891	2,898,355
TJX Cos., Inc.	2,603	394,354
Yum! Brands, Inc.	406	64,903
		9,166,280
CONSUMER STAPLES — 1.3%
Costco Wholesale Corp.	1,043	975,695
Monster Beverage Corp. (a)	1,652	158,790
		1,134,485
ENERGY — 0.4%
Baker Hughes Co.	833	46,231
EQT Corp.	1,535	81,616
First Solar, Inc. (a)	196	46,248
Kinder Morgan, Inc.	1,398	44,694
Phillips 66	293	49,532
Texas Pacific Land Corp.	212	92,780
		361,101
FINANCIALS — 4.2%
American Express Co.	222	75,091
Ares Management Corp. - Class A	563	62,668
Block, Inc. - Class A (a)	1,201	91,276
Cboe Global Markets, Inc.	183	44,409
Coinbase Global, Inc. - Class A (a)	694	101,456
Fair Isaac Corp. (a)	93	111,115
Goldman Sachs Group, Inc.	39	39,443
	SHARES	VALUE
COMMON STOCKS — 98.1%, continued
FINANCIALS — 4.2%, continued
Interactive Brokers Group, Inc. - Class A	986	$85,821
LPL Financial Holdings, Inc.	234	65,913
Mastercard, Inc. - Class A	1,954	1,003,574
Moody’s Corp.	311	140,858
MSCI, Inc.	189	105,848
Robinhood Markets, Inc. - Class A (a)	1,744	174,888
S&P Global, Inc.	104	42,355
Tradeweb Markets, Inc. - Class A	522	52,023
Verisk Analytics, Inc.	508	91,201
Visa, Inc. - Class A	3,845	1,319,181
		3,607,120
HEALTH CARE — 4.8%
AbbVie, Inc.	376	94,617
Alnylam Pharmaceuticals, Inc. (a)	364	109,575
Boston Scientific Corp. (a)	1,808	77,166
Danaher Corp.	350	66,668
Dexcom, Inc. (a)	988	66,542
Eli Lilly & Co.	1,986	2,382,068
IDEXX Laboratories, Inc. (a)	248	130,557
Insmed, Inc. (a)	823	87,748
Intuitive Surgical, Inc. (a)	856	340,414
Mettler-Toledo International, Inc. (a)	65	83,038
ResMed, Inc.	381	74,249
Stryker Corp.	204	64,227
Thermo Fisher Scientific, Inc.	180	90,245
Vertex Pharmaceuticals, Inc. (a)	613	304,496
Waters Corp. (a)	185	69,382
West Pharmaceutical Services, Inc.	178	63,902
		4,104,894
INDUSTRIALS — 5.5%
AMETEK, Inc.	323	78,147
Amphenol Corp. - Class A	2,859	504,099
Automatic Data Processing, Inc.	372	83,309
Axon Enterprise, Inc. (a)	210	117,728
Bloom Energy Corp. - Class A (a)	477	144,388
Cintas Corp.	805	136,914
Comfort Systems USA, Inc.	45	89,188
CSX Corp.	968	46,009
Deere & Co.	86	54,552
Dover Corp.	330	74,012
Fastenal Co.	3,036	145,819
GE Vernova, Inc.	557	654,397
HEICO Corp.	405	144,257
HEICO Corp. - Class A	332	85,626
Howmet Aerospace, Inc.	1,049	282,034
Hubbell, Inc.	149	77,957
Ingersoll Rand, Inc.	805	66,002
Johnson Controls International PLC	543	79,338
Old Dominion Freight Line, Inc.	736	159,418
Quanta Services, Inc.	439	316,098
Republic Services, Inc.	377	80,331
Rocket Lab Corp. (a)	1,416	143,936
Rockwell Automation, Inc.	188	93,075
Rollins, Inc.	1,084	45,246
Southwest Airlines Co.	896	46,072
Sunbelt Rentals Holdings, Inc.	504	37,704

The accompanying notes are an integral part of these financial statements.

4

Schedule of Investments, continued

Praxis Impact Large Cap Growth ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.1%, continued
INDUSTRIALS — 5.5%, continued
Symbotic, Inc. - Clas A (a)	1,345	$60,458
TE Connectivity PLC	339	68,346
Trane Technologies PLC	97	47,643
Vertiv Holdings Co. - Class A	556	186,160
Waste Connections, Inc.	974	162,356
Waste Management, Inc.	197	43,907
Westinghouse Air Brake Technologies Corp.	252	67,939
W.W. Grainger, Inc.	139	189,096
Xylem, Inc./NY	681	80,501
		4,692,062
MATERIALS — 0.5%
Ecolab, Inc.	519	144,599
LyondellBasell Industries NV - Class A	714	37,592
Martin Marietta Materials, Inc.	110	63,437
Newmont Corp.	422	39,415
Sherwin-Williams Co.	133	45,794
Vulcan Materials Co.	368	108,564
		439,401
REAL ESTATE — 0.0% (b)
CoStar Group, Inc. (a)	1,536	43,499

TECHNOLOGY — 54.0% (c)
Adobe, Inc. (a)	779	159,711
Advanced Micro Devices, Inc. (a)	3,861	2,242,893
Apple, Inc.	34,023	9,844,895
Applied Materials, Inc.	1,711	1,237,053
Arista Networks, Inc. (a)	2,701	458,846
Atlassian Corp. - Class A (a)	1,079	83,935
Autodesk, Inc. (a)	930	180,811
Broadcom, Inc.	9,404	3,552,361
Cadence Design Systems, Inc. (a)	859	322,400
Cerebras Systems, Inc. - Class A (a)	208	45,968
Ciena Corp. (a)	377	184,941
Cisco Systems, Inc.	359	42,168
Cloudflare, Inc. - Class A (a)	803	196,960
Coherent Corp. (a)	527	207,886
CoreWeave, Inc. - Class A (a)	1,346	133,981
Corning, Inc.	974	248,789
Crowdstrike Holdings, Inc. - Class A (a)	630	480,778
Datadog, Inc. - Class A (a)	1,030	268,171
Flex Ltd. (a)	498	80,711
Fortinet, Inc. (a)	1,725	264,994
Intel Corp. (a)	4,684	654,027
Intuit, Inc.	610	159,210
KLA Corp.	3,258	982,971
Lam Research Corp.	2,835	1,228,491
Lumentum Holdings, Inc. (a)	197	169,038
Marvell Technology, Inc.	2,037	606,802
Microsoft Corp.	18,936	7,063,507
MongoDB, Inc. (a)	300	100,770
Monolithic Power Systems, Inc.	131	181,089
NVIDIA Corp.	53,786	10,762,041
Palo Alto Networks, Inc. (a)	2,025	690,565
Salesforce, Inc.	488	76,450
	SHARES	VALUE
COMMON STOCKS — 98.1%, continued
TECHNOLOGY — 54.0% (c), continued
Sandisk Corp./DE (a)	348	$791,258
Seagate Technology Holdings PLC	515	496,975
ServiceNow, Inc. (a)	3,241	321,766
Snowflake, Inc. (a)	1,027	261,371
Synopsys, Inc. (a)	515	229,726
Teradyne, Inc.	456	220,631
Texas Instruments, Inc.	1,027	306,118
Veeva Systems, Inc. - Class A (a)	527	93,527
Western Digital Corp.	723	461,795
Workday, Inc. - Class A (a)	865	105,893
Zscaler, Inc. (a)	692	97,676
		46,299,949

TOTAL COMMON STOCKS (COST $69,013,693)		84,163,454

REAL ESTATE INVESTMENT TRUSTS — 0.9%
REAL ESTATE — 0.9%
Equinix, Inc.	279	290,827
Realty Income Corp.	1,322	81,911
SBA Communications Corp.	261	46,056
Welltower, Inc.	1,785	405,141
TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $700,704)		823,935

	PAR
CORPORATE BONDS — 0.5%
CONSUMER DISCRETIONARY — 0.5%
Local Initiatives Support Corp., 4.10%, 06/15/2027	$420,000	419,375

TOTAL CORPORATE BONDS (COST $420,000)		419,375

	SHARES
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 3.57%(d)	403,383	403,383

TOTAL MONEY MARKET FUNDS (COST $403,383)		403,383

TOTAL INVESTMENTS - 100.0% (COST $70,537,780)		$85,810,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(18,386)
TOTAL NET ASSETS — 100.0%		$85,791,761

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments

Praxis Impact Large Cap Value ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.1%
COMMUNICATIONS — 3.7%
Alphabet, Inc. - Class A	372	$132,942
Alphabet, Inc. - Class C	112	39,573
AT&T, Inc.	20,915	432,940
Booking Holdings, Inc.	325	57,928
Charter Communications, Inc. - Class A (a)	485	68,972
Comcast Corp. - Class A	5,763	141,482
Electronic Arts, Inc.	667	136,762
Fox Corp. - Class B	1,166	54,615
Meta Platforms, Inc. - Class A	96	54,076
Netflix, Inc. (a)	614	43,840
T-Mobile US, Inc.	1,079	180,981
Uber Technologies, Inc. (a)	2,769	199,811
Verizon Communications, Inc.	11,719	496,182
Walt Disney Co.	5,670	545,737
Warner Bros Discovery, Inc. (a)	7,565	201,683
		2,787,524
CONSUMER DISCRETIONARY — 4.6%
Amazon.com, Inc. (a)	212	50,528
AutoZone, Inc. (a)	19	60,723
Carnival Corp. Ltd.	2,400	68,568
Copart, Inc. (a)	2,271	64,019
DR Horton, Inc.	388	63,197
eBay, Inc.	1,459	163,043
Ferguson Enterprises, Inc.	759	180,133
Ford Motor Co.	17,185	238,872
General Motors Co.	2,035	156,858
Hilton Worldwide Holdings, Inc.	111	36,681
Home Depot, Inc.	3,086	1,088,370
Lennar Corp. - Class B	696	61,742
Lowe’s Cos., Inc.	1,923	424,002
Marriott International, Inc./MD - Class A	106	39,283
McDonald’s Corp.	534	144,346
NIKE, Inc. - Class B	2,586	106,155
O'Reilly Automotive, Inc. (a)	741	68,239
Ross Stores, Inc.	426	90,674
Royal Caribbean Cruises Ltd.	347	110,183
Starbucks Corp.	909	92,891
Tesla, Inc. (a)	113	47,528
TKO Group Holdings, Inc. - Class A	363	73,076
Ulta Beauty, Inc. (a)	162	73,059
		3,502,170
CONSUMER STAPLES — 8.6%
Archer-Daniels-Midland Co.	2,228	170,219
Church & Dwight Co., Inc.	1,027	99,496
Coca-Cola Co.	13,935	1,132,498
Colgate-Palmolive Co.	2,558	234,517
Dollar General Corp.	460	52,951
Dollar Tree, Inc. (a)	635	76,803
Hershey Co.	381	66,846
Kenvue, Inc.	3,873	74,013
Keurig Dr Pepper, Inc.	6,017	196,936
Kraft Heinz Co.	4,413	104,235
Kroger Co.	1,471	81,685
Mondelez International, Inc. - Class A	7,591	439,063
Monster Beverage Corp. (a)	746	71,706
	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
CONSUMER STAPLES — 8.6%, continued
PepsiCo, Inc.	4,739	$641,661
Procter & Gamble Co.	9,283	1,361,259
Sysco Corp.	507	42,375
Target Corp.	684	89,337
Tyson Foods, Inc. - Class A	951	54,445
Walmart, Inc.	13,726	1,554,607
		6,544,652
ENERGY — 7.0%
Baker Hughes Co.	7,095	393,773
ConocoPhillips	10,092	1,049,164
Devon Energy Corp.	6,921	285,976
Diamondback Energy, Inc.	872	153,280
EOG Resources, Inc.	5,155	668,758
EQT Corp.	1,314	69,865
Kinder Morgan, Inc.	18,801	601,068
Marathon Petroleum Corp.	1,827	467,109
ONEOK, Inc.	2,531	220,045
Phillips 66	3,399	574,601
SLB Ltd.	9,422	438,029
Williams Cos., Inc.	4,867	361,813
		5,283,481
FINANCIALS — 22.3%
Aflac, Inc.	2,805	328,886
Allstate Corp.	1,292	307,418
American Express Co.	1,365	461,711
American International Group, Inc.	2,604	194,076
Ameriprise Financial, Inc.	140	64,226
Aon PLC - Class A	768	254,738
Arch Capital Group Ltd. (a)	1,750	169,855
Arthur J Gallagher & Co.	1,132	259,873
Bank of America Corp.	19,122	1,089,572
Bank of New York Mellon Corp.	2,133	308,453
Blackrock, Inc.	394	378,855
Brown & Brown, Inc.	944	60,558
Capital One Financial Corp.	1,876	376,363
Charles Schwab Corp.	4,504	415,584
Chubb Ltd.	1,770	603,110
Cincinnati Financial Corp.	1,114	206,246
Citigroup, Inc.	5,445	762,082
Citizens Financial Group, Inc.	1,224	85,766
CME Group, Inc. - Class A	910	200,955
Fifth Third Bancorp	1,921	108,287
Fiserv, Inc. (a)	1,471	72,152
Goldman Sachs Group, Inc.	891	901,131
Hartford Insurance Group, Inc.	1,108	146,832
Huntington Bancshares, Inc./OH	7,153	126,823
Intercontinental Exchange, Inc.	1,746	214,950
JPMorgan Chase & Co.	7,760	2,540,081
KeyCorp	4,835	111,447
KKR & Co., Inc.	1,963	180,164
M&T Bank Corp.	676	160,895
Markel Group, Inc. (a)	126	246,079
Marsh & McLennan Cos., Inc.	2,505	417,508
MetLife, Inc.	3,320	280,905
Morgan Stanley	3,319	693,804

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments, continued

Praxis Impact Large Cap Value ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
FINANCIALS — 22.3%, continued
Nasdaq, Inc.	948	$74,721
Northern Trust Corp.	1,132	196,787
PayPal Holdings, Inc.	2,005	86,576
PNC Financial Services Group, Inc.	1,503	370,069
Principal Financial Group, Inc.	1,509	162,640
Progressive Corp.	2,277	497,411
Prudential Financial, Inc.	1,962	211,759
Raymond James Financial, Inc.	327	49,714
Regions Financial Corp.	4,532	136,866
S&P Global, Inc.	374	152,315
State Street Corp.	577	97,859
Synchrony Financial	744	56,581
T Rowe Price Group, Inc.	701	79,697
Travelers Cos., Inc.	1,088	359,171
Truist Financial Corp.	6,195	308,635
US Bancorp	5,371	324,408
Verisk Analytics, Inc.	213	38,240
Visa, Inc. - Class A	177	60,727
W.R. Berkley Corp.	1,454	102,551
Wells Fargo & Co.	8,188	676,656
Willis Towers Watson PLC	420	109,775
		16,882,543
HEALTH CARE — 16.1%
Abbott Laboratories	5,802	526,473
AbbVie, Inc.	6,001	1,510,092
Agilent Technologies, Inc.	308	40,912
Amgen, Inc.	1,708	618,501
Becton Dickinson & Co.	1,030	155,870
Biogen, Inc. (a)	451	97,443
Boston Scientific Corp. (a)	2,554	109,005
Bristol-Myers Squibb Co.	6,332	364,850
Cardinal Health, Inc.	887	210,716
Cencora, Inc.	256	72,443
Centene Corp. (a)	1,182	75,872
Cigna Group	1,131	311,794
CVS Health Corp.	4,485	463,973
Danaher Corp.	2,880	548,582
Edwards Lifesciences Corp. (a)	2,060	186,348
Elevance Health, Inc.	912	352,698
Eli Lilly & Co.	92	110,347
GE HealthCare Technologies, Inc.	1,693	108,369
Gilead Sciences, Inc.	3,832	484,135
Humana, Inc.	382	151,738
Intuitive Surgical, Inc. (a)	181	71,980
IQVIA Holdings, Inc. (a)	225	43,474
Johnson & Johnson	8,073	2,050,300
Labcorp Holdings, Inc.	629	176,120
McKesson Corp.	418	315,841
Medline, Inc. - Class A (a)	2,865	112,996
Medtronic PLC	5,213	407,813
Merck & Co., Inc.	8,013	1,029,670
Quest Diagnostics, Inc.	632	133,952
Regeneron Pharmaceuticals, Inc.	363	226,345
STERIS PLC	237	49,905
Stryker Corp.	639	201,183
Thermo Fisher Scientific, Inc.	1,530	767,081
	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
HEALTH CARE — 16.1%, continued
Vertex Pharmaceuticals, Inc. (a)	92	$45,699
Waters Corp. (a)	128	48,005
Zoetis, Inc.	479	34,421
		12,214,946
INDUSTRIALS — 13.1%
AMETEK, Inc.	1,355	327,829
Automatic Data Processing, Inc.	1,281	286,880
Axon Enterprise, Inc. (a)	99	55,500
Carrier Global Corp.	3,619	265,454
Comfort Systems USA, Inc.	29	57,477
CSX Corp.	5,579	265,170
Deere & Co.	1,055	669,218
Delta Air Lines, Inc.	2,442	228,718
Dover Corp.	811	181,891
Emerson Electric Co.	2,719	389,225
Expeditors International of Washington, Inc.	231	37,648
FedEx Corp.	597	186,939
Fortive Corp.	2,567	156,818
GE Vernova, Inc.	33	38,770
HEICO Corp. - Class A	1,619	417,556
Hubbell, Inc.	76	39,763
Illinois Tool Works, Inc.	2,586	699,436
Ingersoll Rand, Inc.	2,970	243,510
Johnson Controls International PLC	2,768	404,433
Keysight Technologies, Inc. (a)	747	261,502
Norfolk Southern Corp.	592	186,237
Otis Worldwide Corp.	1,747	125,085
PACCAR, Inc.	2,227	267,507
Paychex, Inc.	751	73,846
Quanta Services, Inc.	81	58,323
Republic Services, Inc.	1,696	361,384
Rocket Lab Corp. (a)	519	52,756
Rockwell Automation, Inc.	988	489,139
Southwest Airlines Co.	2,677	137,651
TE Connectivity PLC	1,766	356,043
Trane Technologies PLC	1,096	538,311
Union Pacific Corp.	1,521	413,712
United Airlines Holdings, Inc. (a)	1,044	141,974
United Parcel Service, Inc. - Class B	2,156	231,770
United Rentals, Inc.	192	217,515
Veralto Corp.	1,136	100,741
Vertiv Holdings Co. - Class A	118	39,509
Waste Connections, Inc.	954	159,022
Waste Management, Inc.	1,834	408,762
Westinghouse Air Brake Technologies Corp.	203	54,729
WW Grainger, Inc.	61	82,984
Xylem, Inc./NY	1,525	180,270
		9,891,007
MATERIALS — 3.3%
Air Products and Chemicals, Inc.	730	214,021
CRH PLC	2,333	249,631
International Flavors & Fragrances, Inc.	828	65,594
International Paper Co.	3,287	125,235
Linde PLC	1,456	755,577
LyondellBasell Industries NV - Class A	5,189	273,201

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments, continued

Praxis Impact Large Cap Value ETF

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
MATERIALS — 3.3%, continued
Martin Marietta Materials, Inc.	90	$51,903
Newmont Corp.	5,450	509,030
Nucor Corp.	712	158,598
Packaging Corp. of America	243	57,902
Sherwin-Williams Co.	116	39,941
Steel Dynamics, Inc.	147	33,730
		2,534,363
REAL ESTATE — 0.1%
CBRE Group, Inc. - Class A (a)	537	72,329

TECHNOLOGY — 13.9%
Accenture PLC - Class A	2,387	297,038
Adobe, Inc. (a)	590	120,962
Apple, Inc.	913	264,186
Applied Materials, Inc.	103	74,469
Arista Networks, Inc. (a)	507	86,129
Broadcom, Inc.	301	113,703
Cisco Systems, Inc.	11,712	1,375,692
Cognizant Technology Solutions Corp. - Class A	1,091	42,254
Coherent Corp. (a)	93	36,686
Corning, Inc.	1,297	331,293
Dell Technologies, Inc. - Class C	780	336,539
Garmin Ltd.	276	65,561
Hewlett Packard Enterprise Co.	5,039	227,309
HP, Inc.	1,909	41,883
Intel Corp. (a)	5,690	794,495
Intuit, Inc.	447	116,667
KLA Corp.	250	75,427
Lam Research Corp.	156	67,599
Microchip Technology, Inc.	845	77,064
Micron Technology, Inc.	3,062	3,534,436
Microsoft Corp.	1,034	385,703
NVIDIA Corp.	262	52,424
ON Semiconductor Corp. (a)	761	71,945
QUALCOMM, Inc.	3,089	570,816
Roper Technologies, Inc.	675	228,413
Salesforce, Inc.	2,459	385,227
Seagate Technology Holdings PLC	35	33,775
Strategy, Inc. - Class A (a)	1,052	91,450
Texas Instruments, Inc.	1,538	458,432
Veeva Systems, Inc. - Class A (a)	379	67,261
Western Digital Corp.	49	31,297
Zoom Communications, Inc. - Class A (a)	660	56,965
		10,513,100
UTILITIES — 4.4%
American Electric Power Co., Inc.	2,012	275,262
American Water Works Co., Inc.	1,666	219,212
CenterPoint Energy, Inc.	1,552	68,350
Consolidated Edison, Inc.	868	96,027
Dominion Energy, Inc.	3,173	216,684
DTE Energy Co.	504	76,794
Duke Energy Corp.	3,169	401,132
Edison International	960	71,472
Entergy Corp.	1,580	181,479
	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
UTILITIES — 4.4%, continued
Eversource Energy	1,801	$130,158
Exelon Corp.	1,903	88,718
FirstEnergy Corp.	1,539	73,164
NextEra Energy, Inc.	6,462	567,170
Sempra	3,080	285,547
Southern Co.	4,207	402,652
Vistra Corp.	772	122,462
Xcel Energy, Inc.	906	72,752
		3,349,035

TOTAL COMMON STOCKS (COST $61,382,654)		73,575,150

REAL ESTATE INVESTMENT TRUSTS — 2.2%
REAL ESTATE — 2.2%
American Tower Corp.	958	156,700
Crown Castle, Inc.	1,206	91,330
Digital Realty Trust, Inc.	973	174,731
Extra Space Storage, Inc.	558	81,077
Iron Mountain, Inc.	1,389	175,445
Prologis, Inc.	3,316	449,219
Public Storage	309	98,358
Realty Income Corp.	2,182	135,197
Simon Property Group, Inc.	551	123,231
Ventas, Inc.	1,387	123,166
Welltower, Inc.	353	80,120
TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $1,478,544)		1,688,574

	PAR
CORPORATE BONDS — 0.5%
CONSUMER DISCRETIONARY — 0.5%
Local Initiatives Support Corp., 4.10%, 06/15/2027	$370,000	369,449

TOTAL CORPORATE BONDS (COST $370,000)		369,449

	SHARES
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.57% (b)	45,945	45,945

TOTAL MONEY MARKET FUNDS (COST $45,945)		45,945

TOTAL INVESTMENTS — 99.9% (COST $63,277,143)		$75,679,118
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		47,128
TOTAL NET ASSETS — 100.0%		$75,726,246

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

8

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Praxis Impact International ETF	Praxis Impact Large Cap Growth ETF	Praxis Impact Large Cap Value ETF
Assets:
Investments, at value	$3,043,110	$85,810,147	$75,679,118
Cash	30,421	—	—
Foreign currency, at value	2,428	—	—
Dividends receivable	1,192	6,161	67,332
Dividend tax reclaims receivable	59	89	1,351
Interest receivable	—	622	548
Total Assets	3,077,210	85,817,019	75,748,349

Liabilities:
Payable to Adviser	181	25,258	22,103
Total Liabilities	181	25,258	22,103

Net Assets	$3,077,029	$85,791,761	$75,726,246

Net Assets Consist of:
Paid-in capital	$3,054,501	$71,512,028	$60,990,879
Total distributable earnings	22,528	14,279,733	14,735,367
Total Net Assets	$3,077,029	$85,791,761	$75,726,246

Net assets	$3,077,029	$85,791,761	$75,726,246
Shares issued and outstanding(a)	125,000	2,200,000	2,175,000
Net asset value per share	$24.62	$39.00	$34.82

Cost:
Investments, at cost	$3,020,603	$70,537,780	$63,277,143
Foreign currency, at cost	$2,425	$—	$—

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

9

Statements of Operations

For the Period Ended June 30, 2026 (Unaudited)

	Praxis Impact International ETF(a)	Praxis Impact Large Cap Growth ETF	Praxis Impact Large Cap Value ETF
Investment Income:
Dividend income	$1,413	$178,481	$729,612
Less: dividend withholding taxes	(161)	(153)	(153)
Interest income	—	4,312	4,238
Total Investment Income	1,252	182,640	733,697

Expenses:
Investment advisory fee	181	136,501	121,756
Total Expenses	181	136,501	121,756

Net Investment Income	1,071	46,139	611,941

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	10	(1,168,763)	(327,325)
In-kind redemptions	—	803,120	3,039,019
Foreign currency transactions	(1,063)	—	—
Net realized gain (loss)	(1,053)	(365,643)	2,711,694
Net change in unrealized appreciation (depreciation) on:
Investments	22,507	6,074,818	6,750,037
Foreign currency translation	3	—	—
Net change in unrealized appreciation (depreciation)	22,510	6,074,818	6,750,037
Net Realized and Unrealized Gain (Loss)	21,457	5,709,175	9,461,731
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,528	$5,755,314	$10,073,672

(a)	Inception date of the Fund was June 23, 2026.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Praxis Impact International ETF	Praxis Impact Large Cap Growth ETF
	Period Ended June 30, 2026(a)	Period Ended June 30, 2026	Period Ended December 31, 2025(b)
Operations:
Net investment income (loss)	$1,071	$46,139	$45,929
Net realized gain (loss)	(1,053)	(365,643)	808,226
Net change in unrealized appreciation (depreciation)	22,510	6,074,818	9,197,549
Net Increase (Decrease) in Net Assets from Operations	22,528	5,755,314	10,051,704

Distributions to Shareholders:
From earnings	—	(48,705)	(46,494)
Total Distributions to Shareholders	—	(48,705)	(46,494)

Capital Transactions:
Shares sold	3,052,125	11,586,495	67,275,520
Shares redeemed	—	(2,655,915)	(6,126,158)
ETF transaction fees	2,376	—	—
Net Increase (Decrease) in Net Assets from Capital Transactions	3,054,501	8,930,580	61,149,362
Net Increase (Decrease) in Net Assets	3,077,029	14,637,189	71,154,572

Net Assets:
Beginning of the period	—	71,154,572	—
End of the period	$3,077,029	$85,791,761	$71,154,572

Shares Transactions
Shares sold	125,000	325,000	2,125,000
Shares redeemed	—	(75,000)	(175,000)
Total Increase (Decrease) in Shares Outstanding	125,000	250,000	1,950,000

(a)	Inception date of the Fund was June 23, 2026.
(b)	Inception date of the Fund was April 7, 2025.

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets, continued

	Praxis Impact Large Cap Value ETF
	Period Ended June 30, 2026	Period Ended December 31, 2025(a)
Operations:
Net investment income (loss)	$611,941	$617,787
Net realized gain (loss)	2,711,694	576,646
Net change in unrealized appreciation (depreciation)	6,750,037	5,651,939
Net Increase (Decrease) in Net Assets from Operations	10,073,672	6,846,372

Distributions to Shareholders:
From earnings	(588,283)	(619,777)
Total Distributions to Shareholders	(588,283)	(619,777)

Capital Transactions:
Shares sold	15,355,945	60,987,995
Shares redeemed	(10,459,998)	(5,869,680)
Net Increase (Decrease) in Net Assets from Capital Transactions	4,895,947	55,118,315
Net Increase (Decrease) in Net Assets	14,381,336	61,344,910

Net Assets:
Beginning of the period	61,344,910	—
End of the period	$75,726,246	$61,344,910

Shares Transactions
Shares sold	475,000	2,225,000
Shares redeemed	(325,000)	(200,000)
Total Increase (Decrease) in Shares Outstanding	150,000	2,025,000

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Praxis Impact International ETF

Period Ended June 30, 2026(a) (Unaudited)
Per Share Data:
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.42)
Total from investment operations	(0.41)
Less distributions from:
ETF transaction fees per share	0.03
Net asset value, end of period	$24.62
Total return(d)	1.05%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$3,077
Ratio of expenses to average net assets(e)	0.54%
Ratio of net investment income (loss) to average net assets(e)	3.20%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 23, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Praxis Impact Large Cap Growth ETF

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Per Share Data:
Net asset value, beginning of period	$36.49	$25.14
Investment Operations:
Net investment income(b)	0.02	0.04
Net realized and unrealized gain (loss) on investments(c)	2.51	11.34
Total from investment operations	2.53	11.38
Less distributions from:
Net investment income	(0.02)	(0.03)
Total distributions	(0.02)	(0.03)
Net asset value, end of period	$39.00	$36.49
Total return(d)	6.94%	45.28%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$85,792	$71,155
Ratio of expenses to average net assets(e)	0.36%	0.36%
Ratio of net investment income (loss) to average net assets(e)	0.12%	0.14%
Portfolio turnover rate(d)(f)	11%	13%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Praxis Impact Large Cap Value ETF

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Per Share Data:
Net asset value, beginning of period	$30.29	$24.69
Investment Operations:
Net investment income(b)	0.29	0.41
Net realized and unrealized gain (loss) on investments(c)	4.52	5.54
Total from investment operations	4.81	5.95
Less distributions from:
Net investment income	(0.28)	(0.35)
Total distributions	(0.28)	(0.35)
Net asset value, end of period	$34.82	$30.29
Total return(d)	15.90%	24.14%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$75,726	$61,345
Ratio of expenses to average net assets(e)	0.36%	0.36%
Ratio of net investment income (loss) to average net assets(e)	1.82%	1.92%
Portfolio turnover rate(d)(f)	9%	14%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

15

Notes to the Financial Statements (unaudited)	June 30, 2026

Note 1 – Organization

The Praxis Funds (the “Trust”) was organized as a Delaware statutory trust on September 27, 1993, and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Included in this Report are the three operational exchange-traded funds (“ETFs”): Praxis Impact International ETF (“PRXI”), Praxis Impact Large Cap Growth ETF (“PRXG”) and Praxis Impact Large Cap Value ETF (“PRXV”) (collectively, the “Funds” or individually, a “Fund”). PRXI qualifies and will continue to qualify as a diversified management investment company under the 1940 Act. PRXG and PRXV each qualify and will continue to qualify as non-diversified management investment companies under the 1940 Act. The investment objective of PRXI, PRXG and PRXV is to seek capital appreciation.

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value.

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
16

Notes to the Financial Statements (unaudited), continued	June 30, 2026

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:

Praxis Impact International ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,004,258	$—	$—	$3,004,258
Real Estate Investment Trusts	35,646	—	—	35,646
Preferred Stocks	3,206	—	—	3,206
Total Investments	$3,043,110	$—	$—	$3,043,110

Praxis Impact Large Cap Growth ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$84,163,454	$—	$—	$84,163,454
Real Estate Investment Trusts	823,935	—	—	823,935
Corporate Bonds	—	419,375	—	419,375
Money Market Funds	403,383	—	—	403,383
Total Investments	$85,390,772	$419,375	$—	$85,810,147

Praxis Impact Large Cap Value ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,575,150	$—	$—	$73,575,150
Real Estate Investment Trusts	1,688,574	—	—	1,688,574
Corporate Bonds	—	369,449	—	369,449
Money Market Funds	45,945	—	—	45,945
Total Investments	$75,309,669	$369,449	$—	$75,679,118

Refer to the Schedules of Investments for further disaggregation of investment categories.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

17

Notes to the Financial Statements (unaudited), continued	June 30, 2026

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the Impact International ETF denominated in foreign currencies are translated into U.S. dollars at the current exchange rate on each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction. The Impact International ETF does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the ETF’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid annually for PRXI.

Dividends from net investment income, if any, are declared and paid quarterly for PRXG and PRXV.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

During the period ended June 30, 2026, the Funds did not incur any interest or penalties.

Reclassification of Capital Accounts:

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended December 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
PRXG	$(1,432,086)	$1,432,086
PRXV	$(976,617)	$976,617

18

Notes to the Financial Statements (unaudited), continued	June 30, 2026

Note 3 – Related Party Transaction

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser”) acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Management Agreement”), the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance.

The Management Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, PRXI, PRXG and PRXV paid the Adviser a monthly unitary management fee at an annual rate of 0.54%, 0.36% and 0.36%, respectively, based on each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.

For the period ended June 30, 2026, the table below represents the amount each Fund incurred in management fees:

Management Fees
PRXI	$181
PRXG	$136,501
PRXV	$121,756

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Funds’ sub-administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended June 30, 2026, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 6. Shares in less than Creation Units are not distributed by the Distributor. The Distributor did not receive commissions from the Funds during the period ended June 30, 2026.

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement.

Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

19

Notes to the Financial Statements (unaudited), continued	June 30, 2026

Note 4 – Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2026, were as follows:

	Purchases	Sales
PRXI	$1,818,206	$2,419
PRXG	$8,232,671	$8,987,342
PRXV	$6,055,372	$10,310,562

The costs of purchases and sales of in-kind transactions, during the period ended June 30, 2026, were as follows:

	Purchases In-Kind	Sales In-Kind
PRXI	$1,204,805	$—
PRXG	$11,539,271	$2,366,206
PRXV	$15,208,827	$6,170,104

Note 5 – Federal Income Tax Information

The tax character of the distributions paid during the period ended June 30, 2026 and period ended December 31, 2025 were as follows:

	Period Ended June 30, 2026	Period Ended December 31, 2025
Distributions paid from:	Ordinary Income	Ordinary Income
PRXI	$—	$—
PRXG	$—	$46,494
PRXV	$—	$619,777

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended December 31, 2025, PRXG and PRXV did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
PRXG	$276,298	$—	$276,298
PRXV	$175,812	$—	$175,812

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	PRXG	PRXV
Federal income tax cost of investments	$62,318,717	$55,871,099
Aggregate gross unrealized appreciation	10,800,146	7,023,046
Aggregate gross unrealized (depreciation)	(1,950,724)	(1,596,010)
Net unrealized appreciation (depreciation)	8,849,422	5,427,036
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	—	—
Distributable Earnings	—	—
Accumulated capital and other gain/(loss)	(276,298)	(177,058)
Total distributable earnings (accumulated loss)	8,573,124	5,249,978

Book and tax unrealized appreciation (depreciation) differ due to temporary differences related to wash sales.

Note 6 – Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fee for the Praxis Impact International ETF is $3,000, payable to the Custodian. The standard fixed transaction fees for the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

20

Notes to the Financial Statements (unaudited), continued	June 30, 2026

Shares of the Praxis Impact International ETF, Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

For the period ended June 30, 2026, no variable rate transaction fees have been assessed for each Fund.

Note 7 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Praxis Investment Management, Inc., the adviser to the Praxis Impact International ETF, Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF, has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, Vident Advisory, LLC (d/b/a Vident Asset Management), the sub-adviser to the Praxis Impact International ETF, Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF, has no voting power of the shares outstanding of the Funds. It is not known whether there are any beneficial owners.

Note 8 – Principal Risks

For all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

Note 9 – Guarantees and Indemnification

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Note 10 – Accounting Pronouncements and/or Regulatory Updates

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the period were determined to not be significant.

Note 11 – Subsequent Events

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to June 30, 2026, that materially impacted the amounts or disclosures in the Funds’ financial statements.

21

Other Non-Audited Information (unaudited)	June 30, 2026

Tax Information

For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PRXG	100.00%
PRXV	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 were as follows:

PRXG	100.00%
PRXV	100.00%

For the period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

PRXG	0.00%
PRXV	0.00%

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.praxisinvests.com

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (‘‘SAIs’’). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.praxisinvests.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

Additional Information (unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

22

Additional Information (unaudited), continued	June 30, 2026

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting on May 15, 2026, the Praxis ETFs’ Board of Trustees, which consists of a majority of Independent Trustees, unanimously approved the initial advisory and sub-advisory agreements for the Praxis Impact International ETF (“PRXI”). Additional information about each agreement is provided in the Praxis ETFs’ statement of additional information. The Board considered information furnished at and in advance of the meeting. The Board reviewed and evaluated the information and considered factors they determined, in the exercise of their business judgment and with the advice of independent legal counsel, to be relevant and appropriate. The Board’s determinations were not based on any single factor, and individual Trustees may have weighed certain factors differently.

In approving the initial term of the Investment Advisory Agreement between PRXI and Praxis Investment Management, Inc. (the “Adviser”), the Board gave weight to the following factors, among others.

●	The Board evaluated the nature, quality, and extent of services the Adviser is expected to provide to PRXI, taking into consideration the high level of services the Adviser has provided to the other Praxis ETFs and Praxis Funds, including the existing exchange traded funds, and concluded it was satisfied with the nature, quality, and extent of those services.

●	The Board noted that PRXI had commenced investment operations and considered the historical investment performance of substantially similar strategies implemented by the Adviser.

●	The Board evaluated the proposed unitary fee for PRXI, including the portion that would be retained by the Adviser, the estimated profitability to the Adviser and any indirect or fallout benefits to the Adviser or its affiliates, and concluded that the proposed unitary fee and the portion to be retained by the Adviser was reasonable in relation to the services to be provided.

In approving the initial term of the Sub-Investment Advisory Agreement between the Adviser and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Sub-Adviser”), the Board gave weight to the following factors, among others.

●	The Board evaluated the nature, quality, and extent of services the Sub-Adviser is expected to provide to the Adviser, for the benefit of PRXI, taking into account the high level of services the Sub-Adviser has provided for the other Praxis ETFs, and concluded it was satisfied with the nature, quality, and extent of those services.

●	The Board considered various metrics regarding the Sub-Adviser’s historical performance providing similar services to other clients.

●	The Board evaluated the proposed sub-advisory fee and concluded that the fee for PRXI was reasonable in relation to the services to be provided. The Board evaluated the nature, quality, and extent of services the Adviser is expected to provide to PRXI and concluded it was satisfied with the nature, quality and extent of those services.

23

Praxis Investment Management

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

xxxxxxx

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Praxis Mutual Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Chad Horning
Chad Horning
Principal Executive Officer

Date	September 4, 2026

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	September 4, 2026

*	Print the name and title of each signing officer under his or her signature.